AUL AMERICAN UNIT TRUST

GROUP VARIABLE ANNUITY CONTRACTS

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

UPDATING SUMMARY PROSPECTUS FOR EXISITING INVESTORS

www.oneamerica.com

The Date of this Prospectus is May 1, 2022

This Summary Prospectus describes group variable annuity contracts (“Contracts”) offered by American United Life Insurance Company® (“AUL” of the “Company”).  The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at [www.oneamerica.com/prospectuses]. You can also obtain this information at no cost by calling (800) 249-6269 or by sending an email request to [investments.rs@oneamerica.com].

* * * * * * * * * * * *

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2021.  This may not reflect all of the changes that have occurred since your Contract was issued.

Total Fund Annual Operating Expenses

The Total Fund Annual Operating Expense table has been updated to reflect current minimum and maximum total operating expenses for the Funds, as follows:

Total Fund Annual Operating Expenses	Minimum	Maximum

(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses (“AFFE”), and other expenses*)	0.02%	2.07%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Funds Available Under the Contract

The following funds have been added to the Contract:

American Century Small Cap Growth – Class R6

AMG Times Square Mid Cap Growth – Class Z

BlackRock Systematic Multi-Strategy – Class K

Fidelity Blue Chip Growth – Class K6

Invesco SteelPath MLP Income – Class R6

Janus Henderson Overseas – Class N

PGIM Global Total Return – Class R4

PIMCO RealPath Blend 2060 – Class Institutional

PIMCO RealPath Blend 2060 – Class Administrative

PIMCO International Bond (unhinged) – Class Institutional

Pioneer K – Class K

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the Contract within the first 10 years, he or she will be assessed a surrender charge. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the Contract. For example, if a Participant makes a withdrawal in year 5, he or she will be assessed a surrender charge of 7.2% (8% x 0.90) or up to $7,200 on a $100,000 Account Value.

Charges and Deductions
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, which are discussed in further detail in the Expense Table.			Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	Annual Fee	Minimum	Maximum	Expense Table; Charges and Deductions
	Investment options (Fund Company fees and expenses)	0.02%	2.07%

For more information on ongoing fees and expenses, please refer to the MORE INFORMATION ABOUT FEES section on the prospectus and APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT, which is part of the prospectus and included below.

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.

• Surrender Charges apply for up to 10 years from the Contract Date.

• Tax deferral is more beneficial to investors with a long-time horizon.

Principal Risks of Investing in the Contract; Contract Charges and Fees
Risks Associated with Investment Accounts

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g. Fund Companies), that each investment option including any Fixed Account Investment option will have its own unique risks, and that the investor review these investment options before making an investment decision.

You should review each Fund’s prospectus before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the Contract is subject to the risk related to AUL, including that any obligations (including the Fixed Account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting www.oneamerica.com.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Investments

• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.

• The Contract limits the amount you can transfer from the Fixed Account within a Policy Year.

• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the Contract. A Fund may also be merged into another Fund.

Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account
Optional Benefits	The optional benefits available to you are specific to your Contract. Please review your Contract for more details.
	TAXES	Location in Prospectus
Tax Implications

• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

• There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”).

• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Considerations

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation

• Some financial professionals may receive compensation for selling the Contract.

• Compensation can take the form of commissions on premiums paid.

• These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.

Charges and Deductions
Exchanges

• Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own.

• You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Contract.

Charges and Deductions

GLOSSARY OF TERMS

Various terms commonly used in this Summary Prospectus are defined as follows:

AUL – American United Life Insurance Company®

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner’s accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner’s accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

Fund Company – Any company in which the Registrant invests and which may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

Owner – Also referenced herein as “Contract Owner”, Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner’s rights and responsibilities under certain Contracts. The term “Owner,” as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Registrant – The term “Registrant” means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Statement of Additional Information (“SAI”) – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL’s General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT

American United Life Insurance Company®  Separate Accounts Subaccount Listing

The following is a list of Fund Companies available under the Contract. More information about the Fund Companies is available in the prospectuses for the Fund Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses.  You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fee and expenses of the Fund Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Fund Company’s past performance is not necessarily an indication of future performance.

					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-148	Large Cap Equity	AB Core Opportunities Fund	AllianceBernstein, LP	1.40	24.00	15.93	15.12
06-144	Mid Cap Equity	AB Discovery Growth Fund	AllianceBernstein, LP	1.36	10.41	22.27	16.34
06-GKC	Mid Cap Equity	AB Discovery Growth Fund	AllianceBernstein, LP	0.64	11.15	23.14
06-149	Mid Cap Equity	AB Discovery Value Fund	AllianceBernstein, LP	1.55	34.88	9.38	12.24
06-GKF	Mid Cap Equity	AB Discovery Value Fund	AllianceBernstein, LP	0.81	35.84	10.18
06-3GC	Intermediate Bond	AB Global Bond Fund	AllianceBernstein, LP	0.50	-0.60	3.09
06-4PJ	Balanced	AB Global Risk Allocation Fund	AllianceBernstein, LP	1.07	12.39	8.27	6.92
06-005	Intermediate Bond	AB High Income Fund	AllianceBernstein, LP	0.61	5.18	4.79	6.34
06-006	Intermediate Bond	AB High Income Fund	AllianceBernstein, LP	1.27	4.48	4.09	5.66
06-153	Foreign Equity	AB International Value Fund	AllianceBernstein, LP	1.50	10.53	4.49	5.01
06-3YR	Large Cap Equity	AB Large Cap Growth Fund	AllianceBernstein, LP	0.59	28.89	25.60	20.77
06-3FY	Large Cap Equity	AB Large Cap Growth Fund	AllianceBernstein, LP	0.53	28.98	25.70
06-146	Small Cap Equity	AB Small Cap Growth Fund	AllianceBernstein, LP	1.49	8.92	24.43	17.62
06-GKG	Small Cap Equity	AB Small Cap Growth Portfolio	AllianceBernstein, LP	0.75	9.72	25.33
06-147	Foreign Equity	AB Sustainable International Thematic Fund	AllianceBernstein, LP	1.54	7.61	14.16	8.42
06-151	Large Cap Equity	AB Value Fund	AllianceBernstein, LP	1.44	26.40	7.65	9.72
06-505	Balanced	Alger Balanced Portfolio	Fred Alger Management Inc.	1.07	19.12	11.86	9.96
06-CPH	Large Cap Equity	Alger Capital Appreciation Fund	Fred Alger Management Inc.	0.84	17.93	23.98	19.02
06-194	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Fred Alger Management Inc.	1.13	17.90	23.57	18.69
06-3GX	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Fred Alger Management Inc.	0.75	18.33
06-196	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Fred Alger Management Inc.	1.58	17.39	23.02	18.13
06-510	Large Cap Equity	Alger Capital Appreciation Portfolio	Fred Alger Management Inc.	0.93	19.13	24.19	19.08

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-500	Large Cap Equity	Alger Large Cap Growth Portfolio	Fred Alger Management Inc.	0.86	11.84	25.60	17.91
06-3GY	Small Cap Equity	Alger Small Cap Focus Fund	Fred Alger Management Inc.	0.84	-13.95
06-3MP	Small Cap Equity	Alger Small Cap Focus Fund	Fred Alger Management Inc.	0.85	-13.92	19.53	15.92
06-197	Small Cap Equity	Alger Small Cap Growth Institutional Fund	Fred Alger Management Inc.	1.30	-4.93	21.18	15.08
06-198	Small Cap Equity	Alger Small Cap Growth Institutional Fund	Fred Alger Management Inc.	1.80	-5.38	20.58	14.52
06-33X	Foreign Equity	American Beacon International Equity Fund	American Beacon Advisors, Inc.	1.07	9.30	6.32	6.35
06-33Y	Foreign Equity	American Beacon International Equity Fund	American Beacon Advisors, Inc.	0.69	9.70
06-46F	Large Cap Value	American Beacon Large Value	American Beacon Advisors, Inc.	0.63	27.98	12.04	13.08
06-46G	Mid Cap Value	American Beacon Mid Val R5	American Beacon Advisors, Inc.	0.92	28.59	9.54	12.13
06-34F	Small Cap Equity	American Beacon Small Cap Value Fund	American Beacon Advisors, Inc.	1.16	27.72	8.24	11.63
06-34C	Small Cap Equity	American Beacon Small Cap Value Fund	American Beacon Advisors, Inc.	0.80	28.21
06-69V	Mid Cap Equity	American Beacon Stephens Mid-Cap Growth Fund	American Beacon Advisors, Inc.	0.88	12.47
06-404	Managed Asset Allocation	American Century One Choice 2030 Portfolio	American Century Investments Management, Inc.	1.04	9.76	9.27	8.50
06-697	Large Cap Equity	American Century Disciplined Growth Fund	American Century Investments Management, Inc.	1.25	23.49	20.28	16.70
06-694	Large Cap Equity	American Century Disciplined Growth Fund	American Century Investments Management, Inc.	1.00	23.81	20.58	16.99
06-460	Large Cap Equity	American Century Discovery Core Value	American Century Investments Management, Inc.	0.66	23.70	14.03	13.70
06-721	Intermediate Bond	American Century Diversified Bond Fund	American Century Investments Management, Inc.	0.60	-0.85	3.40	2.83
06-722	Intermediate Bond	American Century Diversified Bond Fund	American Century Investments Management, Inc.	0.85	-1.01	3.17	2.57
06-CPK	Foreign Equity	American Century Emerging Markets Fund	American Century Investments Management, Inc.	0.91	-5.69	11.44
06-204	Foreign Equity	American Century Emerging Markets Fund	American Century Investments Management, Inc.	1.51	-6.30	10.78	7.20
06-206	Foreign Equity	American Century Emerging Markets Fund	American Century Investments Management, Inc.	1.26	-6.04	11.06	7.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-048	Large Cap Equity	American Century Equity Growth Fund	American Century Investments Management, Inc.	0.66	26.52	16.25	14.64
06-175	Large Cap Equity	American Century Equity Growth Fund	American Century Investments Management, Inc.	0.91	26.17	15.96	14.35
06-475	Large Cap Equity	American Century Equity Income Fund	American Century Investments Management, Inc.	0.92	16.78	9.68	11.08
06-CPM	Large Cap Equity	American Century Equity Income Fund	American Century Investments Management, Inc.	0.57	17.27	10.09
06-285	Large Cap Equity	American Century Equity Income Fund	American Century Investments Management, Inc.	1.17	16.49	9.41	10.80
06-435	Intermediate Bond	American Century Ginnie Mae	American Century Investments Management, Inc.	0.80	-1.90	1.68	1.38
06-445	Large Cap Equity	American Century Growth Fund	American Century Investments Management, Inc.	1.20	27.18	24.16	17.93
06-CPN	Large Cap Equity	American Century Growth Fund	American Century Investments Management, Inc.	0.60	27.93	24.90
06-290	Mid Cap Equity	American Century Heritage Fund	American Century Investments Management, Inc.	1.26	10.81	19.60	15.38
06-046	Mid Cap Equity	American Century Heritage Fund	American Century Investments Management, Inc.	1.01	11.10	19.91	15.67
06-CPP	Mid Cap Equity	American Century Heritage Fund	American Century Investments Management, Inc.	0.66	11.49	20.32
06-3KW	Intermediate Bond	American Century Inflation-Adjusted Bond Fund	American Century Investments Management, Inc.	0.22	6.65
06-185	Intermediate Bond	American Century Inflation-Adjusted Bond Fund	American Century Investments Management, Inc.	0.72	6.12	4.67	2.39
06-422	Intermediate Bond	American Century International Bond	American Century Investments Management, Inc.	0.81	-7.11	2.61	0.16
06-421	Intermediate Bond	American Century International Bond	American Century Investments Management, Inc.	1.06	-7.28	2.35	-0.08
06-420	Foreign Equity	American Century International Growth	American Century Investments Management, Inc.	1.18	8.41	14.11	10.03
06-325	Foreign Equity	American Century International Growth	American Century Investments Management, Inc.	1.43	8.15	13.83	9.76
06-3VH	Foreign Equity	American Century International Opportunities Fund	American Century Investments Management, Inc.	1.65	5.21	14.58	11.90

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3VG	Foreign Equity	American Century International Opportunities Fund	American Century Investments Management, Inc.	1.40	5.40	14.84	12.18
06-355	Large Cap Equity	American Century Large Company Value	American Century Investments Management, Inc.	1.08	17.78	9.29	11.44
06-CRJ	Mid Cap Equity	American Century Mid Cap Value Fund	American Century Investments Management, Inc.	0.63	23.56	9.76
06-395	Mid Cap Equity	American Century Mid Cap Value Fund	American Century Investments Management, Inc.	1.23	22.75	9.10	12.50
06-396	Mid Cap Equity	American Century Mid Cap Value Fund	American Century Investments Management, Inc.	0.98	23.14	9.38	12.79
06-413	Managed Asset Allocation	American Century One Choice 2025 Portfolio	American Century Investments Management, Inc.	0.77	9.38	8.82	8.11
06-403	Managed Asset Allocation	American Century One Choice 2025 Portfolio	American Century Investments Management, Inc.	1.02	9.11	8.53	7.84
06-CPT	Managed Asset Allocation	American Century One Choice 2025 Portfolio	American Century Investments Management, Inc.	0.42	9.73	9.16
06-414	Managed Asset Allocation	American Century One Choice 2030 Portfolio	American Century Investments Management, Inc.	0.79	10.10	9.53	8.77
06-CPV	Managed Asset Allocation	American Century One Choice 2030 Portfolio	American Century Investments Management, Inc.	0.44	10.44	9.90
06-406	Managed Asset Allocation	American Century One Choice 2035 Portfolio	American Century Investments Management, Inc.	1.07	10.58	10.01	9.21
06-416	Managed Asset Allocation	American Century One Choice 2035 Portfolio	American Century Investments Management, Inc.	0.82	10.80	10.28	9.48
06-CPW	Managed Asset Allocation	American Century One Choice 2035 Portfolio	American Century Investments Management, Inc.	0.47	11.13	10.62
06-407	Managed Asset Allocation	American Century One Choice 2040 Portfolio	American Century Investments Management, Inc.	1.09	11.17	10.77	9.90
06-417	Managed Asset Allocation	American Century One Choice 2040 Portfolio	American Century Investments Management, Inc.	0.84	11.45	11.05	10.17
06-CPX	Managed Asset Allocation	American Century One Choice 2040 Portfolio	American Century Investments Management, Inc.	0.49	11.90	11.41
06-408	Managed Asset Allocation	American Century One Choice 2045 Portfolio	American Century Investments Management, Inc.	1.12	12.02	11.56	10.53
06-418	Managed Asset Allocation	American Century One Choice 2045 Portfolio	American Century Investments Management, Inc.	0.87	12.30	11.85	10.81

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CPY	Managed Asset Allocation	American Century One Choice 2045 Portfolio	American Century Investments Management, Inc.	0.52	12.71	12.21
06-409	Managed Asset Allocation	American Century One Choice 2050 Portfolio	American Century Investments Management, Inc.	1.14	13.01	12.29	11.00
06-419	Managed Asset Allocation	American Century One Choice 2050 Portfolio	American Century Investments Management, Inc.	0.89	13.37	12.57	11.27
06-CRC	Managed Asset Allocation	American Century One Choice 2050 Portfolio	American Century Investments Management, Inc.	0.54	13.74	12.95
06-437	Managed Asset Allocation	American Century One Choice 2055 Portfolio	American Century Investments Management, Inc.	1.14	13.60	12.58	11.25
06-436	Managed Asset Allocation	American Century One Choice 2055 Portfolio	American Century Investments Management, Inc.	0.89	13.87	12.85	11.52
06-CRF	Managed Asset Allocation	American Century One Choice 2055 Portfolio	American Century Investments Management, Inc.	0.54	14.25	13.23
06-CKR	Managed Asset Allocation	American Century One Choice 2060 Portfolio	American Century Investments Management, Inc.	1.14	14.03	12.78
06-CKT	Managed Asset Allocation	American Century One Choice 2060 Portfolio	American Century Investments Management, Inc.	0.89	14.38	13.08
06-CRG	Managed Asset Allocation	American Century One Choice 2060 Portfolio	American Century Investments Management, Inc.	0.54	14.74	13.46
06-63T	Managed Asset Allocation	American Century One Choice 2065	American Century Investments Management, Inc.	1.14	14.08
06-63X	Managed Asset Allocation	American Century One Choice 2065	American Century Investments Management, Inc.	0.54	14.94
06-63N	Managed Asset Allocation	American Century One Choice 2065	American Century Investments Management, Inc.	0.89	14.55
06-66V	Managed Asset Allocation	American Century One Choice Blend+ 2015	American Century Investments Management, Inc.	0.23
06-66W	Managed Asset Allocation	American Century One Choice Blend+ 2020	American Century Investments Management, Inc.	0.23
06-66X	Managed Asset Allocation	American Century One Choice Blend+ 2025	American Century Investments Management, Inc.	0.23
06-66Y	Managed Asset Allocation	American Century One Choice Blend+ 2030	American Century Investments Management, Inc.	0.23
06-67C	Managed Asset Allocation	American Century One Choice Blend+ 2035	American Century Investments Management, Inc.	0.23

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-67F	Managed Asset Allocation	American Century One Choice Blend+ 2040	American Century Investments Management, Inc.	0.23
06-67G	Managed Asset Allocation	American Century One Choice Blend+ 2045	American Century Investments Management, Inc.	0.23
06-67H	Managed Asset Allocation	American Century One Choice Blend+ 2050	American Century Investments Management, Inc.	0.23
06-67J	Managed Asset Allocation	American Century One Choice Blend+ 2055	American Century Investments Management, Inc.	0.23
06-67K	Managed Asset Allocation	American Century One Choice Blend+ 2060	American Century Investments Management, Inc.	0.23
06-67M	Managed Asset Allocation	American Century One Choice Blend+ 2065	American Century Investments Management, Inc.	0.23
06-426	Managed Asset Allocation	American Century One Choice in Retirement Portfolio	American Century Investments Management, Inc.	1.00	8.53	7.80	6.89
06-427	Managed Asset Allocation	American Century One Choice in Retirement Portfolio	American Century Investments Management, Inc.	0.75	8.89	8.09	7.16
06-CRH	Managed Asset Allocation	American Century One Choice in Retirement Portfolio	American Century Investments Management, Inc.	0.40	9.16	8.43
06-CRK	Specialty	American Century Real Estate Fund	American Century Investments Management, Inc.	0.81	41.82	11.48
06-380	Specialty	American Century Real Estate Fund	American Century Investments Management, Inc.	1.41	40.99	10.81	10.73
06-269	Specialty	American Century Real Estate Fund	American Century Investments Management, Inc.	1.16	41.32	11.09	11.01
06-440	Large Cap Equity	American Century Select	American Century Investments Management, Inc.	0.95	25.18	23.22	18.21
06-240	Large Cap Equity	American Century Select	American Century Investments Management, Inc.	1.20	24.86	22.90	17.92
06-385	Small Cap Equity	American Century Small Cap	American Century Investments Management, Inc.	1.11	20.66	9.53	11.63
06-6C7	Small Cap Equity	American Century Small Cap Growth	American Century Investment Management, Inc.	-	-	-	-
06-200	Small Cap Equity	American Century Small Cap Growth	American Century Investments Management, Inc.	1.47	6.79	21.17	16.65
06-CRM	Small Cap Equity	American Century Small Cap Value Fund	American Century Investments Management, Inc.	0.84	37.43	13.11

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-390	Small Cap Equity	American Century Small Cap Value Fund	American Century Investments Management, Inc.	1.44	36.52	12.43	13.59
06-470	Small Cap Equity	American Century Small Cap Value Fund	American Century Investments Management, Inc.	1.19	36.91	12.73	13.89
06-485	Balanced	American Century Strategic Allocation	American Century Investments Management, Inc.	0.83	9.36	8.74	7.26
06-CRN	Balanced	American Century Strategic Allocation: Aggressive Fund	American Century Investments Management, Inc.	0.44	15.44	13.57
06-480	Balanced	American Century Strategic Allocation: Aggressive Fund	American Century Investments Management, Inc.	0.79	14.95	13.18	11.15
06-400	Balanced	American Century Strategic Allocation: Aggressive Fund	American Century Investments Management, Inc.	1.04	14.75	12.90	10.88
06-405	Balanced	American Century Strategic Allocation: Conservative Fund	American Century Investments Management, Inc.	1.08	9.1	8.44	6.98
06-CRP	Balanced	American Century Strategic Allocation: Conservative Fund	American Century Investments Management, Inc.	0.48	9.74	9.12
06-490	Balanced	American Century Strategic Allocation: Moderate Fund	American Century Investments Management, Inc.	0.83	12.24	11.15	9.44
06-415	Balanced	American Century Strategic Allocation: Moderate Fund	American Century Investments Management, Inc.	1.08	12.17	10.92	9.17
06-CRR	Balanced	American Century Strategic Allocation: Moderate Fund	American Century Investments Management, Inc.	0.48	12.66	11.56
06-430	Large Cap Equity	American Century Ultra Fund	American Century Investments Management, Inc.	1.20	22.91	26.64	19.87
06-450	Large Cap Equity	American Century Ultra Fund	American Century Investments Management, Inc.	0.95	23.21	26.95	20.17
06-CRT	Large Cap Equity	American Century Ultra Fund	American Century Investments Management, Inc.	0.60	23.64	27.41
06-696	Large Cap Equity	American Century Value	American Century Investments Management, Inc.	1.00	24.21	9.30	11.76
06-698	Large Cap Equity	American Century Value	American Century Investments Management, Inc.	1.25	23.93	9.01	11.48
06-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	American Century Investments Management, Inc.	0.92	11.16	19.91	15.66
06-CRV	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	Capital Research and Management Company	0.28	9.32	7.93	7.56

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-957	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	Capital Research and Management Company	0.93	8.64	7.22	6.85
06-958	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	Capital Research and Management Company	0.63	8.95	7.53	7.18
06-CRW	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	Capital Research and Management Company	0.29	10.27	8.55	8.29
06-969	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	Capital Research and Management Company	0.64	9.98	8.18	7.92
06-959	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	Capital Research and Management Company	0.94	9.53	7.85	7.58
06-CRX	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	Capital Research and Management Company	0.30	10.64	9.29	9.12
06-972	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	Capital Research and Management Company	0.65	10.29	8.91	8.74
06-971	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	Capital Research and Management Company	0.95	9.95	8.58	8.41
06-CRY	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	Capital Research and Management Company	0.31	11.44	10.69	10.55
06-974	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	Capital Research and Management Company	0.66	10.98	10.31	10.16
06-973	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	Capital Research and Management Company	0.96	10.63	9.98	9.82
06-CTC	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	Capital Research and Management Company	0.33	13.16	12.16	11.65
06-977	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	Capital Research and Management Company	0.68	12.66	11.76	11.25
06-976	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	Capital Research and Management Company	0.98	12.41	11.43	10.91
06-CTF	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	Capital Research and Management Company	0.35	15.54	13.97	12.63
06-979	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	Capital Research and Management Company	0.70	15.13	13.56	12.23
06-978	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	Capital Research and Management Company	1.00	14.79	13.23	11.89
06-CTG	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	Capital Research and Management Company	0.36	16.83	14.75	13.09

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-982	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	Capital Research and Management Company	0.71	16.38	14.34	12.70
06-981	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	Capital Research and Management Company	1.01	16.05	14.01	12.35
06-CTH	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	Capital Research and Management Company	0.37	17.18	15.02	13.25
06-984	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	Capital Research and Management Company	0.72	16.74	14.62	12.85
06-983	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	Capital Research and Management Company	1.02	16.41	14.28	12.51
06-CTJ	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	Capital Research and Management Company	0.37	17.27	15.17	13.33
06-997	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	Capital Research and Management Company	0.72	16.9	14.78	12.95
06-996	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	Capital Research and Management Company	1.02	16.53	14.42	12.60
06-CTK	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	Capital Research and Management Company	0.38	17.28	15.17	13.32
06-999	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	Capital Research and Management Company	0.73	16.82	14.76	12.93
06-998	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	Capital Research and Management Company	1.03	16.51	14.42	12.58
06-CTM	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	Capital Research and Management Company	0.38	17.19	15.13
06-CGF	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	Capital Research and Management Company	0.73	16.82	14.73
06-CGC	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	Capital Research and Management Company	1.03	16.5	14.41
06-4R4	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	Capital Research and Management Company	0.38	17.32
06-4R3	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	Capital Research and Management Company	0.73	16.89
06-4PY	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	Capital Research and Management Company	1.03	16.51
06-CTN	Large Cap Equity	American Funds AMCAP Fund	Capital Research and Management Company	0.34	24.07	18.20	16.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-207	Large Cap Equity	American Funds AMCAP Fund	Capital Research and Management Company	0.69	23.64	17.78	16.01
06-182	Large Cap Equity	American Funds AMCAP Fund	Capital Research and Management Company	0.99	23.25	17.43	15.67
06-CTP	Balanced	American Funds American Balanced Fund	Capital Research and Management Company	0.26	16.11	11.78	11.47
06-446	Balanced	American Funds American Balanced Fund	Capital Research and Management Company	0.60	15.72	11.39	11.08
06-447	Balanced	American Funds American Balanced Fund	Capital Research and Management Company	0.90	15.36	11.05	10.75
06-208	High Yield Bond	American Funds American High-Income Trust	Capital Research and Management Company	0.65	8.34	6.31	5.99
06-184	High Yield Bond	American Funds American High-Income Trust	Capital Research and Management Company	0.96	8.01	5.99	5.67
06-3MC	High Yield Bond	American Funds American High-Income Trust	Capital Research and Management Company	0.30	8.72	6.69	6.37
06-3M3	Large Cap Equity	American Funds American Mutual Fund	Capital Research and Management Company	0.27	25.33	13.26	13.01
06-3MK	Large Cap Equity	American Funds American Mutual Fund	Capital Research and Management Company	0.62	24.92	12.87	12.61
06-3M6	World Stock	American Funds Capital Income Builder	Capital Research and Management Company	0.26	15.39	8.50	8.06
06-3MM	World Stock	American Funds Capital Income Builder	Capital Research and Management Company	0.61	14.99	8.12	7.68
06-GFN	Intermediate Bond	American Funds Capital World Bond Fund	Capital Research and Management Company	0.48	-4.74	3.91	2.52
06-CTR	World Stock	American Funds Capital World Growth and Income Fund	Capital Research and Management Company	0.42	15.15	13.55	11.96
06-211	World Stock	American Funds Capital World Growth and Income Fund	Capital Research and Management Company	0.77	14.76	13.15	11.57
06-183	World Stock	American Funds Capital World Growth and Income Fund	Capital Research and Management Company	1.07	14.42	12.82	11.23
06-CTT	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	0.46	2.84	12.87	10.01
06-296	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	0.51	2.8	12.82	9.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-212	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	0.81	2.49	12.47	9.62
06-181	Foreign Equity	American Funds EuroPacific Growth Fund	Capital Research and Management Company	1.11	2.19	12.14	9.30
06-CTV	Large Cap Equity	American Funds Fundamental Investors	Capital Research and Management Company	0.28	22.88	16.02	15.35
06-214	Large Cap Equity	American Funds Fundamental Investors	Capital Research and Management Company	0.63	22.45	15.61	14.95
06-213	Large Cap Equity	American Funds Fundamental Investors	Capital Research and Management Company	0.93	22.08	15.27	14.60
06-3M9	World Stock	American Funds Global Balanced Fund	Capital Research and Management Company	0.48	9.5	9.00	8.20
06-3G9	Intermediate Bond	American Funds Inflation Linked Bond Fund	Capital Research and Management Company	0.31	4.18	5.58
06-GKH	Short Term Bond	American Funds Intermediate Bond Fund of America	Capital Research and Management Company	0.21	-0.5	2.91	2.17
06-209	Short Term Bond	American Funds Intermediate Bond Fund of America	Capital Research and Management Company	0.56	-0.84	2.55	1.81
06-186	Short Term Bond	American Funds Intermediate Bond Fund of America	Capital Research and Management Company	0.86	-1.14	2.24	1.50
06-3M4	Foreign Equity	American Funds International Growth and Income Fund	Capital Research and Management Company	0.54	10.12	10.55	7.90
06-3GH	Large Cap Equity	American Funds Investment Company of America	Capital Research and Management Company	0.27	25.4	15.16	14.83
06-CTW	World Stock	American Funds New Perspective Fund	Capital Research and Management Company	0.41	18.1	20.28	15.81
06-503	World Stock	American Funds New Perspective Fund	Capital Research and Management Company	0.76	17.7	19.86	15.41
06-502	World Stock	American Funds New Perspective Fund	Capital Research and Management Company	1.06	17.34	19.50	15.06
06-CTX	Foreign Equity	American Funds New World Fund	Capital Research and Management Company	0.57	5.13	14.59	9.58
06-689	Foreign Equity	American Funds New World Fund	Capital Research and Management Company	0.92	4.77	14.19	9.20
06-691	Foreign Equity	American Funds New World Fund	Capital Research and Management Company	1.22	4.45	13.83	8.85

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CTY	World Stock	American Funds Small Cap World Fund	Capital Research and Management Company	0.65	10.66	18.24	15.17
06-332	World Stock	American Funds Small Cap World Fund	Capital Research and Management Company	1.00	10.28	17.83	14.76
06-333	World Stock	American Funds Small Cap World Fund	Capital Research and Management Company	1.30	9.95	17.47	14.40
06-39V	Intermediate Bond	American Funds the Bond Fund of America	Capital Research and Management Company	0.21	-0.6	4.44	3.62
06-CVC	Large Cap Equity	American Funds the Growth Fund of America	Capital Research and Management Company	0.30	19.69	21.26	18.31
06-216	Large Cap Equity	American Funds the Growth Fund of America	Capital Research and Management Company	0.65	19.27	20.83	17.89
06-179	Large Cap Equity	American Funds the Growth Fund of America	Capital Research and Management Company	0.94	18.93	20.48	17.54
06-3M7	Balanced	American Funds the Income Fund of America	Capital Research and Management Company	0.25	17.73	9.86	9.75
06-3MN	Balanced	American Funds the Income Fund of America	Capital Research and Management Company	0.60	17.36	9.47	9.37
06-3KY	Large Cap Equity	American Funds the New Economy Fund	Capital Research and Management Company	0.41	12.28	19.83	17.36
06-3TK	Intermediate Bond	American Funds U.S. Government Securities Fund	Capital Research and Management Company	0.22	-0.47	3.50	2.52
06-CVF	Large Cap Equity	American Funds Washington Mutual Investors Fund	Capital Research and Management Company	0.27	28.9	15.53	14.59
06-448	Large Cap Equity	American Funds Washington Mutual Investors Fund	Capital Research and Management Company	0.62	28.43	15.13	14.19
06-449	Large Cap Equity	American Funds Washington Mutual Investors Fund	Capital Research and Management Company	0.93	28.06	14.78	13.84
06-4TG	Mid Cap Equity	AMG GW&K Small / Mid Cap	AGM Funds, LLC	0.91	25.91	16.59
06-4TH	Mid Cap Equity	AMG GW&K Small / Mid Cap	AGM Funds, LLC	1.09	25.63
06-FXW	Large Cap Equity	AMG Renaissance Large Cap Growth Fund	Renaissance Investment Management	1.00	30.02	19.70	17.34
06-6C4	Mid Cap Equity	AMG Times Square Mid Cap Growth	AMG Funds, LLC	-	-	-	-
06-BBB	Foreign Equity	AQR International Multi-Style Fund	AQR Capital Management, LLC	0.80	11.97	8.56
06-CCC	Large Cap Equity	AQR Large Cap Multi-Style Fund	AQR Capital Management, LLC	0.65	26.74	14.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CCF	Small Cap Equity	AQR Small Cap Multi-Style Fund	AQR Capital Management, LLC	0.85	26.16	10.78
06-4TF	Foreign Equity	AQR TM Emerging Multi-Style	AQR Capital Management, LLC	0.95	0.58	8.83
06-335	Mid Cap Equity	Ariel Appreciation Fund	Ariel investments, LLC	1.15	25.86	10.76	12.76
06-330	Mid Cap Equity	Ariel Fund	Ariel investments, LLC	1.04	30.36	12.33	14.37
06-CKV	Foreign Equity	Ariel International Fund	Ariel investments, LLC	1.14	4.26	5.69	5.76
06-4JY	Large Cap Blend	Auxier Focus Institutional	Auxier Asset Management, LLC	0.80	20.21	11.73
06-082	Mid Cap Equity	Ave Maria Growth Fund	Ave Maria Mutual Funds	0.92	17.55	18.99	15.48
06-084	Large Cap Equity	Ave Maria Rising Dividend Fund	Ave Maria Mutual Funds	0.93	25.35	13.62	13.10
06-081	Mid Cap Equity	Ave Maria Value Fund	Ave Maria Mutual Funds	0.97	25.15	11.46	9.27
06-085	World Stock	Ave Maria World Equity Fund	Ave Maria Mutual Funds	1.26	21.06	10.64	9.26
06-4TP	Intermediate Bond	Baird Aggregate Bond	Robert W. Baird & Co.	0.30	-1.46	4.01	3.74
06-4RC	Intermediate Bond	Baird Core Plus Bond	Robert W. Baird & Co.	0.30	-1.02	4.30	3.93
06-4XC	Short Term Bond	Baird Short-Term Bond	Robert W. Baird & Co.	0.30	-0.42	2.28	2.15
06-47Y	Mid Cap Growth	Baron Asset	Baron Capital Group, Inc.	1.05	14.23	21.62
06-3J9	Foreign Equity	Baron Emerging Markets Fund	Baron Capital Group, Inc.	1.09	-6.07	10.58
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core	BlackRock Advisors, LLC	0.45	14.72	12.90
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Growth	BlackRock Advisors, LLC	0.45	3.62
06-529	Small Cap Equity	BlackRock Advisor Small Cap Growth	BlackRock Advisors, LLC	0.50	3.56	15.07	13.78
		Equity Portfolio
06-587	Large Cap Equity	BlackRock Equity Dividend Fund	BlackRock Advisors, LLC	0.71	20.35	11.57	11.87
06-FRW	Large Cap Equity	BlackRock Equity Dividend Fund	BlackRock Advisors, LLC	0.60	20.5	11.70
06-527	World Stock	BlackRock Global Allocation Fund	BlackRock Advisors, LLC	1.43	6.05	9.18	7.22
06-528	World Stock	BlackRock Global Allocation Fund	BlackRock Advisors, LLC	0.82	6.73	9.84	7.88
06-FRX	World Stock	BlackRock Global Allocation Fund	BlackRock Advisors, LLC	0.74	6.82	9.93
06-CVH	World Stock	BlackRock Global Dividend Portfolio	BlackRock Advisors, LLC	0.68	17.9	10.72
06-4WH	Large Cap Equity	BlackRock GNMA Investor	BlackRock Advisors, LLC	0.73	-1.38	1.96	1.83
06-CGN	Specialty	BlackRock Health Sciences Opportunities Portfolio	BlackRock Advisors, LLC	1.44	11.39	17.27	17.47
06-CGM	Specialty	BlackRock Health Sciences Opportunities Portfolio	BlackRock Advisors, LLC	0.84	12.08	17.98	18.19
06-CVJ	Specialty	BlackRock Health Sciences Opportunities Portfolio	BlackRock Advisors, LLC	0.74	12.19	18.10
06-CHP	High Yield Bond	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC	0.89	5.59	6.01	6.67
06-33K	High Yield Bond	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC	0.51	5.86	6.42	7.08

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CHR	High Yield Bond	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC	1.19	5.29	5.67	6.32
06-3N3	Intermediate Bond	BlackRock Inflation Protected Bond Fund	BlackRock Advisors, LLC	0.39	5.79	5.35	2.99
06-CVM	Managed Asset Allocation	BlackRock LifePath Index 2025 Fund	BlackRock Advisors, LLC	0.09	8.94	9.69	8.65
06-CVN	Managed Asset Allocation	BlackRock LifePath Index 2030 Fund	BlackRock Advisors, LLC	0.09	11.42	10.88	9.57
06-CVP	Managed Asset Allocation	BlackRock LifePath Index 2035 Fund	BlackRock Advisors, LLC	0.09	13.85	12.04	10.43
06-CVR	Managed Asset Allocation	BlackRock LifePath Index 2040 Fund	BlackRock Advisors, LLC	0.09	16.05	13.03	11.21
06-CVT	Managed Asset Allocation	BlackRock LifePath Index 2045 Fund	BlackRock Advisors, LLC	0.09	17.81	13.81	11.84
06-CVV	Managed Asset Allocation	BlackRock LifePath Index 2050 Fund	BlackRock Advisors, LLC	0.09	18.75	14.15	12.23
06-CVW	Managed Asset Allocation	BlackRock LifePath Index 2055 Fund	BlackRock Advisors, LLC	0.09	18.87	14.20	12.45
06-CVX	Managed Asset Allocation	BlackRock LifePath Index 2060 Fund	BlackRock Advisors, LLC	0.09	18.8	14.20
06-4H3	Foreign Value	BlackRock LifePath Index 2065 Fund	BlackRock Advisors, LLC	0.09	18.87
06-CVY	Managed Asset Allocation	BlackRock LifePath Index Retirement Fund	BlackRock Advisors, LLC	0.09	6.92	8.25	6.91
06-GHG	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	BlackRock Advisors, LLC	0.80	14.49	25.84	19.70
06-GHJ	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	BlackRock Advisors, LLC	1.30	13.91	25.18	19.05
06-GHH	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	BlackRock Advisors, LLC	0.70	14.6	25.94
06-FRY	Balanced	BlackRock Multi-Asset Income Fund	BlackRock Advisors, LLC	0.81	6.87	6.18	6.21
06-FTF	Balanced	BlackRock Multi-Asset Income Fund	BlackRock Advisors, LLC	0.51	7.29
06-4PX	World Bond	BlackRock Strategic Global Bond Fund	BlackRock Advisors, LLC	0.52	-1.2	4.49
06-FTH	Intermediate Bond	BlackRock Strategic Income Opportunities Portfolio	BlackRock Advisors, LLC	0.67	1.05	4.08
06-FTG	Intermediate Bond	BlackRock Strategic Income Opportunities Portfolio	BlackRock Advisors, LLC	1.04	0.67	3.69	3.72
06-6CG	Specialty	BlackRock Systematic Multi-Strategy	BlackRock Advisors, LLC	-	-	-	-
06-093	Intermediate Bond	BlackRock Total Return Fund	BlackRock Advisors, LLC	0.76	-0.96	3.85	3.90
06-CWC	Intermediate Bond	BlackRock Total Return Fund	BlackRock Advisors, LLC	0.37	-0.68	4.26	4.32
06-901	Intermediate Bond	BlackRock Total Return Fund	BlackRock Advisors, LLC	1.04	-1.33	3.58	3.64
06-47M	Intermediate Bond	BNY Mellon Bond Market Index	BNYM Investment Adviser, Inc.	0.15	-1.78	3.41	2.69
06-CCY	Specialty	BNY Mellon Natural Resources Fund	BNYM Investment Adviser, Inc.	1.00	38.46	10.10	6.77
06-39Y	Specialty	BNY Mellon Natural Resources Fund	BNYM Investment Adviser, Inc.	0.87	38.6	10.22

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3WY	Large Cap Equity	BNY Mellon Sustainable U.S. Equity Fund	BNYM Investment Adviser, Inc.	0.70	26.73	18.44
06-4PC	High Yield Bond	Brandywine Global Corp Credit	Legg Mason Partners Fund Advisor, LLC	0.50	4.38	7.16	6.73
06-3G3	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.59	-5.26	4.58	3.34
06-709	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.99	-5.62	4.15	2.93
06-714	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	Legg Mason Partners Fund Advisor, LLC	1.26	-5.95	3.85	2.64
06-66T	Large Cap Value	BrandywineGLOBAL Div US Large Value	Legg Mason Partners Fund Advisor, LLC	0.71	29.97	12.03	12.79
06-66R	Specialty	Calamos Market Neutral Income	Calamos Advisors, LLC	0.90	5.01
06-4FJ	Balanced	Calvert Balanced Fund	Calvert Research and Management	0.64	14.64
06-345	Large Cap Equity	Calvert Equity Fund	Calvert Research and Management	0.94	28.93	23.64	17.76
06-340	Intermediate Bond	Calvert Income Fund	Calvert Research and Management	0.94	1.7	5.40	4.38
06-4FN	Small Cap Equity	Calvert Small Cap	Calvert Research and Management	0.90	20.04
06-516	Small Cap Equity	Calvert Small Cap Fund	Calvert Research and Management	1.21	19.67	12.76	14.16
06-3FX	Large Cap Equity	Calvert US Large Cap Core Responsible Index Fund	Calvert Research and Management	0.19	25.7
06-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	Calvert Research and Management	0.99	15.03	12.60	11.90
06-716	Large Cap Equity	ClearBridge Aggressive Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.44	7.46	10.63	12.49
06-711	Large Cap Equity	ClearBridge Aggressive Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.15	7.78	10.96	12.80
06-717	Large Cap Equity	ClearBridge Appreciation Fund	Legg Mason Partners Fund Advisor, LLC	1.27	23.17	16.15	14.31
06-712	Large Cap Equity	ClearBridge Appreciation Fund	Legg Mason Partners Fund Advisor, LLC	1.03	23.52	16.45	14.63
06-3G6	Large Cap Equity	ClearBridge Appreciation Fund	Legg Mason Partners Fund Advisor, LLC	0.57	24.04	16.96	15.11
06-3XJ	Foreign Equity	ClearBridge International Growth Fund	Legg Mason Partners Fund Advisor, LLC	0.72	4.1
06-GJR	Foreign Equity	ClearBridge International Value Fund	Legg Mason Partners Fund Advisor, LLC	1.25	15.53	4.77	5.59
06-GJT	Foreign Equity	ClearBridge International Value Fund	Legg Mason Partners Fund Advisor, LLC	0.80	16.13	5.22	6.08
06-GJW	Large Cap Equity	ClearBridge Large Cap Growth Fund	Legg Mason Partners Fund Advisor, LLC	0.62	22.02	21.62
06-GJX	Large Cap Equity	ClearBridge Large Cap Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.31	21.18	20.77	18.62
06-GJV	Large Cap Equity	ClearBridge Large Cap Growth Fund	Legg Mason Partners Fund Advisor, LLC	1.00	21.57	21.15	18.99
06-47N	Mid Cap Blend	ClearBridge Mid Cap	Legg Mason Partners Fund Advisor, LLC	0.85	28.91	14.59	14.58
06-64M	Small Cap Equity	ClearBridge Small Cap Growth Fund	Franklin Templeton Institutional, LLC	0.78	12.34	21.70	17.23
06-3XF	Large Cap Equity	ClearBridge Sustainability Leaders Fund	Legg Mason Partners Fund Advisor, LLC	0.75	24.78	22.61

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3KT	Specialty	Cohen & Steers Real Estate Securities Fund, Inc.	Cohen & Steers Capital Management, Inc.	0.78	42.19	13.78
06-3KV	Specialty	Cohen & Steers Realty Shares Fund	Cohen & Steers Capital Management, Inc.	0.88	42.61	13.56	12.52
06-4VC	Specialty	Cohen Steers Global Infra	Cohen & Steers Capital Management, Inc.	1.29	16.36	10.08	9.21
06-4VF	Specialty	Cohen Steers Real Est Sec	Cohen & Steers Capital Management, Inc.	1.13	41.68	13.38	13.35
06-CWF	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	0.88	13	13.51
06-863	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	0.99	12.88	13.39
06-692	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	0.99	12.89	13.39	9.92
06-693	Foreign Equity	Columbia Acorn International Fund	Columbia Mgmt. Investment Advisers, LLC	1.24	12.63	13.11	9.62
06-FNT	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.81	20.76	13.76
06-FNH	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.41	21.28	14.22
06-FNM	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.38	18.16	12.35
06-66N	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	1.05	16.26	12.77	11.18
06-66P	Balanced	Columbia Capital Allocation Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.73	16.59	13.13
06-66C	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.96	3.83	5.29	4.73
06-66F	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.64	4	5.59
06-FNW	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.76	3.68	5.33
06-FNK	Balanced	Columbia Capital Allocation Conservative	Columbia Mgmt. Investment Advisers, LLC	0.36	4.28	5.79
06-66G	Balanced	Columbia Capital Allocation Moderate	Columbia Mgmt. Investment Advisers, LLC	0.94	9.49	9.28	8.29

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-66J	Balanced	Columbia Capital Allocation Moderate	Columbia Mgmt. Investment Advisers, LLC	0.64	9.79	9.64
06-FNN	Balanced	Columbia Capital Allocation Moderate	Columbia Mgmt. Investment Advisers, LLC	0.36	8.65	8.16
06-66K	Balanced	Columbia Capital Allocation Moderate Aggressive	Columbia Mgmt. Investment Advisers, LLC	1.02	12.69	11.06	9.63
06-66M	Balanced	Columbia Capital Allocation Moderate Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.68	12.99	11.44
06-FNJ	Balanced	Columbia Capital Allocation Moderate Aggressive	Columbia Mgmt. Investment Advisers, LLC	0.40	12.99	10.22
06-46K	Large Cap Blend	Columbia Contrarian Core Fund	Columbia Mgmt. Investment Advisers, LLC	0.63	24.45	17.65
06-902	Large Cap Equity	Columbia Contrarian Core Fund	Columbia Mgmt. Investment Advisers, LLC	1.00	24.02	17.21	16.09
06-095	Large Cap Equity	Columbia Contrarian Core Fund	Columbia Mgmt. Investment Advisers, LLC	0.75	24.3	17.49
06-4FK	Large Cap Equity	Columbia Dividend Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.56	26.45	15.18
06-903	Large Cap Equity	Columbia Dividend Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.92	25.99	14.75	13.70
06-096	Large Cap Equity	Columbia Dividend Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.67	26.28	15.03
06-444	Intermediate Bond	Columbia Emerging Markets Bond Fund	Columbia Mgmt. Investment Advisers, LLC	0.87	-2.4	4.12	4.49
06-438	Intermediate Bond	Columbia Emerging Markets Bond Fund	Columbia Mgmt. Investment Advisers, LLC	1.12	-2.64	3.84	4.22
06-CWG	Intermediate Bond	Columbia Emerging Markets Bond Fund	Columbia Mgmt. Investment Advisers, LLC	0.70	-2.23	4.29
06-33H	Large Cap Equity	Columbia Integrated Large Cap Growth	Columbia Mgmt. Investment Advisers, LLC	0.79	25.65	21.19	18.37
06-33F	Large Cap Equity	Columbia Integrated Large Cap Growth	Columbia Mgmt. Investment Advisers, LLC	0.39	26.15	21.69
06-FTJ	Mid Cap Equity	Columbia Integrated Small Cap Growth	Columbia Mgmt. Investment Advisers, LLC	0.84	35.28	9.94
06-FRH	Small Cap Equity	Columbia Integrated Small Cap Growth	Columbia Mgmt. Investment Advisers, LLC	1.24	14.58

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FRG	Mid Cap Equity	Columbia Mid Cap Growth	Columbia Mgmt. Investment Advisers, LLC	1.24	24.78	20.01
06-334	Mid Cap Equity	Columbia Mid Cap Index Fund	Columbia Mgmt. Investment Advisers, LLC	0.45	24.2	12.55	13.67
06-FTM	Foreign Equity	Columbia Overseas Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.16	10.62	7.75
06-FTP	Foreign Equity	Columbia Overseas Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.77	10.97	8.17
06-FTN	Foreign Equity	Columbia Overseas Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.91	10.93	8.04
06-947	Intermediate Bond	Columbia Quality Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.66	0.05	3.58
06-914	Intermediate Bond	Columbia Quality Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.91	-0.15	3.30	3.04
06-FTT	Intermediate Bond	Columbia Quality Income Fund	Columbia Mgmt. Investment Advisers, LLC	0.53	0.22	3.73
06-4NK	World Stock	Columbia Select Global Equity	Columbia Mgmt. Investment Advisers, LLC	1.27	23.28	22.36	15.17
06-4NM	World Stock	Columbia Select Global Equity Advance	Columbia Mgmt. Investment Advisers, LLC	1.02	23.65
06-099	Large Cap Equity	Columbia Select Large Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.55	26.65	12.59
06-912	Large Cap Equity	Columbia Select Large Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.80	26.37	12.31	13.77
06-4GF	Large Cap Equity	Columbia Select Large Growth	Columbia Mgmt. Investment Advisers, LLC	0.68	9.34	23.56
06-4GG	Large Cap Equity	Columbia Select Large Value	Columbia Mgmt. Investment Advisers, LLC	0.44	26.77	12.71
06-64V	Mid Cap Growth	Columbia Select Mid Cap Growth	Columbia Mgmt. Investment Advisers, LLC	1.11	16.21	19.64	15.06
06-FRF	Mid Cap Equity	Columbia Select Mid Cap Value	Columbia Mgmt. Investment Advisers, LLC	1.24	34.71	9.50
06-64W	Mid Cap Value	Columbia Select Mid Cap Value	Columbia Mgmt. Investment Advisers, LLC	0.74	32.41	13.05	13.64
06-911	Mid Cap Equity	Columbia Select Mid Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.13	31.96	12.59	13.17

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-098	Mid Cap Equity	Columbia Select Mid Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	0.88	32.19	12.86
06-913	Small Cap Equity	Columbia Select Small Cap Value	Columbia Mgmt. Investment Advisers, LLC	1.28	31.17	10.69	12.48
06-946	Small Cap Equity	Columbia Select Small Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.03	31.51	10.96
06-CNX	Small Cap Equity	Columbia Select Small Cap Value Fund	Columbia Mgmt. Investment Advisers, LLC	1.03	31.5	10.96	12.77
06-441	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	1.19	38.93	30.71	23.15
06-869	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	0.94	39.28	31.03	23.42
06-443	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	0.94	39.27	31.03	23.46
06-FTR	Specialty	Columbia Seligman Technology and Information Fund	Columbia Mgmt. Investment Advisers, LLC	0.86	39.4
06-336	Small Cap Equity	Columbia Small Cap Index Fund	Columbia Mgmt. Investment Advisers, LLC	0.45	26.07	11.93	13.98
06-4YY	Small Cap Blend	Columbia Small Cap Value I	Columbia Mgmt. Investment Advisers, LLC	0.88	29.29	9.80	11.94
06-956	Small Cap Equity	Columbia Small Cap Value II	Columbia Mgmt. Investment Advisers, LLC	1.24	33.47	8.12
06-64X	Small Cap Value	Columbia Small Cap Value II	Columbia Mgmt. Investment Advisers, LLC	1.27	33.7	9.99	12.36
06-64Y	Intermediate Term Bond	Columbia Total Return Bond	Columbia Mgmt. Investment Advisers, LLC	0.74	0	4.84	3.82
06-67N	Intermediate Term Bond	Columbia Total Return Bond	Columbia Mgmt. Investment Advisers, LLC	0.49	0.22	5.12
06-551	Mid Cap Equity	CRM Mid Cap Value	Cramer Rosenthal McGlynn, LLC	1.16	29.09	14.48	13.91
06-552	Small Cap Equity	CRM Small Cap Value	Cramer Rosenthal McGlynn, LLC	1.16	16.7	6.55	10.76
06-029	World Stock	Crossmark Steward Global Equity Income Fund	Crossmark Global Investments, Inc.	1.26	19.28	12.48	11.12
06-031	Small Cap Equity	Crossmark Steward Small/Mid Enhance Index	Crossmark Global Investments, Inc.	0.78	26.34	11.02	12.86
06-030	Large Cap Equity	Crossmark Steward Values-Focused Large Cap Enhanced Index	Crossmark Global Investments, Inc.	0.82	30.77	16.31	15.16

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3YK	Foreign Equity	Delaware Emerging Markets Fund	Delaware Management Company	1.20	-1.95	12.66
06-007	World Stock	Delaware Ivy Asset Strategy	Waddell & Reed Financial, Inc.	1.46	13.34	11.58	7.56
06-008	World Stock	Delaware Ivy Asset Strategy	Waddell & Reed Financial, Inc.	1.11	13.8	11.97	7.95
06-009	Balanced	Delaware Ivy Balanced	Waddell & Reed Financial, Inc.	1.45	15.78	11.41
06-CXY	Balanced	Delaware Ivy Balanced	Waddell & Reed Financial, Inc.	0.71	16.62	12.25
06-010	Balanced	Delaware Ivy Balanced	Waddell & Reed Financial, Inc.	1.07	16.23	11.81	10.10
06-CGP	Specialty	Delaware Ivy Energy	Waddell & Reed Financial, Inc.	1.75	42.64	-12.54
06-CGR	Specialty	Delaware Ivy Energy	Waddell & Reed Financial, Inc.	1.40	43.32	-12.19	-4.64
06-011	High Yield Bond	Delaware Ivy High Income	Waddell & Reed Financial, Inc.	1.35	6.09	5.43
06-GMF	High Yield Bond	Delaware Ivy High Income	Waddell & Reed Financial, Inc.	0.60	7	5.99
06-012	High Yield Bond	Delaware Ivy High Income	Waddell & Reed Financial, Inc.	1.00	6.64	5.59	6.38
06-3VY	Mid Cap Equity	Delaware Ivy Mid Cap Growth	Waddell & Reed Financial, Inc.	0.79	16.91	25.30
06-CGT	Specialty	Delaware Ivy Science and Technology	Waddell & Reed Financial, Inc.	1.55	14.95	23.88	18.96
06-GMG	Specialty	Delaware Ivy Science and Technology	Waddell & Reed Financial, Inc.	0.81	15.8	24.80
06-CGV	Specialty	Delaware Ivy Science and Technology	Waddell & Reed Financial, Inc.	1.20	15.44	24.35	19.40
06-FPP	Small Cap Equity	Delaware Ivy Smid Cap Core	Waddell & Reed Financial, Inc.	1.64	20.5	9.92
06-FNR	Small Cap Equity	Delaware Ivy Smid Cap Core	Waddell & Reed Financial, Inc.	0.89	21.38	10.75
06-FPF	Small Cap Equity	Delaware Ivy Smid Cap Core	Waddell & Reed Financial, Inc.	1.31	20.93	10.30	12.80
06-3XY	Foreign Equity	Delaware Ivy Systematic Emerging Mkts Equity	Waddell & Reed Financial, Inc.	0.76	-4.32	13.14
06-3GP	Small Cap Equity	Delaware Small Cap Core Fund	Delaware Management Company	0.71	23.35	12.73
06-3CN	Small Cap Equity	Delaware Small Cap Value Fund	Delaware Management Company	0.72	34.46	9.67
06-GKJ	Specialty	DFA Commodity Strategy Portfolio	Dimensional Fund Advisors LP	0.32	28.46	4.44	-1.65
06-3F9	Foreign Equity	DFA Emerging Markets Core Equity Portfolio	Dimensional Fund Advisors LP	0.39	5.83	10.11	6.05
06-CWJ	Foreign Equity	DFA Emerging Markets Portfolio	Dimensional Fund Advisors LP	0.35	2.53	9.83	5.52
06-3CV	Foreign Equity	DFA Emerging Markets Sustainability Core 1 Portfolio	Dimensional Fund Advisors LP	0.52	0.79
06-988	Foreign Equity	DFA Emerging Markets Value	Dimensional Fund Advisors LP	0.71	12.17	8.06	4.51
06-3C4	Intermediate Bond	DFA Five-Year Global Fixed Income Portfolio	Dimensional Fund Advisors LP	0.26	-1.03	1.62	1.85
06-CWK	Balanced	DFA Global Allocation 25/75 Portfolio	Dimensional Fund Advisors LP	0.24	5.59	5.42	4.71
06-989	Balanced	DFA Global Allocation 25/75 Portfolio	Dimensional Fund Advisors LP	0.49	5.28	5.16	4.40
06-CWM	Balanced	DFA Global Allocation 60/40 Portfolio	Dimensional Fund Advisors LP	0.25	13.52	9.82	8.83

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-991	Balanced	DFA Global Allocation 60/40 Portfolio	Dimensional Fund Advisors LP	0.50	13.25	9.56	8.56
06-CWN	World Stock	DFA Global Equity Portfolio	Dimensional Fund Advisors LP	0.25	23.2	13.88	12.89
06-992	World Stock	DFA Global Equity Portfolio	Dimensional Fund Advisors LP	0.50	22.86	13.59	12.61
06-3CW	Specialty	DFA Global Real Estate Securities Portfolio	Dimensional Fund Advisors LP	0.24	30.96	10.08	10.31
06-GKK	Intermediate Bond	DFA Inflation-Protected Securities Portfolio	Dimensional Fund Advisors LP	0.11	5.55	5.44	3.10
06-4FV	Intermediate Bond	DFA Intermediate Government Fixed Inc	Dimensional Fund Advisors LP	0.12	-3.15	3.17	2.39
06-4NH	Intermediate Bond	DFA Intermediate-Term Extend Quality	Dimensional Fund Advisors LP	0.23	-2.06	4.82	4.14
06-CWP	Foreign Equity	DFA International Core Equity Portfolio	Dimensional Fund Advisors LP	0.25	13.87	9.56	8.62
06-CWR	Foreign Equity	DFA International Small Company Portfolio	Dimensional Fund Advisors LP	0.44	14.24	10.23	9.97
06-3C7	Foreign Equity	DFA International Sustainability Core 1 Portfolio	Dimensional Fund Advisors LP	0.26	12.11	10.81	8.84
06-993	Foreign Equity	DFA International Value	Dimensional Fund Advisors LP	0.59	18.33	6.65	6.33
06-CWT	Intermediate Bond	DFA Investment Grade Portfolio	Dimensional Fund Advisors LP	0.22	-2.11	3.92	3.22
06-CWV	Specialty	DFA Real Estate Securities Portfolio	Dimensional Fund Advisors LP	0.18	41.85	12.09	11.95
06-4NG	Short Term Bond	DFA Short-Term Ext Quality	Dimensional Fund Advisors LP	0.22	-0.6	1.88	1.83
06-CWW	Large Cap Equity	DFA U.S. Large Cap Growth Portfolio	Dimensional Fund Advisors LP	0.19	26.82	20.23
06-3C3	Large Cap Equity	DFA U.S. Large Cap Value Portfolio	Dimensional Fund Advisors LP	0.22	28.07	10.91	13.76
06-CWX	Large Cap Equity	DFA U.S. Large Company Portfolio	Dimensional Fund Advisors LP	0.08	28.6	18.41	16.47
06-3YM	Small Cap Equity	DFA U.S. Micro Cap Portfolio	Dimensional Fund Advisors LP	0.44	33.5	11.03	13.69
06-CWY	Small Cap Equity	DFA U.S. Small Cap Growth Portfolio	Dimensional Fund Advisors LP	0.38	25.93	14.07
06-GFK	Small Cap Equity	DFA U.S. Small Cap Portfolio	Dimensional Fund Advisors LP	0.33	30.61	11.36	13.66
06-3C6	Large Cap Equity	DFA U.S. Sustainability Core 1 Portfolio	Dimensional Fund Advisors LP	0.20	27.35	18.29	16.49
06-994	Small Cap Equity	DFA U.S. Targeted Value Portfolio	Dimensional Fund Advisors LP	0.58	38.49	9.80	12.70
06-CXC	Small Cap Equity	DFA U.S. Targeted Value Portfolio	Dimensional Fund Advisors LP	0.33	38.8	10.06	12.98
06-4NF	Large Cap Blend	DFA US Core Equity	Dimensional Fund Advisors LP	0.15	27.54	16.59	15.72
06-4NC	Small Cap Value	DFA US Small Cap Value	Dimensional Fund Advisors LP	0.39	39.84	8.97	12.54
06-CXF	Intermediate Bond	DFA World Ex U.S. Government Fixed Income Portfolio	Dimensional Fund Advisors LP	0.20	-4.63	3.24	3.88
06-3PK	Managed Asset Allocation	Dimensional 2010 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.19	8.82	7.58

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3PM	Managed Asset Allocation	Dimensional 2015 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.18	9.68	8.37
06-3PN	Managed Asset Allocation	Dimensional 2020 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.19	10.1	9.28
06-3PP	Managed Asset Allocation	Dimensional 2025 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.19	12.02	10.82
06-3PR	Managed Asset Allocation	Dimensional 2030 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.21	13.98	12.05
06-3PT	Managed Asset Allocation	Dimensional 2035 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.23	15.82	12.46
06-3PV	Managed Asset Allocation	Dimensional 2040 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.23	17.03	12.38
06-3PW	Managed Asset Allocation	Dimensional 2045 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	19.34	13.57
06-3PX	Managed Asset Allocation	Dimensional 2050 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	20.88	14.07
06-3PY	Managed Asset Allocation	Dimensional 2055 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	21	14.09
06-3R3	Managed Asset Allocation	Dimensional 2060 Target Date Retirement Income Fund	Dimensional Fund Advisors LP	0.22	20.88	14.08
06-3R4	Managed Asset Allocation	Dimensional Retirement Income Fund	Dimensional Fund Advisors LP	0.20	6.84	6.02
06-FNG	Large Cap Equity	DWS CROCI U.S. Fund	DWS Investment Management Americas, Inc.	0.67	26.73	9.88
06-FNF	Large Cap Equity	DWS CROCI U.S. Fund	DWS Investment Management Americas, Inc.	1.01	26.32	9.52
06-3VN	Foreign Equity	DWS Emerging Markets Equity Fund	DWS Investment Management Americas, Inc.	1.19	-11.76	8.40	4.81
06-3VP	Foreign Equity	DWS Emerging Markets Equity Fund	DWS Investment Management Americas, Inc.	1.02	-11.61	8.60	5.03
06-3VJ	Foreign Equity	DWS Emerging Markets Equity Fund	DWS Investment Management Americas, Inc.	0.94	-11.54
06-608	Specialty	DWS Enhanced Commodity Strategy Fund	DWS Investment Management Americas, Inc.	1.09	29.72	3.17	-0.82
06-916	Specialty	DWS Enhanced Commodity Strategy Fund	DWS Investment Management Americas, Inc.	1.29	29.4	2.96	-1.03

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FRC	Intermediate Bond	DWS GNMA Fund	DWS Investment Management Americas, Inc.	0.55	-1.11	2.12	1.66
06-FPY	Intermediate Bond	DWS GNMA Fund	DWS Investment Management Americas, Inc.	0.79	-1.33	1.88	1.42
06-622	Mid Cap Equity	DWS Mid Cap Value Fund	DWS Investment Management Americas, Inc.	0.99	28.77	12.75	13.82
06-632	Mid Cap Equity	DWS Mid Cap Value Fund	DWS Investment Management Americas, Inc.	0.74	29.04	13.02	14.10
06-917	Specialty	DWS RREEF Global Infrastructure	DWS Investment Management Americas, Inc.	1.28	20.16	8.76	8.59
06-614	Specialty	DWS RREEF Global Infrastructure Fund	DWS Investment Management Americas, Inc.	1.13	20.28	8.95	8.79
06-621	World Stock	DWS RREEF Real Assets	DWS Investment Management Americas, Inc.	1.22	23.46	11.03	6.05
06-631	World Stock	DWS RREEF Real Assets Fund	DWS Investment Management Americas, Inc.	1.07	23.64	11.19	6.21
06-613	Specialty	DWS RREEF Real Estate Secs	DWS Investment Management Americas, Inc.	0.99	42.53	12.31	11.59
06-CWH	Specialty	DWS RREEF Real Estate Securities Fund	DWS Investment Management Americas, Inc.	0.54	43.12	12.81
06-617	Specialty	DWS RREEF Real Estate Securities Fund	DWS Investment Management Americas, Inc.	0.77	42.78	12.56	11.85
06-GGK	Small Cap Equity	DWS Small Cap Core Fund	DWS Investment Management Americas, Inc.	1.24	40.83	13.31	14.51
06-GGM	Small Cap Equity	DWS Small Cap Core Fund	DWS Investment Management Americas, Inc.	1.01	41.15	13.55	14.77
06-4NJ	Intermediate Bond	Federated Bond	Federated Investment Management Company	0.59	0.19	5.37
06-788	High Yield Bond	Federated Hermes Institutional High Yield Bond	Federated Investment Management Company	0.73	8.09	6.55
06-CHJ	Foreign Equity	Federated Hermes International Equity	Federated Investment Management Company	0.94	8.03	13.44	11.24
06-049	Foreign Equity	Federated Hermes International Leaders	Federated Investment Management Company	0.97	5.02	9.47	9.10
06-050	Large Cap Equity	Federated Hermes Kaufmann Large Cap Mutual Fund	Federated Investment Management Company	0.84	13.81	20.11	18.01

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap Fund	Federated Investment Management Company	0.90	2.97	24.31
06-051	Large Cap Equity	Federated Hermes MDT All Cap Core	Federated Investment Management Company	0.75	31.22	19.10	16.95
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core	Federated Investment Management Company	0.89	30.27	12.96	15.88
06-FTV	Small Cap Equity	Federated Hermes MDT Small Cap Growth	Federated Investment Management Company	0.89	17.62	16.76	16.48
06-918	High Yield Bond	Federated High Yield Trust	Federated Investment Management Company	0.98	7.82	6.31	7.55
06-GKM	High Yield Bond	Federated High Yield Trust	Federated Investment Management Company	0.72	8.1
06-3GV	High Yield Bond	Federated Institutional High Yield Bond Fund	Federated Investment Management Company	0.49	4.8	5.87
06-CHH	Foreign Equity	Federated International Equity Fund	Federated Investment Management Company	1.19	7.79	13.15	10.92
06-GKN	Foreign Equity	Federated International Leaders Fund	Federated Investment Management Company	0.92	5.07	9.53
06-065	Foreign Equity	Federated International Leaders Fund	Federated Investment Management Company	1.23	4.75	9.19	8.82
06-CXG	Large Cap Equity	Federated Kaufmann Large Cap Fund	Federated Investment Management Company	0.78	13.88	20.18
06-066	Large Cap Equity	Federated Kaufmann Large Cap Fund	Federated Investment Management Company	1.09	13.55	19.82	17.71
06-067	Large Cap Equity	Federated MDT All Cap Core Fund	Federated Investment Management Company	1.05	30.85	18.75	16.62
06-4FR	Small Cap Blend	Federated MDT Small Cap Core	Federated Investment Management Company	1.14	29.88	12.67	15.60
06-3MG	Small Cap Equity	Federated MDT Small Cap Core Fund	Federated Investment Management Company	0.88	30.27	12.97
06-FTX	Small Cap Equity	Federated MDT Small Cap Growth Fund	Federated Investment Management Company	0.88	17.65	16.79
06-FTW	Small Cap Equity	Federated MDT Small Cap Growth Fund	Federated Investment Management Company	1.14	17.33	16.47	16.19
06-3HR	Large Cap Equity	Fidelity 500 Index Fund	Fidelity Management & Research Company, LLC	0.02	28.69	18.46	16.54

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4RH	Large Cap Growth	Fidelity Advance Growth Opportunities	Fidelity Management & Research Company, LLC	0.69	11.82	32.78
06-FVF	Balanced	Fidelity Advisor Balanced Fund	Fidelity Management & Research Company, LLC	0.45	18.32	15.03
06-FVC	Balanced	Fidelity Advisor Balanced Fund	Fidelity Management & Research Company, LLC	1.07	17.6	14.31	11.84
06-FTY	Balanced	Fidelity Advisor Balanced Fund	Fidelity Management & Research Company, LLC	0.57	18.18	14.89	12.40
06-4N6	Foreign Growth	Fidelity Advisor China Region	Fidelity Management & Research Company, LLC	0.80	-13.36
06-FVG	Foreign Equity	Fidelity Advisor Diversified International Fund	Fidelity Management & Research Company, LLC	0.76	13.16	13.68
06-280	Foreign Equity	Fidelity Advisor Diversified International Fund	Fidelity Management & Research Company, LLC	1.41	12.43	12.91	10.34
06-045	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Fidelity Management & Research Company, LLC	1.13	27.63	18.03	15.85
06-028	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Fidelity Management & Research Company, LLC	0.59	28.3	18.68	16.52
06-FVH	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Fidelity Management & Research Company, LLC	0.48	28.42	18.82
06-255	Large Cap Equity	Fidelity Advisor Dividend Growth Fund	Fidelity Management & Research Company, LLC	1.05	27.37	12.83	12.80
06-34X	Specialty	Fidelity Advisor Energy Fund	Fidelity Management & Research Company, LLC	1.38	54.14	-3.91	-0.37
06-34W	Specialty	Fidelity Advisor Energy Fund	Fidelity Management & Research Company, LLC	0.79	55.01	-3.36	0.17
06-120	Large Cap Equity	Fidelity Advisor Equity Growth Fund	Fidelity Management & Research Company, LLC	1.23	22.45	25.56	18.97
06-260	Large Cap Equity	Fidelity Advisor Equity Income Fund	Fidelity Management & Research Company, LLC	1.16	21.75	9.33	10.85
06-GHK	Managed Asset Allocation	Fidelity Advisor Freedom 2005 Fund	Fidelity Management & Research Company, LLC	0.37	3.87
06-CCH	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Fidelity Management & Research Company, LLC	0.50	5.4	7.80	7.00
06-195	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Fidelity Management & Research Company, LLC	1.00	4.85	7.25	6.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GHM	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Fidelity Management & Research Company, LLC	0.38	5.55
06-CCJ	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Fidelity Management & Research Company, LLC	0.54	7.03	8.93	7.74
06-101	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Fidelity Management & Research Company, LLC	1.04	6.54	8.38	7.21
06-GHN	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Fidelity Management & Research Company, LLC	0.40	7.13
06-CCK	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Fidelity Management & Research Company, LLC	0.59	8.63	9.90	8.49
06-102	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Fidelity Management & Research Company, LLC	1.09	8.06	9.35	7.95
06-GHP	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Fidelity Management & Research Company, LLC	0.42	8.84
06-CCM	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Fidelity Management & Research Company, LLC	0.63	9.79	10.67	9.37
06-103	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Fidelity Management & Research Company, LLC	1.13	9.33	10.14	8.83
06-GHR	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Fidelity Management & Research Company, LLC	0.44	10.02
06-CCN	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Fidelity Management & Research Company, LLC	0.67	11.16	11.86	10.19
06-106	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Fidelity Management & Research Company, LLC	1.17	10.56	11.30	9.64
06-GHT	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Fidelity Management & Research Company, LLC	0.46	11.34
06-CCP	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Fidelity Management & Research Company, LLC	0.72	13.9	13.31	11.27
06-107	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Fidelity Management & Research Company, LLC	1.22	13.32	12.74	10.71
06-GHV	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Fidelity Management & Research Company, LLC	0.48	14.09
06-CCR	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Fidelity Management & Research Company, LLC	0.75	15.89	13.99	11.65
06-108	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Fidelity Management & Research Company, LLC	1.25	15.34	13.41	11.09

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GHW	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Fidelity Management & Research Company, LLC	0.50	16.25
06-CCT	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Fidelity Management & Research Company, LLC	0.75	15.88	13.99	11.75
06-284	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Fidelity Management & Research Company, LLC	1.25	15.38	13.42	11.20
06-GHX	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Fidelity Management & Research Company, LLC	0.50	16.24
06-CCV	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Fidelity Management & Research Company, LLC	0.75	15.95	13.98	11.81
06-286	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Fidelity Management & Research Company, LLC	1.25	15.38	13.42	11.25
06-GHY	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Fidelity Management & Research Company, LLC	0.50	16.22
06-CCW	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Fidelity Management & Research Company, LLC	0.75	15.94	13.98	11.89
06-394	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Fidelity Management & Research Company, LLC	1.25	15.37	13.41	11.33
06-GJC	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Fidelity Management & Research Company, LLC	0.50	16.22
06-CCX	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Fidelity Management & Research Company, LLC	0.75	15.87	13.98
06-CHG	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Fidelity Management & Research Company, LLC	1.25	15.33	13.40
06-GJF	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Fidelity Management & Research Company, LLC	0.50	16.22
06-63V	Managed Asset Allocation	Fidelity Advisor Freedom 2065	Fidelity Management & Research Company, LLC	1.25	15.34
06-63P	Managed Asset Allocation	Fidelity Advisor Freedom 2065	Fidelity Management & Research Company, LLC	0.75	15.91
06-63Y	Managed Asset Allocation	Fidelity Advisor Freedom 2065	Fidelity Management & Research Company, LLC	0.50	16.24
06-64C	Managed Asset Allocation	Fidelity Advisor Freedom Blend 2065	Fidelity Management & Research Company, LLC	0.34	16.34
06-111	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Fidelity Management & Research Company, LLC	0.97	2.63	5.25	4.25

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CCG	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Fidelity Management & Research Company, LLC	0.47	3.12	5.77	4.77
06-GJG	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Fidelity Management & Research Company, LLC	0.37	3.22
06-46H	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2015 Fund	Fidelity Management & Research Company, LLC	0.28	7.05
06-43N	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2020 Fund	Fidelity Management & Research Company, LLC	0.29	8.75
06-43P	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2025 Fund	Fidelity Management & Research Company, LLC	0.30	9.92
06-43R	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2030 Fund	Fidelity Management & Research Company, LLC	0.32	11.39
06-43T	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2035 Fund	Fidelity Management & Research Company, LLC	0.33	14.28
06-43V	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2040 Fund	Fidelity Management & Research Company, LLC	0.34	16.46
06-43W	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2045 Fund	Fidelity Management & Research Company, LLC	0.34	16.52
06-43X	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2050 Fund	Fidelity Management & Research Company, LLC	0.34	16.42
06-43Y	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2055 Fund	Fidelity Management & Research Company, LLC	0.34	16.5
06-44C	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2060 Fund	Fidelity Management & Research Company, LLC	0.34	16.47
06-44F	Managed Asset Allocation	Fidelity Advisor Freedom® Blend Income Fund	Fidelity Management & Research Company, LLC	0.26	2.98
06-265	Large Cap Equity	Fidelity Advisor Growth & Income Fund	Fidelity Management & Research Company, LLC	1.20	25.11	12.78	13.37
06-125	Large Cap Equity	Fidelity Advisor Growth Opportunities Fund	Fidelity Management & Research Company, LLC	1.30	11.14	31.96	22.36
06-4G3	Specialty	Fidelity Advisor Industrials	Fidelity Management & Research Company, LLC	0.64	17.08
06-FVJ	Foreign Equity	Fidelity Advisor International Capital Appreciation Fund	Fidelity Management & Research Company, LLC	0.85	12.45
06-155	Foreign Equity	Fidelity Advisor International Capital Appreciation Fund	Fidelity Management & Research Company, LLC	1.49	11.71	16.02	12.41

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4G4	Specialty	Fidelity Advisor International Real Estate	Fidelity Management & Research Company, LLC	0.81	12.05
06-4XH	Foreign Equity	Fidelity Advisor International Small Cap	Fidelity Management & Research Company, LLC	0.89	13.58
06-233	Mid Cap Equity	Fidelity Advisor Leveraged Company Stock Fund	Fidelity Management & Research Company, LLC	1.30	24.81	15.23	14.39
06-232	Mid Cap Equity	Fidelity Advisor Leveraged Company Stock Fund	Fidelity Management & Research Company, LLC	1.05	25.15	15.52	14.66
06-3HN	Mid Cap Equity	Fidelity Advisor Mid Cap Value Fund	Fidelity Management & Research Company, LLC	0.29	34.11
06-295	Large Cap Equity	Fidelity Advisor New Insights Fund	Fidelity Management & Research Company, LLC	1.11	24.28	19.41	16.03
06-166	Large Cap Equity	Fidelity Advisor New Insights Fund	Fidelity Management & Research Company, LLC	1.36	23.97	19.11	15.74
06-FVK	Large Cap Equity	Fidelity Advisor New Insights Fund	Fidelity Management & Research Company, LLC	0.74	24.76	19.86
06-165	Foreign Equity	Fidelity Advisor Overseas Fund	Fidelity Management & Research Company, LLC	1.65	18.65	13.62	10.22
06-047	Specialty	Fidelity Advisor Real Estate Fund	Fidelity Management & Research Company, LLC	0.88	38.77	9.15	10.22
06-391	Specialty	Fidelity Advisor Real Estate Fund	Fidelity Management & Research Company, LLC	1.31	38.19	8.64	9.70
06-392	Specialty	Fidelity Advisor Real Estate Fund	Fidelity Management & Research Company, LLC	1.09	38.51	8.88	9.95
06-GKP	Specialty	Fidelity Advisor Real Estate Income Fund	Fidelity Management & Research Company, LLC	0.71	18.98	8.15	8.76
06-275	Small Cap Equity	Fidelity Advisor Small Cap Fund	Fidelity Management & Research Company, LLC	1.46	30.97	13.72	12.36
06-393	Small Cap Equity	Fidelity Advisor Small Cap Fund	Fidelity Management & Research Company, LLC	1.23	31.29	13.98	12.61
06-4TT	Small Cap Value	Fidelity Advisor Small Cap Value	Fidelity Management & Research Company, LLC	0.85	38.32
06-841	Large Cap Equity	Fidelity Advisor Stock Selector All Cap Fund	Fidelity Management & Research Company, LLC	1.21	22.48	17.76
06-270	Mid Cap Equity	Fidelity Advisor Stock Selector Mid Cap Fund	Fidelity Management & Research Company, LLC	1.38	22.62	14.15	13.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-043	Large Cap Equity	Fidelity Advisor Strategic Dividend & Income Fund	Fidelity Management & Research Company, LLC	1.24	18.42	11.11	10.89
06-026	Large Cap Equity	Fidelity Advisor Strategic Dividend & Income Fund	Fidelity Management & Research Company, LLC	0.73	18.96	11.65	11.46
06-110	Intermediate Bond	Fidelity Advisor Strategic Income Fund	Fidelity Management & Research Company, LLC	0.97	3.58	5.18	4.61
06-4N4	Specialty	Fidelity Advisor Technology	Fidelity Management & Research Company, LLC	0.60	27.74
06-027	Intermediate Bond	Fidelity Advisor Total Bond Fund	Fidelity Management & Research Company, LLC	0.50	-0.15	4.38	3.79
06-044	Intermediate Bond	Fidelity Advisor Total Bond Fund	Fidelity Management & Research Company, LLC	0.75	-0.3	4.13	3.53
06-FVM	Intermediate Bond	Fidelity Advisor Total Bond Fund	Fidelity Management & Research Company, LLC	0.36	0.08	4.54
06-323	Mid Cap Equity	Fidelity Advisor Value Fund	Fidelity Management & Research Company, LLC	1.40	34.43	12.57	13.45
06-322	Mid Cap Equity	Fidelity Advisor Value Fund	Fidelity Management & Research Company, LLC	1.15	34.76	12.87	13.75
06-3WN	Foreign Equity	Fidelity Emerging Markets Index Fund	Fidelity Management & Research Company, LLC	0.08	-3.04	9.69	5.30
06-6FN	Large Cap Growth	Fidelity® Blue Chip Growth*	Fidelity Management & Research Company, LLC	0.45
06-3WJ	Mid Cap Equity	Fidelity Extended Market Index Fund	Fidelity Management & Research Company, LLC	0.04	12.41	15.30	14.93
06-4N3	Managed Asset Allocation	Fidelity Four In One Index	Fidelity Management & Research Company, LLC	0.12	17.05	13.66	12.15
06-67X	Managed Asset Allocation	Fidelity Freedom Index 2005 Prem	Fidelity Management & Research Company, LLC	0.06	3.5
06-67Y	Managed Asset Allocation	Fidelity Freedom Index 2010 Prem	Fidelity Management & Research Company, LLC	0.06	5.17
06-69C	Managed Asset Allocation	Fidelity Freedom Index 2015 Prem	Fidelity Management & Research Company, LLC	0.06	6.8
06-69F	Managed Asset Allocation	Fidelity Freedom Index 2020 Prem	Fidelity Management & Research Company, LLC	0.06	8.49
06-69G	Managed Asset Allocation	Fidelity Freedom Index 2025 Prem	Fidelity Management & Research Company, LLC	0.06	9.65

* Added May 20, 2022

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-69H	Managed Asset Allocation	Fidelity Freedom Index 2030 Prem	Fidelity Management & Research Company, LLC	0.06	10.92
06-69J	Managed Asset Allocation	Fidelity Freedom Index 2035 Prem	Fidelity Management & Research Company, LLC	0.06	13.82
06-69K	Managed Asset Allocation	Fidelity Freedom Index 2040 Prem	Fidelity Management & Research Company, LLC	0.06	15.99
06-69M	Managed Asset Allocation	Fidelity Freedom Index 2045 Prem	Fidelity Management & Research Company, LLC	0.06	15.95
06-69N	Managed Asset Allocation	Fidelity Freedom Index 2050 Prem	Fidelity Management & Research Company, LLC	0.06	16.01
06-69P	Managed Asset Allocation	Fidelity Freedom Index 2055 Prem	Fidelity Management & Research Company, LLC	0.06	15.95
06-69R	Managed Asset Allocation	Fidelity Freedom Index 2060 Prem	Fidelity Management & Research Company, LLC	0.06	15.99
06-69T	Managed Asset Allocation	Fidelity Freedom Index 2065 Prem	Fidelity Management & Research Company, LLC	0.06	15.97
06-67W	Managed Asset Allocation	Fidelity Freedom Index Inc Prem	Fidelity Management & Research Company, LLC	0.06	2.8
06-4C3	Managed Asset Allocation	Fidelity Freedom® Index 2005 Fund	Fidelity Management & Research Company, LLC	0.12	3.45	6.33	5.41
06-49Y	Managed Asset Allocation	Fidelity Freedom® Index 2010 Fund	Fidelity Management & Research Company, LLC	0.12	5.04	7.46	6.53
06-4C4	Managed Asset Allocation	Fidelity Freedom® Index 2015 Fund	Fidelity Management & Research Company, LLC	0.12	6.73	8.61	7.30
06-4C6	Managed Asset Allocation	Fidelity Freedom® Index 2020 Fund	Fidelity Management & Research Company, LLC	0.12	8.41	9.60	8.05
06-4C7	Managed Asset Allocation	Fidelity Freedom® Index 2025 Fund	Fidelity Management & Research Company, LLC	0.12	9.51	10.35	8.95
06-4C9	Managed Asset Allocation	Fidelity Freedom® Index 2030 Fund	Fidelity Management & Research Company, LLC	0.12	10.83	11.53	9.80
06-4CC	Managed Asset Allocation	Fidelity Freedom® Index 2035 Fund	Fidelity Management & Research Company, LLC	0.12	13.7	12.99	10.93
06-4CF	Managed Asset Allocation	Fidelity Freedom® Index 2040 Fund	Fidelity Management & Research Company, LLC	0.12	15.88	13.74	11.34
06-4CG	Managed Asset Allocation	Fidelity Freedom® Index 2045 Fund	Fidelity Management & Research Company, LLC	0.12	15.95	13.74	11.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4CH	Managed Asset Allocation	Fidelity Freedom® Index 2050 Fund	Fidelity Management & Research Company, LLC	0.12	15.92	13.74	11.46
06-4CJ	Managed Asset Allocation	Fidelity Freedom® Index 2055 Fund	Fidelity Management & Research Company, LLC	0.12	15.88	13.73	11.57
06-4CK	Managed Asset Allocation	Fidelity Freedom® Index 2060 Fund	Fidelity Management & Research Company, LLC	0.12	15.88	13.74
06-4F3	Managed Asset Allocation	Fidelity Freedom® Index 2065 Fund	Fidelity Management & Research Company, LLC	0.12	15.88
06-4F4	Managed Asset Allocation	Fidelity Freedom® Index Income Fund	Fidelity Management & Research Company, LLC	0.12	2.79	5.48	4.25
06-3WK	Intermediate Bond	Fidelity Inflation-Protected Bond Index Fund	Fidelity Management & Research Company, LLC	0.05	5.93	5.26
06-3HX	Foreign Equity	Fidelity International Index Fund	Fidelity Management & Research Company, LLC	0.04	11.45	9.78	8.21
06-4H6	Intermediate Bond	Fidelity International Sustainability Index Fund	Fidelity Management & Research Company, LLC	0.20	7.65
06-4RK	Large Cap Growth	Fidelity Large Cap Growth Index	Fidelity Management & Research Company, LLC	0.04	27.58	25.25
06-4RJ	Large Cap Value	Fidelity Large Cap Value Index	Fidelity Management & Research Company, LLC	0.04	25.11	11.19
06-3HW	Mid Cap Equity	Fidelity Mid Cap Index Fund	Fidelity Management & Research Company, LLC	0.03	22.56	15.08	14.89
06-3WP	Specialty	Fidelity Real Estate Index Fund	Fidelity Management & Research Company, LLC	0.07	40.66	8.80	10.24
06-3HV	Small Cap Equity	Fidelity Small Cap Index Fund	Fidelity Management & Research Company, LLC	0.03	14.71	12.11	13.38
06-4H4	Managed Asset Allocation	Fidelity Sustainability Bond Index Fund	Fidelity Management & Research Company, LLC	0.10	-1.98
06-3WH	Foreign Equity	Fidelity Total International Index Fund	Fidelity Management & Research Company, LLC	0.06	8.47	9.85
06-3MR	Large Cap Equity	Fidelity Total Market Index Fund	Fidelity Management & Research Company, LLC	0.02	25.65	17.93	16.25
06-3HT	Intermediate Bond	Fidelity U.S. Bond Index Fund	Fidelity Management & Research Company, LLC	0.03	-1.79	3.52	2.86
06-3X3	Large Cap Equity	Fidelity US Sustainability Index Fund	Fidelity Management & Research Company, LLC	0.11	31.57

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-230	Balanced	Fidelity VIP Asset Manager Portfolio	Fidelity Management & Research Company, LLC	0.60	9.92	10.01	8.65
06-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Fidelity Management & Research Company, LLC	0.61	27.83	20.17	16.64
06-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Fidelity Management & Research Company, LLC	0.53	24.89	11.95	12.53
06-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Fidelity Management & Research Company, LLC	0.62	23.21	26.29	19.70
06-215	High Yield Bond	Fidelity VIP High Income Portfolio	Fidelity Management & Research Company, LLC	0.67	4.41	5.01	5.61
06-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Fidelity Management & Research Company, LLC	0.79	19.7	14.44	10.83
06-3VC	World Stock	First Eagle Global Fund	First Eagle Investment Management, LLC	0.79	12.59
06-3VF	Foreign Equity	First Eagle Overseas Fund	First Eagle Investment Management, LLC	0.80	5.31
06-3RY	Large Cap Equity	Franklin DynaTech Fund	Franklin Templeton Institutional, LLC	0.50	12.95	28.69
06-3T3	Large Cap Equity	Franklin Equity Income Fund	Franklin Templeton Institutional, LLC	0.50	25.62	13.30
06-819	Large Cap Equity	Franklin Growth Fund	Franklin Templeton Institutional, LLC	0.82	21.8	20.84	17.01
06-818	Large Cap Equity	Franklin Growth Fund	Franklin Templeton Institutional, LLC	1.07	21.49	20.54	16.72
06-CMX	Large Cap Equity	Franklin Growth Fund	Franklin Templeton Institutional, LLC	0.57	22.1	21.14	17.31
06-4PN	Large Cap Growth	Franklin Growth Opportunities Fund	Franklin Templeton Institutional, LLC	0.58	17.92	24.29
06-CMW	Large Cap Equity	Franklin Growth Opportunities Fund	Franklin Templeton Institutional, LLC	1.16	17.25	23.54	17.13
06-CNW	Large Cap Equity	Franklin Growth Opportunities Fund	Franklin Templeton Institutional, LLC	0.66	17.82	24.14	17.71
06-FXP	Large Cap Equity	Franklin Growth Series	Franklin Templeton Institutional, LLC	0.48	22.19	21.27
06-GKR	Managed Asset Allocation	Franklin Income Fund	Franklin Templeton Institutional, LLC	0.40	17.99	7.93
06-724	Balanced	Franklin Income Fund	Franklin Templeton Institutional, LLC	0.96	17.16	7.27	7.31
06-719	Balanced	Franklin Income Fund	Franklin Templeton Institutional, LLC	0.46	17.5	7.80	7.86
06-3T4	Foreign Equity	Franklin International Growth Fund	Franklin Templeton Institutional, LLC	0.74	1.54	16.94
06-3TN	Balanced	Franklin Managed Income Fund	Franklin Templeton Institutional, LLC	0.60	15.54	9.09
06-726	World Stock	Franklin Mutual Global Discovery Fund	Franklin Templeton Institutional, LLC	1.51	19.1	6.41	8.11
06-FXR	World Stock	Franklin Mutual Global Discovery Fund	Franklin Templeton Institutional, LLC	0.90	19.84	7.06
06-723	World Stock	Franklin Mutual Global Discovery Fund	Franklin Templeton Institutional, LLC	1.01	19.67	6.94	8.66
06-3T6	World Stock	Franklin Mutual Quest Fund	Franklin Templeton Institutional, LLC	0.75	11.67	4.22
06-4PG	Specialty	Franklin Real Estate Securities Fund	Franklin Templeton Institutional, LLC	0.65	41.35	11.41
06-3T7	Large Cap Equity	Franklin Rising Dividends Fund	Franklin Templeton Institutional, LLC	0.54	27.03	17.25
06-3T9	Small Cap Equity	Franklin Small Cap Growth Fund	Franklin Templeton Institutional, LLC	0.65	-0.35	17.49

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-247	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	1.08	25.47	9.99	11.86
06-CMY	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	0.83	25.8	10.27	12.16
06-GKT	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	0.65	25.97	10.46
06-248	Small Cap Equity	Franklin Small Cap Value Fund	Franklin Templeton Institutional, LLC	1.33	25.16	9.72	11.60
06-3TC	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Franklin Templeton Institutional, LLC	0.50	10.28	21.73
06-890	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Franklin Templeton Institutional, LLC	1.11	9.63	20.95	15.74
06-CNC	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Franklin Templeton Institutional, LLC	0.61	10.19	21.53	16.32
06-CXH	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	0.51	2.49	3.62
06-821	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	0.87	2.13	3.23	3.63
06-915	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	1.12	1.88	2.98	3.37
06-CNF	Intermediate Bond	Franklin Strategic Income Fund	Franklin Templeton Institutional, LLC	0.62	2.38	3.48	3.88
06-3RV	Intermediate Bond	Franklin U.S. Government Securities Fund	Franklin Templeton Institutional, LLC	0.53	-1.8	1.84
06-FNP	Specialty	Franklin Utilities Fund	Franklin Templeton Institutional, LLC	0.50	18.23	11.02
06-FPN	Specialty	Franklin Utilities Fund	Franklin Templeton Institutional, LLC	1.08	17.53	10.37	10.19
06-FPC	Specialty	Franklin Utilities Fund	Franklin Templeton Institutional, LLC	0.58	18.19	10.92	10.75
06-GKV	High Yield Bond	Frost Credit Fund	Frost Investment Advisors, LLC	0.71	5.32	5.64
06-GKW	Large Cap Equity	Frost Growth Equity Fund	Frost Investment Advisors, LLC	0.63	25.46	24.49	18.13
06-GKX	Intermediate Bond	Frost Total Return Bond Fund	Frost Investment Advisors, LLC	0.46	3.45	3.62	4.21
06-4PV	Intermediate Bond	Goldman Sachs Core Fixed Income Fund	Goldman Sachs Asset Management, L.P.	0.37	-1.76	4.08
06-3GG	Foreign Equity	Goldman Sachs Emerging Markets Equity Fund	Goldman Sachs Asset Management, L.P.	1.06	-2.44	13.68
06-CGJ	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Goldman Sachs Asset Management, L.P.	0.83	0.03	0.58	0.29
06-CXJ	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Goldman Sachs Asset Management, L.P.	0.18	0.03	1.01
06-CGH	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Goldman Sachs Asset Management, L.P.	0.43	0.03	0.83	0.42
06-729	Mid Cap Equity	Goldman MidCap Sachs Growth Fund	Goldman Sachs Asset Management, L.P.	1.40	11.12	20.78	15.57
06-727	Mid Cap Equity	Goldman MidCap Sachs Growth Fund	Goldman Sachs Asset Management, L.P.	0.98	11.61	21.27	16.01
06-CXK	Mid Cap Equity	Goldman MidCap Sachs Growth Fund	Goldman Sachs Asset Management, L.P.	0.89	11.75	21.39

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-251	World Stock	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Asset Management, L.P.	1.09	16.41	11.71	9.83
06-249	World Stock	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Asset Management, L.P.	0.59	17.03	12.27	10.37
06-368	Foreign Equity	Goldman Sachs International Equity Insights Fund	Goldman Sachs Asset Management, L.P.	1.29	11.19	8.74	8.21
06-367	Foreign Equity	Goldman Sachs International Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.79	11.75	9.29	8.75
06-CXM	Foreign Equity	Goldman Sachs International Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.78	11.69	9.30
06-CKY	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Goldman Sachs Asset Management, L.P.	1.04	29.15	21.85	18.42
06-CKX	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Goldman Sachs Asset Management, L.P.	0.66	29.69	22.30	18.85
06-CXN	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Goldman Sachs Asset Management, L.P.	0.53	29.84	22.48
06-068	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Goldman Sachs Asset Management, L.P.	1.06	28.58	11.00	12.61
06-052	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Goldman Sachs Asset Management, L.P.	0.68	29.07	11.42	13.02
06-CXP	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Goldman Sachs Asset Management, L.P.	0.55	29.26	11.58
06-253	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, L.P.	1.34	30.23	12.77	12.62
06-252	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.84	30.89	13.34	13.19
06-CXR	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.83	30.94	13.34
06-842	World Stock	Goldman Sachs Satellite Strategies Fund	Goldman Sachs Asset Management, L.P.	1.51	7.94	6.15	5.06
06-728	World Stock	Goldman Sachs Satellite Strategies Fund	Goldman Sachs Asset Management, L.P.	1.13	8.5	6.54	5.43
06-46M	Small Cap Blend	Goldman Sachs Small Cap Equity	Goldman Sachs Asset Management, L.P.	0.83	23.89	11.15
06-254	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.96	26.71	8.99	12.15
06-256	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	1.46	26.06	8.45	11.59
06-CXT	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.95	26.7	9.00
06-4NP	Mid Cap Growth	Goldman Sachs Small Mid Growth	Goldman Sachs Asset Management, L.P.	0.88	8.06	22.59
06-257	Specialty	Goldman Sachs Technology Opportunities Fund	Goldman Sachs Asset Management, L.P.	0.95	21.7	28.41	21.37

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-258	Specialty	Goldman Sachs Technology Opportunities Fund	Goldman Sachs Asset Management, L.P.	1.45	21.1	27.77	20.77
06-069	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.	1.06	28.94	16.89	15.53
06-053	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.68	29.39	17.31	15.94
06-FXT	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.	0.55	29.57	17.48
06-3MT	World Stock	GuideStone Funds Aggressive Allocation Fund	Guidestone Capital Management	1.22	14.89	13.67	11.77
06-3MV	Balanced	GuideStone Funds Balanced Allocation Fund	Guidestone Capital Management	1.02	6.92	8.20	6.92
06-3MW	Balanced	GuideStone Funds Conservative Allocation Fund	Guidestone Capital Management	0.94	3.81	5.20	4.09
06-3MX	Balanced	GuideStone Funds Defensive Market Strategies Fund	Guidestone Capital Management	0.95	11.79	10.12	10.08
06-3YV	Foreign Equity	GuideStone Funds Emerging Markets Equity Fund	Guidestone Capital Management	1.12	-1.85	9.28
06-3YW	Large Cap Equity	GuideStone Funds Equity Index Fund	Guidestone Capital Management	0.13	28.28	18.44	16.45
06-3YY	Intermediate Bond	GuideStone Funds Global Bond Fund	Guidestone Capital Management	0.57	-2.31	3.37
06-43C	Specialty	GuideStone Funds Global Real Estate Securities Fund	Guidestone Capital Management	0.87	29.97	10.39
06-3MY	Balanced	GuideStone Funds Growth Allocation Fund	Guidestone Capital Management	1.13	11.56	11.08	9.33
06-43F	Large Cap Equity	GuideStone Funds Growth Equity Fund	Guidestone Capital Management	0.70	17.68	23.62	18.07
06-43G	Foreign Equity	GuideStone Funds International Equity Fund	Guidestone Capital Management	0.95	9.61	10.02	7.87
06-43H	Intermediate Bond	GuideStone Funds Medium-Duration Bond Fund	Guidestone Capital Management	0.39	-2.07	4.02	3.51
06-43J	Small Cap Equity	GuideStone Funds Small Cap Equity Fund	Guidestone Capital Management	1.00	22.09	12.80	12.88
06-43M	Large Cap Equity	GuideStone Funds Value Equity Fund	Guidestone Capital Management	0.69	24.61	11.17	12.69
06-49R	Large Cap Growth	Harbor Capital Appreciation	Harbor Capital Advisors, Inc.	0.59	15.74	26.43
06-49T	Mid Cap Value	Harbor Mid Cap Value	Harbor Capital Advisors, Inc.	0.77	30.09	7.30
06-3XH	World Stock	Hartford Climate Opportunities	Hartford Funds Management Company, LLC	0.69	14.88	16.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3YJ	Large Cap Equity	Hartford Core Equity Fund	Hartford Funds Management Company, LLC	0.38	24.62	18.92
06-3NW	Foreign Equity	Hartford Schroders International Multi-Cap Value Fund	Hartford Funds Management Company, LLC	0.76	13.91	7.38
06-3NX	Foreign Equity	Hartford Schroders International Stock Fund	Hartford Funds Management Company, LLC	0.75	11.49	14.73
06-3CT	Mid Cap Equity	Hartford Schroders US Small/Mid-Cap Opportunities Fund	Hartford Funds Management Company, LLC	1.24	25.57	12.28
06-924	World Stock	Invesco Active Allocation	Invesco Advisers, Inc.	1.10	13.92	11.35	9.75
06-893	World Stock	Invesco Active Allocation	Invesco Advisers, Inc.	0.86	14.24	11.62	10.04
06-023	Large Cap Equity	Invesco American Franchise Fund	Invesco Advisers, Inc.	0.97	11.85	21.57	17.15
06-4HF	Mid Cap Value	Invesco American Value	Invesco Advisers, Inc.	0.75	28.02	9.40
06-054	Mid Cap Equity	Invesco American Value Fund	Invesco Advisers, Inc.	0.93	27.79	9.22	11.02
06-070	Mid Cap Equity	Invesco American Value Fund	Invesco Advisers, Inc.	1.18	27.49	8.95	10.75
06-4PM	Large Cap Value	Invesco Comstock Fund	Invesco Advisers, Inc.	0.42	33.84	11.83
06-772	Large Cap Equity	Invesco Comstock Fund	Invesco Advisers, Inc.	1.07	33.02	11.10	12.50
06-771	Large Cap Equity	Invesco Comstock Fund	Invesco Advisers, Inc.	0.82	33.32	11.37	12.79
06-317	Large Cap Equity	Invesco Comstock Select	Invesco Advisers, Inc.	0.96	30.11	11.19	11.63
06-762	Large Cap Equity	Invesco Comstock Select	Invesco Advisers, Inc.	0.71	30.45	11.46	11.93
06-926	Intermediate Bond	Invesco Core Bond	Invesco Advisers, Inc.	0.71	-1.59	3.95	3.88
06-894	Intermediate Bond	Invesco Core Bond	Invesco Advisers, Inc.	0.46	-1.19	4.27	4.13
06-3G7	Intermediate Bond	Invesco Core Plus Bond Fund	Invesco Advisers, Inc.	0.46	-0.36	4.69
06-3W4	Intermediate Bond	Invesco Corporate Bond Fund	Invesco Advisers, Inc.	0.36	0.69	6.30
06-466	Foreign Equity	Invesco Developing Markets	Invesco Advisers, Inc.	1.22	-7.5	9.74	6.19
06-DDD	Foreign Equity	Invesco Developing Markets	Invesco Advisers, Inc.	0.82	-7.13	10.19	6.65
06-571	Foreign Equity	Invesco Developing Markets	Invesco Advisers, Inc.	0.97	-7.25	10.02	6.47
06-4HH	Mid Cap Growth	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	1.32	18.54	22.31	16.98
06-4HC	Mid Cap Growth	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	0.71	19.17
06-4H9	Mid Cap Growth	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	1.05	18.87	22.62	17.29
06-3F3	Mid Cap Equity	Invesco Disc Mid Cap Growth	Invesco Advisers, Inc.	0.65	19.27	23.12
06-817	Large Cap Equity	Invesco Diversified Dividend Fund	Invesco Advisers, Inc.	0.78	19.04	8.32	11.39
06-816	Large Cap Equity	Invesco Diversified Dividend Fund	Invesco Advisers, Inc.	0.84	18.93	8.24	11.33
06-CXV	Large Cap Equity	Invesco Diversified Dividend Fund	Invesco Advisers, Inc.	0.44	19.38	8.67
06-810	Specialty	Invesco Energy Fund	Invesco Advisers, Inc.	1.57	55.97	-5.71	-4.15

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-835	Specialty	Invesco Energy Fund	Invesco Advisers, Inc.	1.57	55.98	-5.72	-4.16
06-46C	Large Cap Blend	Invesco Equally Weighted S&P 500 Fund Class	Invesco Advisers, Inc.	0.16	29.4	15.58
06-193	Foreign Equity	Invesco EQV International Equity Fund	Invesco Advisers, Inc.	1.60	5.28	9.44	7.41
06-192	Foreign Equity	Invesco EQV International Equity Fund	Invesco Advisers, Inc.	1.00	5.87	10.08	8.04
06-CXW	Foreign Equity	Invesco EQV International Equity Fund	Invesco Advisers, Inc.	0.91	5.93	10.17
06-4FY	Foreign Equity	Invesco EQV International Small Company	Invesco Advisers, Inc.	1.16	18.88	11.37
06-071	Specialty	Invesco Floating Rate ESG	Invesco Advisers, Inc.	1.06	6.23	3.71	4.30
06-FXV	Specialty	Invesco Floating Rate ESG	Invesco Advisers, Inc.	0.74	6.41	4.03
06-055	Specialty	Invesco Floating Rate ESG	Invesco Advisers, Inc.	0.81	6.5	3.96	4.56
06-763	World Stock	Invesco Global	Invesco Advisers, Inc.	1.06	15.36	17.93	14.00
06-FYV	World Stock	Invesco Global	Invesco Advisers, Inc.	0.68	15.78	18.39
06-752	World Stock	Invesco Global	Invesco Advisers, Inc.	0.83	15.63	18.21	14.28
06-229	World Stock	Invesco Global Low Volatility Equity Yield Fund	Invesco Advisers, Inc.	0.98	15.15	6.19	6.85
06-465	World Stock	Invesco Global Low Volatility Equity Yield Fund	Invesco Advisers, Inc.	1.23	14.84	5.79	6.40
06-FYW	Foreign Equity	Invesco Global Opportunities	Invesco Advisers, Inc.	0.70	0.47	17.87
06-556	World Stock	Invesco Global Opportunities	Invesco Advisers, Inc.	1.10	0.12	17.41	15.47
06-843	World Stock	Invesco Global Opportunities	Invesco Advisers, Inc.	0.86	0.37	17.69	15.76
06-288	Intermediate Bond	Invesco Global Strategic Income	Invesco Advisers, Inc.	0.97	-3.24	2.31	3.06
06-751	Intermediate Bond	Invesco Global Strategic Income	Invesco Advisers, Inc.	0.73	-3.28	2.50	3.30
06-463	Specialty	Invesco Gold & Special Min	Invesco Advisers, Inc.	1.05	-2.87	14.52	-1.01
06-34Y	Specialty	Invesco Gold & Special Min	Invesco Advisers, Inc.	0.66	-2.46	14.98
06-753	Specialty	Invesco Gold & Special Min	Invesco Advisers, Inc.	0.81	-2.62	14.77	-0.80
06-845	Specialty	Invesco Health Care	Invesco Advisers, Inc.	1.07	12.19	14.47	13.99
06-815	Specialty	Invesco Health Care	Invesco Advisers, Inc.	1.07	12.19	14.47	13.98
06-297	Intermediate Bond	Invesco International Bond	Invesco Advisers, Inc.	1.01	-10.23	2.09	1.90
06-FYX	Intermediate Bond	Invesco International Bond	Invesco Advisers, Inc.	0.62	-9.9	2.46
06-754	Intermediate Bond	Invesco International Bond	Invesco Advisers, Inc.	0.76	-10	2.35	2.18
06-319	Foreign Equity	Invesco International Growth	Invesco Advisers, Inc.	1.13	10.57	12.04	9.65
06-FNC	Foreign Equity	Invesco International Growth	Invesco Advisers, Inc.	0.69	10.99	12.50
06-756	Foreign Equity	Invesco International Growth	Invesco Advisers, Inc.	0.88	10.86	12.32	9.94

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-764	Foreign Equity	Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.	1.34	13.86	17.23	16.24
06-FCC	Foreign Equity	Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.	0.95	14.25	17.69	16.72
06-757	Foreign Equity	Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.	1.10	14.14	17.51	16.55
06-766	Large Cap Equity	Invesco Main Street All Cap	Invesco Advisers, Inc.	1.12	26.54	15.94	13.83
06-758	Large Cap Equity	Invesco Main Street All Cap	Invesco Advisers, Inc.	0.88	26.9	16.23	14.12
06-262	Small Cap Equity	Invesco Main Street Mid Cap	Invesco Advisers, Inc.	1.11	23.02	12.29	12.63
06-4HG	Mid Cap Blend	Invesco Main Street Mid Cap	Invesco Advisers, Inc.	1.37	22.73	12.02	12.34
06-759	Small Cap Equity	Invesco Main Street Mid Cap	Invesco Advisers, Inc.	0.87	23.31	12.58	12.94
06-078	Specialty	Invesco Senior Floating Rate	Invesco Advisers, Inc.	1.08	8.63	1.78	3.41
06-GCC	Specialty	Invesco Senior Floating Rate	Invesco Advisers, Inc.	0.75	9.16	2.15
06-062	Specialty	Invesco Senior Floating Rate	Invesco Advisers, Inc.	0.83	9.08	2.05	3.69
06-595	Small Cap Equity	Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	1.40	7.07	18.64	16.29
06-320	Small Cap Equity	Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	1.15	7.33	18.94	16.58
06-CXX	Small Cap Equity	Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	0.71	7.8	19.48
06-6CH	Specialty	Invesco SteelPath MLP Income	Invesco Advisers, Inc.	-	-	-	-
06-855	Specialty	Invesco Technology Fund	Invesco Advisers, Inc.	1.10	14.09	24.69	17.10
06-805	Specialty	Invesco Technology Fund	Invesco Advisers, Inc.	1.00	14.27	24.82	17.21
06-813	Large Cap Equity	Invesco Value Opportunities Fund	Invesco Advisers, Inc.	1.47	35.11	11.52
06-814	Large Cap Equity	Invesco Value Opportunities Fund	Invesco Advisers, Inc.	1.22	35.59	11.80	11.87
06-3VK	Foreign Equity	iShares MSCI EAFE International Index Fund	BlackRock Advisors, LLC	0.04	11.33	9.74	8.00
06-46N	Foreign Blend	iShares MSCI Total International Index	BlackRock Advisors, LLC	0.11	7.7	9.70	7.28
06-46P	Large Cap Blend	iShares Russell 1000 Large Cap Index	BlackRock Advisors, LLC	0.08	26.37	18.33	16.43
06-3GR	Small Cap Equity	iShares Russell 2000 Small-Cap Index Fund	BlackRock Advisors, LLC	0.07	14.78	12.07	13.28
06-3GM	Mid Cap Equity	iShares Russell Mid-Cap Index Fund	BlackRock Advisors, LLC	0.06	22.57	15.06
06-3G4	Large Cap Equity	iShares S&P 500 Index Fund	BlackRock Advisors, LLC	0.03	28.65	18.45	16.49
06-3XR	Large Cap Equity	iShares Total U.S. Stock Market Index Fund	BlackRock Advisors, LLC	0.03	25.57	17.90
06-3VM	Intermediate Bond	iShares U.S. Aggregate Bond Index Fund	BlackRock Advisors, LLC	0.05	-1.8	3.49	2.76
06-612	Balanced	Janus Henderson Balanced Fund	Janus Henderson Investors US, LLC	1.32	16.46	13.68	11.02

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CYC	Balanced	Janus Henderson Balanced Fund	Janus Henderson Investors US, LLC	0.57	17.32	14.53
06-611	Balanced	Janus Henderson Balanced Portfolio	Janus Henderson Investors US, LLC	0.87	16.91	14.10	11.53
06-4TJ	World Bond	Janus Henderson Developed Word Bond Fund	Janus Henderson Investors US, LLC	0.56	-0.5	5.02
06-CMF	Mid Cap Equity	Janus Henderson Enterprise Fund	Janus Henderson Investors US, LLC	1.16	16.92	18.62	16.51
06-CMC	Mid Cap Equity	Janus Henderson Enterprise Fund	Janus Henderson Investors US, LLC	1.17	16.97	18.67	16.55
06-CYF	Mid Cap Equity	Janus Henderson Enterprise Fund	Janus Henderson Investors US, LLC	0.66	17.5	19.21
06-CYG	Intermediate Bond	Janus Henderson Flexible Bond Fund	Janus Henderson Investors US, LLC	0.43	-0.72	4.44
06-601	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Janus Henderson Investors US, LLC	0.58	-0.9	4.24	3.68
06-154	Large Cap Equity	Janus Henderson Forty Fund	Janus Henderson Investors US, LLC	1.42	22.2	24.41	19.46
06-603	Large Cap Equity	Janus Henderson Forty Fund	Janus Henderson Investors US, LLC	1.01	22.66	24.89	19.90
06-GMK	Foreign Equity	Janus Henderson Global Equity Income Fund	Janus Henderson Investors US, LLC	1.25	12.54
06-GMJ	Foreign Equity	Janus Henderson Global Equity Income Fund	Janus Henderson Investors US, LLC	0.72	13.04	7.12
06-GMH	Foreign Equity	Janus Henderson Global Equity Income Fund	Janus Henderson Investors US, LLC	1.14	12.47	6.72	6.99
06-CGW	Specialty	Janus Henderson Global Life Sciences Fund	Janus Henderson Investors US, LLC	1.18	6.41	16.83	18.23
06-CGX	Specialty	Janus Henderson Global Life Sciences Fund	Janus Henderson Investors US, LLC	0.92	6.71	17.14	18.53
06-3WT	Specialty	Janus Henderson Global Life Sciences Fund	Janus Henderson Investors US, LLC	0.67	6.94
06-600	World Stock	Janus Henderson Global Research Portfolio	Janus Henderson Investors US, LLC	0.84	18.09	16.70	13.59
06-3CM	Specialty	Janus Henderson Global Technology Fund	Janus Henderson Investors US, LLC	0.67	17.91
06-156	Large Cap Equity	Janus Henderson Growth and Income Fund	Janus Henderson Investors US, LLC	1.41	28.11	16.45	15.13
06-261	Mid Cap Equity	Janus Henderson Mid Cap Value Fund	Janus Henderson Investors US, LLC	1.27	18.84	8.07	9.53
06-604	Mid Cap Equity	Janus Henderson Mid Cap Value Fund	Janus Henderson Investors US, LLC	0.97	19.16	8.39	9.86
06-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Investors US, LLC	1.05	19.42	8.48	10.02

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3GW	Intermediate Bond	Janus Henderson Multi-Sector Income Fund	Janus Henderson Investors US, LLC	0.60	3.33	5.46
06-6CC	Foreign Blend	Janus Henderson Overseas N	Janus Henderson Investors US, LLC	-	-	-	-
06-919	Large Cap Equity	Janus Henderson Research Fund	Janus Henderson Investors US, LLC	1.03	19.94	21.14	17.32
06-888	Large Cap Equity	Janus Henderson Research Fund	Janus Henderson Investors US, LLC	0.86	20.18	21.34	17.49
06-615	Small Cap Equity	Janus Henderson Small Cap Value Fund	Janus Henderson Investors US, LLC	1.18	22.22	6.79	9.84
06-FCH	Small Cap Equity	Janus Henderson Small Cap Value Fund	Janus Henderson Investors US, LLC	0.67	22.85	7.33
06-921	Small Cap Equity	Janus Henderson Triton Fund	Janus Henderson Investors US, LLC	1.16	6.69	15.89	14.89
06-889	Small Cap Equity	Janus Henderson Triton Fund	Janus Henderson Investors US, LLC	1.35	6.74	15.94	14.94
06-CYH	Small Cap Equity	Janus Henderson Triton Fund	Janus Henderson Investors US, LLC	0.66	7.21	16.47
06-954	Large Cap Equity	Janus Henderson U.S. Managed Volatility Fund	Janus Henderson Investors US, LLC	1.05	19.2	13.74	13.65
06-3P3	Small Cap Equity	Janus Henderson Venture Fund	Janus Henderson Investors US, LLC	0.67	7.79	16.72
06-3TF	Balanced	John Hancock Balanced Fund	John Hancock Advisers, LLC	0.65	14.97	12.20	11.14
06-3HM	Intermediate Bond	John Hancock Bond Fund	John Hancock Advisers, LLC	0.36	-0.08	4.72	4.82
06-4TN	Mid Cap Value	John Hancock Disciplined Value Mid Cap	John Hancock Advisers, LLC	0.75	27.05	11.63	14.39
06-3X7	Intermediate Bond	John Hancock ESG Core Bond Fund	John Hancock Advisers, LLC	0.51	-1.84	2.66
06-3X6	Foreign Equity	John Hancock ESG International Equity Fund	John Hancock Advisers, LLC	0.86	-0.97	11.84
06-3X4	Large Cap Equity	John Hancock ESG Large Cap Core Fund	John Hancock Advisers, LLC	0.76	30.25	18.74
06-3VV	Large Cap Equity	John Hancock Fundamental Large Cap Core Fund	John Hancock Advisers, LLC	0.67	29.67	17.26	16.26
06-3GN	Managed Asset Allocation	John Hancock Funds Multi-Index 2010 Lifetime Portfolio	John Hancock Advisers, LLC	0.37	7.11	7.58
06-3H3	Managed Asset Allocation	John Hancock Funds Multi-Index 2015 Lifetime Portfolio	John Hancock Advisers, LLC	0.37	8.34	8.25
06-3H4	Managed Asset Allocation	John Hancock Funds Multi-Index 2020 Lifetime Portfolio	John Hancock Advisers, LLC	0.36	9.57	9.14
06-3H6	Managed Asset Allocation	John Hancock Funds Multi-Index 2025 Lifetime Portfolio	John Hancock Advisers, LLC	0.35	12.03	10.56
06-3H7	Managed Asset Allocation	John Hancock Funds Multi-Index 2030 Lifetime Portfolio	John Hancock Advisers, LLC	0.33	14.12	11.76
06-3H9	Managed Asset Allocation	John Hancock Funds Multi-Index 2035 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	15.95	12.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3J3	Managed Asset Allocation	John Hancock Funds Multi-Index 2040 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	17.55	13.43
06-3HF	Managed Asset Allocation	John Hancock Funds Multi-Index 2045 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.45	13.68
06-3HG	Managed Asset Allocation	John Hancock Funds Multi-Index 2050 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.39	13.66
06-3HH	Managed Asset Allocation	John Hancock Funds Multi-Index 2055 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.38	13.65
06-3HJ	Managed Asset Allocation	John Hancock Funds Multi-Index 2060 Lifetime Portfolio	John Hancock Advisers, LLC	0.32	18.48	13.67
06-3HP	Managed Asset Allocation	John Hancock Funds Multi-Index Income Preservation Portfolio	John Hancock Advisers, LLC	0.34	2.88	4.75
06-64P	Foreign Equity	John Hancock International Growth	John Hancock Advisers, LLC	0.88	10.08	15.79
06-3TG	Intermediate Bond	John Hancock Investment Grade Bond Fund	John Hancock Advisers, LLC	0.39	-1.07	4.07
06-4FC	Balanced	John Hancock Multimanager Lifestyle Aggressive Portfolio	John Hancock Advisers, LLC	0.92	11.54	10.57	9.26
06-4FG	Balanced	John Hancock Multimanager Lifestyle Balanced Portfolio	John Hancock Advisers, LLC	1.04	16.77	14.21	12.26
06-4F7	Balanced	John Hancock Multimanager Lifestyle Conservative Portfolio	John Hancock Advisers, LLC	0.84	3.67	5.81	5.27
06-4FF	Balanced	John Hancock Multimanager Lifestyle Growth	John Hancock Advisers, LLC	0.97	14.33	12.48	10.96
06-4F9	Balanced	John Hancock Multimanager Lifestyle Moderate	John Hancock Advisers, LLC	0.87	7.89	8.17	7.29
06-3VT	Large Cap Equity	John Hancock U.S. Global Leaders Growth Fund	John Hancock Advisers, LLC	0.79	19.65	23.18	17.80
06-3W6	Intermediate Bond	JPMorgan Core Plus Bond Fund	J.P. Morgan Investment Management, Inc.	0.39	-0.1	4.12	3.91
06-4CN	Foreign Equity	JPMorgan Emerging Markets Equity Fund Class	J.P. Morgan Investment Management, Inc.	0.79	-10.14	14.04
06-FXY	Large Cap Equity	JPMorgan Equity Income Fund	J.P. Morgan Investment Management, Inc.	0.46	25.44	13.23
06-FXX	Large Cap Equity	JPMorgan Equity Income Fund	J.P. Morgan Investment Management, Inc.	0.70	25.14	12.95

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4FH	Balanced	JPMorgan Global Allocation	J.P. Morgan Investment Management, Inc.	0.67	9.6
06-4GH	Intermediate Bond	JPMorgan Global Bond Opportunities	J.P. Morgan Investment Management, Inc.	0.50	1.52	4.98
06-FYF	Intermediate Bond	JPMorgan Government Bond Fund	J.P. Morgan Investment Management, Inc.	0.35	-1.99	3.00
06-FYC	Intermediate Bond	JPMorgan Government Bond Fund	J.P. Morgan Investment Management, Inc.	0.60	-2.24	2.72
06-4GJ	Intermediate Bond	JPMorgan Income	J.P. Morgan Investment Management, Inc.	0.41	3.58	5.02
06-3W3	Balanced	JPMorgan Income Builder Fund	J.P. Morgan Investment Management, Inc.	0.52	9.31
06-3GJ	Large Cap Equity	JPMorgan Large Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.44	18.79	29.23	20.30
06-3GF	Large Cap Equity	JPMorgan Large Cap Value Fund	J.P. Morgan Investment Management, Inc.	0.44	24.03	11.98	14.47
06-FYH	Mid Cap Equity	JPMorgan Mid Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.70	10.99	23.25	18.41
06-FYG	Mid Cap Equity	JPMorgan Mid Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.95	10.71	22.94
06-FYJ	Mid Cap Equity	JPMorgan Mid Cap Value Fund	J.P. Morgan Investment Management, Inc.	0.90	29.8	10.42
06-FYK	Mid Cap Equity	JPMorgan Mid Cap Value Fund	J.P. Morgan Investment Management, Inc.	0.65	30.11	10.70
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity	J.P. Morgan Investment Management, Inc.	0.99	16.01	13.18	14.44
06-3JM	Small Cap Equity	JPMorgan Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.	0.74	-5.56	23.08	17.60
06-44Y	Small Cap Value	JPMorgan Small Cap Value Fund Class	J.P. Morgan Investment Management, Inc.	0.76	33	8.51	12.09
06-46R	Managed Asset Allocation	JPMorgan SmartRetirement 2020	J.P. Morgan Investment Management, Inc.	0.40	6.12	8.00
06-46T	Managed Asset Allocation	JPMorgan SmartRetirement 2025	J.P. Morgan Investment Management, Inc.	0.41	8.74	9.47
06-46V	Managed Asset Allocation	JPMorgan SmartRetirement 2030	J.P. Morgan Investment Management, Inc.	0.42	10.88	10.71

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-46W	Managed Asset Allocation	JPMorgan SmartRetirement 2035	J.P. Morgan Investment Management, Inc.	0.44	14.05	12.00
06-46X	Managed Asset Allocation	JPMorgan SmartRetirement 2040	J.P. Morgan Investment Management, Inc.	0.45	15.86	12.88
06-46Y	Managed Asset Allocation	JPMorgan SmartRetirement 2045	J.P. Morgan Investment Management, Inc.	0.45	17.65	13.42
06-47C	Managed Asset Allocation	JPMorgan SmartRetirement 2050	J.P. Morgan Investment Management, Inc.	0.45	17.6	13.40
06-47F	Managed Asset Allocation	JPMorgan SmartRetirement 2055	J.P. Morgan Investment Management, Inc.	0.45	17.68	13.42
06-47G	Managed Asset Allocation	JPMorgan SmartRetirement 2060	J.P. Morgan Investment Management, Inc.	0.44	17.68	13.41
06-GGN	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2020 Fund	J.P. Morgan Investment Management, Inc.	0.19	6.36	7.94
06-GMM	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2020 Fund	J.P. Morgan Investment Management, Inc.	0.44	6.08
06-GGP	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2025 Fund	J.P. Morgan Investment Management, Inc.	0.19	9.07	9.37
06-GMN	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2025 Fund	J.P. Morgan Investment Management, Inc.	0.44	8.78
06-GGR	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2030 Fund	J.P. Morgan Investment Management, Inc.	0.19	11.33	10.53
06-GMP	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2030 Fund	J.P. Morgan Investment Management, Inc.	0.44	11.09
06-GGT	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2035 Fund	J.P. Morgan Investment Management, Inc.	0.19	14.09	11.59
06-GMR	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2035 Fund	J.P. Morgan Investment Management, Inc.	0.44	13.81
06-GGV	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2040 Fund	J.P. Morgan Investment Management, Inc.	0.19	15.94	12.42
06-GMT	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2040 Fund	J.P. Morgan Investment Management, Inc.	0.44	15.61
06-GGW	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2045 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.75	12.89
06-GMV	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2045 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GGX	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2050 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.76	12.97
06-GMW	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2050 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.48
06-GGY	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2055 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.81	12.90
06-GMX	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2055 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.46
06-GMY	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2060 Fund	J.P. Morgan Investment Management, Inc.	0.44	17.48
06-GHC	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2060 Fund	J.P. Morgan Investment Management, Inc.	0.19	17.76	13.00
06-GHF	Managed Asset Allocation	JPMorgan SmartRetirement Blend Inc Fund	J.P. Morgan Investment Management, Inc.	0.19	6.33	7.20
06-GNC	Managed Asset Allocation	JPMorgan SmartRetirement Blend Inc Fund	J.P. Morgan Investment Management, Inc.	0.44	6.05
06-47H	Managed Asset Allocation	JPMorgan SmartRetirement Income	J.P. Morgan Investment Management, Inc.	0.39	6.19	7.26
06-FYN	Small Cap Equity	JPMorgan U.S. Small Company Fund	J.P. Morgan Investment Management, Inc.	0.72	22.53	11.21	14.00
06-FYM	Small Cap Equity	JPMorgan U.S. Small Company Fund	J.P. Morgan Investment Management, Inc.	0.98	22.18	10.90
06-4TC	Large Cap Equity	JPMorgan US Equity	J.P. Morgan Investment Management, Inc.	0.44	28.8	19.86	17.57
06-GJJ	Large Cap Equity	JPMorgan Value Advantage Fund	J.P. Morgan Investment Management, Inc.	0.55	28.97	10.96
06-GJH	Large Cap Equity	JPMorgan Value Advantage Fund	J.P. Morgan Investment Management, Inc.	0.80	28.62	10.68
06-FRN	Intermediate Bond	Knights of Columbus Core Bd	Knights of Columbus Asset Advisors LLC	0.50	-0.58	3.96
06-FRP	Foreign Equity	Knights of Columbus International Equity	Knights of Columbus Asset Advisors LLC	1.10	11.31	11.38
06-FRR	Foreign Equity	Knights of Columbus Large Growth	Knights of Columbus Asset Advisors LLC	0.90	19.39	20.24
06-FRT	Large Cap Equity	Knights of Columbus Large Value	Knights of Columbus Asset Advisors LLC	0.90	28.82	11.77
06-FRV	Small Cap Equity	Knights Of Columbus Small Cap	Knights of Columbus Asset Advisors LLC	1.05	23.8	11.21
06-4YN	Diversified Emerging Markets	Lazard Develping Markets Equity	Lazard Asset Management LLC	1.15	-10.14	9.03	4.53
06-3XN	Intermediate Bond	Loomis Sayles Bond Fund	Loomis Sayles & Company, L.P.	0.60	3.22	4.25
06-3JG	Small Cap Equity	Loomis Sayles Small Cap Growth Fund	Loomis Sayles & Company, L.P.	0.82	10.19	19.08
06-3WF	Large Cap Equity	Lord Abbett Affiliated Fund Class	Lord, Abbett & Co LLC	0.38	27.14	11.34
06-4F6	Intermediate Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	0.51	3.53	6.06
06-056	High Yield Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	0.78	3.26	5.77	6.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-072	High Yield Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	1.08	3.07	5.46	6.15
06-CJT	Intermediate Bond	Lord Abbett Bond-Debenture Fund	Lord, Abbett & Co LLC	0.58	3.47	5.99
06-732	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	0.93	-2.66	24.78	16.99
06-960	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	1.13	-2.87	24.60	16.92
06-369	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	1.18	-2.93	24.47	16.73
06-CYJ	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	0.59	-2.32	25.21
06-CJW	Small Cap Equity	Lord Abbett Developing Growth Fund	Lord, Abbett & Co LLC	0.68	-2.41	25.10
06-423	Large Cap Equity	Lord Abbett Dividend Growth	Lord, Abbett & Co LLC	0.95	25.67	15.82	14.23
06-424	Large Cap Equity	Lord Abbett Dividend Growth	Lord, Abbett & Co LLC	1.20	25.31	15.54	13.95
06-CJV	Large Cap Equity	Lord Abbett Dividend Growth	Lord, Abbett & Co LLC	0.70	26.09	16.14
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value Fund	Lord, Abbett & Co LLC	1.00	27.54
06-CJX	Large Cap Equity	Lord Abbett Fundamental Equity Fund	Lord, Abbett & Co LLC	0.69	29.26	11.24
06-731	Large Cap Equity	Lord Abbett Fundamental Equity Fund	Lord, Abbett & Co LLC	1.19	28.67	10.67	11.55
06-733	Large Cap Equity	Lord Abbett Fundamental Equity Fund	Lord, Abbett & Co LLC	0.94	29.02	10.95	11.79
06-951	Large Cap Equity	Lord Abbett Growth Leaders Fund	Lord, Abbett & Co LLC	1.15	8.41	27.18	20.19
06-948	Large Cap Equity	Lord Abbett Growth Leaders Fund	Lord, Abbett & Co LLC	0.65	8.95	27.82	20.78
06-CJY	Large Cap Equity	Lord Abbett Growth Leaders Fund	Lord, Abbett & Co LLC	0.65	8.94	27.82
06-CKC	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	0.81	6.84	19.67
06-734	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	1.06	6.61	19.37	15.35
06-965	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	1.26	6.41	19.14	15.15
06-371	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	Lord, Abbett & Co LLC	1.31	6.34	19.08	15.10
06-057	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	0.90	6.15	5.60	6.99
06-073	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	1.20	5.83	5.27	6.68
06-CYK	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	0.61	6.31	5.88
06-CKF	High Yield Bond	Lord Abbett High Yield Fund	Lord, Abbett & Co LLC	0.70	6.36	5.82
06-36C	Foreign Equity	Lord Abbett International Opportunities Fund	Lord, Abbett & Co LLC	1.49	9.25	9.55	9.40
06-36G	Foreign Equity	Lord Abbett International Opportunities Fund	Lord, Abbett & Co LLC	0.91	9.89	10.17
06-36F	Foreign Equity	Lord Abbett International Opportunities Fund	Lord, Abbett & Co LLC	0.99	9.8	10.08
06-3WG	Intermediate Bond	Lord Abbett Investment Trust-Lord Abbett Income Fund	Lord, Abbett & Co LLC	0.48	1.59	5.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4GK	Mid Cap Equity	Lord Abbett Mid Cap Stock	Lord, Abbett & Co LLC	0.67	29.3	8.65
06-970	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	Lord, Abbett & Co LLC	1.22	28.64	8.07	10.66
06-961	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	Lord, Abbett & Co LLC	1.27	28.58	8.04	10.57
06-CKG	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	Lord, Abbett & Co LLC	0.77	29.2	8.55
06-CKH	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	0.94	26.77	7.30
06-962	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	1.44	26.12	6.76	9.43
06-704	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	0.94	26.75	7.29	9.96
06-980	Small Cap Equity	Lord Abbett Small Cap Value Fund	Lord, Abbett & Co LLC	1.39	26.21	6.81	9.47
06-952	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.96	-0.31	3.32	3.06
06-949	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.42	0.14	3.86	3.59
06-3RJ	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.36	0.29	3.94
06-CKJ	Intermediate Bond	Lord Abbett Total Return Fund	Lord, Abbett & Co LLC	0.46	0.19	3.86
06-4H7	Short Term Bond	Lord Abbett Ultra Short Bond Fund	Lord, Abbett & Co LLC	0.29	0.06	1.60
06-967	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	1.18	27.21	11.81	12.40
06-025	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	1.38	26.93	11.59	12.21
06-FYP	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	0.83	27.64	12.19
06-CKK	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	0.93	27.54	12.08
06-968	Mid Cap Equity	Lord Abbett Value Opportunities Fund	Lord, Abbett & Co LLC	1.43	26.88	11.54	12.15
06-3HY	Large Cap Equity	MainStay Winslow Large Cap Growth	New York Life Investment Management Holdings LLC	0.64	24.85	25.88
06-222	Balanced	Manning & Napier Pro-Blend Conservative Term Series	Manning & Napier Advisors, LLC	0.87	5.39	6.97	5.60
06-223	Balanced	Manning & Napier Pro-Blend Extended Term Series	Manning & Napier Advisors, LLC	1.02	11.29	11.42	8.90
06-224	Balanced	Manning & Napier Pro-Blend Maximum Term Series	Manning & Napier Advisors, LLC	1.10	18.43	16.50	12.64
06-226	Balanced	Manning & Napier Pro-Blend Moderate Term Series	Manning & Napier Advisors, LLC	1.07	7.99	9.18	7.10
06-4TW	Small Cap Growth	MassMutual Small Cap Growth Equity	MML Investment Advisers, LLC	0.87	10.6	20.25	16.65
06-4TX	Intermediate Bond	MassMutual Total Return Bond Fund	MML Investment Advisers, LLC	0.33	-1.07	4.08	3.60
06-47P	Intermediate Bond	MetWest Total Return Bond Fund	Metropolitan West Asset Management, LLC	0.37	-1.11	4.12	4.11
06-058	Balanced	MFS Aggressive Growth Allocation Fund	MFS Fund Distributors, Inc.	1.02	18.92	15.27	12.82
06-074	Balanced	MFS Aggressive Growth Allocation Fund	MFS Fund Distributors, Inc.	1.27	18.57	14.99	12.54

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-075	Balanced	MFS Conservative Allocation Fund	MFS Fund Distributors, Inc.	1.11	7.59	8.37	6.79
06-059	Balanced	MFS Conservative Allocation Fund	MFS Fund Distributors, Inc.	0.86	7.86	8.64	7.06
06-3W7	Large Cap Equity	MFS Core Equity Fund	MFS Fund Distributors, Inc.	0.60	25.47	19.01
06-013	Intermediate Bond	MFS Emerging Markets Debt Fund	MFS Fund Distributors, Inc.	1.32	-2.87	4.08	4.26
06-014	Intermediate Bond	MFS Emerging Markets Debt Fund	MFS Fund Distributors, Inc.	1.07	-2.65	4.34	4.52
06-CYM	Intermediate Bond	MFS Emerging Markets Debt Fund	MFS Fund Distributors, Inc.	0.71	-2.3	4.68	4.87
06-4TK	World Bond	MFS Global Bond	MFS Fund Distributors, Inc.	0.64	-2.9	4.38
06-4FM	Specialty	MFS Global Real Estate	MFS Fund Distributors, Inc.	0.87	29.86	12.83
06-076	Balanced	MFS Growth Allocation Fund	MFS Fund Distributors, Inc.	1.21	15.45	13.07	10.87
06-060	Balanced	MFS Growth Allocation Fund	MFS Fund Distributors, Inc.	0.96	15.71	13.36	11.15
06-CYN	Large Cap Equity	MFS Growth Fund	MFS Fund Distributors, Inc.	0.53	23.76	24.76	19.26
06-3MF	Foreign Equity	MFS International Diversification Fund	MFS Fund Distributors, Inc.	0.73	7.78
06-49X	Foreign Equity	MFS International Growth Fund Class	MFS Fund Distributors, Inc.	0.72	9.65	14.35	10.09
06-CYP	Foreign Equity	MFS International New Discovery Fund	MFS Fund Distributors, Inc.	0.92	5.04	11.01
06-379	Foreign Equity	MFS International New Discovery Fund	MFS Fund Distributors, Inc.	1.54	4.39	10.33	9.15
06-360	Foreign Equity	MFS International New Discovery Fund	MFS Fund Distributors, Inc.	1.29	4.67	10.61	9.42
06-CYR	Foreign Equity	MFS International Value Fund	MFS Fund Distributors, Inc.	0.62	10.72	14.29	12.60
06-773	Foreign Equity	MFS International Value Fund	MFS Fund Distributors, Inc.	0.97	10.31	13.88	12.22
06-822	Foreign Equity	MFS International Value Fund	MFS Fund Distributors, Inc.	1.22	10.03	13.60	11.93
06-CYT	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	MFS Fund Distributors, Inc.	0.37	26.66	23.31
06-386	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	MFS Fund Distributors, Inc.	0.71	26.2	22.88	17.56
06-387	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	MFS Fund Distributors, Inc.	0.96	25.88	22.57	17.27
06-GNF	Mid Cap Equity	MFS Mid Cap Growth Fund	MFS Fund Distributors, Inc.	0.66	14.17	22.30
06-365	Mid Cap Equity	MFS Mid Cap Growth Fund	MFS Fund Distributors, Inc.	1.01	13.74	21.87	17.57
06-CYV	Mid Cap Equity	MFS Mid Cap Value Fund	MFS Fund Distributors, Inc.	0.68	31	12.60
06-891	Mid Cap Equity	MFS Mid Cap Value Fund	MFS Fund Distributors, Inc.	1.07	30.55	12.16	13.48
06-922	Mid Cap Equity	MFS Mid Cap Value Fund	MFS Fund Distributors, Inc.	1.32	30.13	11.87	13.19
06-077	Balanced	MFS Moderate Allocation Fund	MFS Fund Distributors, Inc.	1.16	11.46	10.86	8.92
06-061	Balanced	MFS Moderate Allocation Fund	MFS Fund Distributors, Inc.	0.91	11.7	11.12	9.19
06-299	Small Cap Equity	MFS New Discovery Fund	MFS Fund Distributors, Inc.	1.24	1.26	20.64	15.64
06-298	Small Cap Equity	MFS New Discovery Fund	MFS Fund Distributors, Inc.	1.49	0.99	20.34	15.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-CYW	Specialty	MFS Technology Fund	MFS Fund Distributors, Inc.	0.78	13.74	26.31
06-CMH	Specialty	MFS Technology Fund	MFS Fund Distributors, Inc.	1.12	13.37	25.89	20.46
06-CMG	Specialty	MFS Technology Fund	MFS Fund Distributors, Inc.	1.37	13.1	25.57	20.15
06-3TH	Intermediate Bond	MFS Total Return Bond Fund	MFS Fund Distributors, Inc.	0.36	-0.73	4.21	3.71
06-3JR	Balanced	MFS Total Return Fund	MFS Fund Distributors, Inc.	0.40	14.3	10.04
06-39X	Specialty	MFS Utilities Fund	MFS Fund Distributors, Inc.	0.67	14.26	12.14
06-388	Specialty	MFS Utilities Fund	MFS Fund Distributors, Inc.	1.01	13.86	11.76	9.76
06-389	Specialty	MFS Utilities Fund	MFS Fund Distributors, Inc.	1.26	13.61	11.48	9.48
06-CYX	Large Cap Equity	MFS Value Fund	MFS Fund Distributors, Inc.	0.45	25.55	12.58	13.69
06-375	Large Cap Equity	MFS Value Fund	MFS Fund Distributors, Inc.	0.80	25.08	12.18	13.29
06-399	Large Cap Equity	Monteagle Opportunity Equity Fund	Park Place Capital Corporation	1.20	20.38	11.01	11.81
06-105	Large Cap Equity	Monteagle Opportunity Equity Fund	Park Place Capital Corporation	1.71	19.83	10.46	11.24
06-47R	Mid Cap Growth	Nationwide Geneva Mid-Cap Growth	Geneva Capital Management, LLC	0.74	24.3	20.73
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Growth	Geneva Capital Management, LLC	0.84	12.35	18.40
06-4MT	Specialty	Nationwide Tech 100 Index	Geneva Capital Management, LLC	0.32	25.6	22.83
06-015	Foreign Equity	Neuberger Berman Emerging Markets Equity Fund	Neuberger Berman Investment Advisers LLC	1.51	-3.59	8.54	5.53
06-016	Foreign Equity	Neuberger Berman Emerging Markets Equity Fund	Neuberger Berman Investment Advisers LLC	1.92	-4.02	8.09	5.10
06-880	Large Cap Equity	Neuberger Berman Focus Fund	Neuberger Berman Investment Advisers LLC	1.27	19.78	15.48	14.51
06-4FW	High Yield Bond	Neuberger Berman High Inc	Neuberger Berman Investment Advisers LLC	0.59	4.78	5.59
06-47J	Small Cap Blend	Neuberger Berman Intrinsic Value Fund	Neuberger Berman Investment Advisers LLC	0.89	26.6
06-900	Large Cap Equity	Neuberger Berman Large Cap Value Fund	Neuberger Berman Investment Advisers LLC	1.19	27.65	14.95	14.25
06-4XP	Large Cap Value	Neuberger Berman Large Cap Value Fund	Neuberger Berman Investment Advisers LLC	0.54	28.39
06-GJM	Mid Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Fund	Neuberger Berman Investment Advisers LLC	1.47	31.86	7.75	10.73
06-GJK	Mid Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Fund	Neuberger Berman Investment Advisers LLC	1.22	32.21	8.03	11.01
06-867	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	1.52	3.89	21.66	15.93

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-868	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	1.27	4.15	21.96	16.22
06-895	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	1.61	4.02	21.72	15.96
06-3XP	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Neuberger Berman Investment Advisers LLC	0.81	4.64
06-64R	Intermediate Bond	Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC	0.50	3.02	5.15
06-CPC	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	Neuberger Berman Investment Advisers LLC	1.29	22.86	15.17	13.93
06-CNY	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	Neuberger Berman Investment Advisers LLC	1.04	23.19	15.46	14.20
06-3R7	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	Neuberger Berman Investment Advisers LLC	0.57	23.73	15.98
06-839	Large Cap Equity	North Square Multi Strategy Fund	North Square Investments, LLC	1.93	21.09	15.49	13.31
06-832	Large Cap Equity	North Square Multi Strategy Fund	North Square Investments, LLC	1.68	21.6	15.98	13.58
06-629	Small Cap Equity	North Square Oak Ridge Small Cap Growth Fund	North Square Investments, LLC	2.03	10.13	14.24	11.71
06-627	Small Cap Equity	North Square Oak Ridge Small Cap Growth Fund	North Square Investments, LLC	1.78	10.41	14.55	12.06
06-492	Small Cap Equity	Northern Small Cap Value Fund	Northern Funds Distributors, LLC	1.00	26.37	6.76	10.89
06-49V	Large Cap Equity	Northern U.S. Quality ESG Fund	Northern Funds Distributors, LLC	0.39	31.31
06-892	Large Cap Equity	Nuveen Dividend Value Fund	Nuveen Securities, LLC	0.99	25.57	9.92	11.27
06-CYY	Foreign Equity	Nuveen International Growth Fund	Nuveen Securities, LLC	0.71	-1.82	10.88
06-CNM	Foreign Equity	Nuveen International Growth Fund	Nuveen Securities, LLC	1.05	-2.14	10.71	9.50
06-3KX	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Securities, LLC	0.81	4.68	18.54
06-237	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Securities, LLC	1.17	4.32	18.10	14.60
06-234	Mid Cap Equity	Nuveen Mid Cap Value Fund	Nuveen Securities, LLC	1.17	36.48	12.67	12.96
06-3JK	Mid Cap Equity	Nuveen Mid Cap Value Fund	Nuveen Securities, LLC	0.78	37.07
06-FYR	Specialty	Nuveen Real Estate Securities Fund	Nuveen Securities, LLC	0.82	41.48	10.86
06-324	Specialty	Nuveen Real Estate Securities Fund	Nuveen Securities, LLC	1.22	40.98	10.41	10.92
06-239	Small Cap Equity	Nuveen Small Cap Select Fund	Nuveen Securities, LLC	1.24	24.34	13.03	13.07
06-242	Small Cap Equity	Nuveen Small Cap Value Fund	Nuveen Securities, LLC	1.20	35.01	4.86	10.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FYT	Small Cap Equity	Nuveen Small Cap Value Fund	Nuveen Securities, LLC	0.76	35.56	5.27
06-725	Balanced	Oakmark Equity and Income Fund	Harris Associates, LP	0.84	21.55	10.58	9.76
06-3XM	Balanced	Oakmark Equity and Income Fund	Harris Associates, LP	0.56	21.83	10.80
06-47V	Diversified Emerging Markets	Parametric Emerging Markets	Calvert Research and Management	1.21	4.61	5.91
06-497	Large Cap Equity	Parnassus Core Equity Fund	Parnassus Investments, LLC	0.84	27.55	18.64	16.41
06-498	Mid Cap Equity	Parnassus Mid Cap Fund	Parnassus Investments, LLC	0.98	16.4	13.23	13.74
06-496	Large Cap Equity	Parnassus Mid Cap Growth	Parnassus Investments, LLC	0.83	9.37	13.86	15.49
06-569	World Stock	Pax Global Environmental Markets Fund	Impax Asset Management LLC	1.20	21.95	16.23	13.48
06-568	Balanced	Pax Sustainable Allocation Inv	Impax Asset Management LLC	0.87	15.31	11.95	9.97
06-501	Intermediate Bond	Payden Emerging Markets Bond	Payden & Rygel	0.73	-2.37	4.67	4.94
06-468	Intermediate Bond	Payden/Kravitz Cash Balance Plan Fund	Payden & Rygel	1.75	3.38	2.72	2.10
06-467	Intermediate Bond	Payden/Kravitz Cash Balance Plan Fund	Payden & Rygel	1.50	3.63	2.96	2.35
06-44J	Managed Asset Allocation	PGIM Day One 2015 Fund	Prudential Financial, Inc.	0.40	10.33	7.83
06-44K	Managed Asset Allocation	PGIM Day One 2020 Fund	Prudential Financial, Inc.	0.40	11.58	8.40
06-44M	Managed Asset Allocation	PGIM Day One 2025 Fund	Prudential Financial, Inc.	0.40	12.82	9.20
06-44N	Managed Asset Allocation	PGIM Day One 2030 Fund	Prudential Financial, Inc.	0.40	14.81	10.62
06-44P	Managed Asset Allocation	PGIM Day One 2035 Fund	Prudential Financial, Inc.	0.40	16.95	11.64
06-44R	Managed Asset Allocation	PGIM Day One 2040 Fund	Prudential Financial, Inc.	0.40	18.18	12.25
06-44T	Managed Asset Allocation	PGIM Day One 2045 Fund	Prudential Financial, Inc.	0.40	19.08	12.72
06-44V	Managed Asset Allocation	PGIM Day One 2050 Fund	Prudential Financial, Inc.	0.40	19.52	12.83
06-44W	Managed Asset Allocation	PGIM Day One 2055 Fund	Prudential Financial, Inc.	0.40	19.78	13.10
06-44X	Managed Asset Allocation	PGIM Day One 2060 Fund	Prudential Financial, Inc.	0.40	19.97	13.05
06-44G	Managed Asset Allocation	PGIM Day One Income Fund	Prudential Financial, Inc.	0.40	9.42	7.22
06-531	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	1.30	27.41	9.63	9.07
06-526	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	0.92	27.91	10.14	9.49
06-3FP	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	1.05	27.79
06-3FN	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	1.30	27.44
06-FCX	Specialty	PGIM Global Real Estate Fund	Prudential Financial, Inc.	0.79	28.08	10.29
06-3FM	Foreign Blend	PGIM Global Total Return	Prudential Financial, Inc.	-	-	-	-
06-3XW	Intermediate Bond	PGIM Global Total Return Fund	Prudential Financial, Inc.	0.52	-5.73	5.43
06-533	High Yield Bond	PGIM High Yield Fund	Prudential Financial, Inc.	0.75	6.09	6.48	6.70
06-532	High Yield Bond	PGIM High Yield Fund	Prudential Financial, Inc.	0.50	6.33	6.75	6.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FCY	High Yield Bond	PGIM High-Yield Fund	Prudential Financial, Inc.	0.38	6.47	6.85	7.06
06-3FH	High Yield Bond	PGIM High-Yield Fund	Prudential Financial, Inc.	0.91	5.91
06-3FJ	High Yield Bond	PGIM High-Yield Fund	Prudential Financial, Inc.	0.66	6.18
06-4Y6	Large Cap Growth	PGIM Jenn Growth	Prudential Financial, Inc.	0.57	16.07
06-456	Specialty	PGIM Jennison Financial Services Fund	Prudential Financial, Inc.	1.39	26.7	14.63	11.34
06-457	Specialty	PGIM Jennison Financial Services Fund	Prudential Financial, Inc.	1.09	27.08	15.00	11.68
06-079	Large Cap Equity	PGIM Jennison Focused Growth Fund	Prudential Financial, Inc.	1.02	5.68	26.51	19.41
06-GNJ	Large Cap Equity	PGIM Jennison Focused Growth Fund	Prudential Financial, Inc.	0.67	6.06	26.97
06-063	Large Cap Equity	PGIM Jennison Focused Growth Fund	Prudential Financial, Inc.	0.75	5.91	26.89	19.74
06-4R9	World Stock	PGIM Jennison Global Opportunities	Prudential Financial, Inc.	0.83	7.79	28.02
06-458	Specialty	PGIM Jennison Health Sciences Fund	Prudential Financial, Inc.	1.14	6.01	17.44	18.12
06-FFC	Specialty	PGIM Jennison Health Sciences Fund	Prudential Financial, Inc.	0.79	6.36	17.85
06-459	Specialty	PGIM Jennison Health Sciences Fund	Prudential Financial, Inc.	0.85	6.29	17.78	18.47
06-461	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Prudential Financial, Inc.	1.03	11.39	19.44	14.77
06-462	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Prudential Financial, Inc.	0.70	11.7	19.80	15.12
06-FFF	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Prudential Financial, Inc.	0.59	11.83	20.00	15.31
06-3FG	Mid Cap Equity	PGIM Jennison Mid-Cap Growth Fund, Inc	Prudential Financial, Inc.	0.83	11.56
06-3FF	Mid Cap Equity	PGIM Jennison Mid-Cap Growth Fund, Inc	Prudential Financial, Inc.	1.08	11.28
06-453	Specialty	PGIM Jennison Natural Resources Fund	Prudential Financial, Inc.	1.31	27.23	4.53	0.11
06-454	Specialty	PGIM Jennison Natural Resources Fund	Prudential Financial, Inc.	0.93	27.69	4.94	0.45
06-FFG	Specialty	PGIM Jennison Natural Resources Fund	Prudential Financial, Inc.	0.81	27.86	5.05	0.58
06-589	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	1.13	29.01	16.82	14.53
06-593	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	0.81	29.4	17.18	14.86
06-3FW	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	0.93	29.23
06-3FR	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	1.18	28.9
06-GJN	Small Cap Equity	PGIM Jennison Small Company Fund	Prudential Financial, Inc.	0.69	29.54	17.37	15.06
06-080	Mid Cap Equity	PGIM QMA Mid Cap Value Fund	Prudential Financial, Inc.	1.14	34.27	6.21	10.66
06-064	Mid Cap Equity	PGIM QMA Mid Cap Value Fund	Prudential Financial, Inc.	0.88	34.61	6.50	10.95
06-GCF	Mid Cap Equity	PGIM QMA Mid Cap Value Fund	Prudential Financial, Inc.	0.74	34.86	6.64	11.11
06-3FV	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	Prudential Financial, Inc.	0.99	34.54
06-3FT	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	Prudential Financial, Inc.	1.24	34.15

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GJP	Small Cap Equity	PGIM QMA Small-Cap Value Fund	Prudential Financial, Inc.	0.66	41.79	7.20
06-538	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.76	-1.57	4.34	4.07
06-537	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.49	-1.25	4.62	4.34
06-3FM	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.64	-1.4
06-3FK	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.89	-1.64
06-FFH	Intermediate Bond	PGIM Total Return Bond Fund	Prudential Financial, Inc.	0.39	-1.15	4.72	4.44
06-706	Balanced	PIMCO All Asset Fund	Pacific Investment Management Company, LLC	1.17	15.27	8.50	6.07
06-3FC	Balanced	PIMCO All Asset Fund	Pacific Investment Management Company, LLC	0.92	15.58	8.78	6.33
06-017	World Stock	PIMCO All Asset Fund	Pacific Investment Management Company, LLC	1.62	14.79	8.01	5.57
06-018	Specialty	PIMCO Commodity Real Return Strategy Fund	Pacific Investment Management Company, LLC	1.07	32.91	5.70	-2.03
06-GNG	Specialty	PIMCO Commodity Real Return Strategy Fund	Pacific Investment Management Company, LLC	0.82	33.48	5.99	-1.76
06-019	Specialty	PIMCO Commodity Real Return Strategy Fund	Pacific Investment Management Company, LLC	1.52	32.58	5.26	-2.46
06-4YF	Specialty	PIMCO Extended Duration	Pacific Investment Management Company, LLC	0.63	-5.02	8.95	5.84
06-4XF	World Bond	PIMCO Global Bond Opportunities (Unhedged)	Pacific Investment Management Company, LLC	0.57	-3.56	3.47	2.22
06-4CM	Intermediate Bond	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Pacific Investment Management Company, LLC	0.56	-0.54	3.42	4.12
06-49W	Intermediate Bond	PIMCO GNMA and Government Securities Fund	Pacific Investment Management Company, LLC	0.51	-0.65	2.87	2.40
06-760	High Yield Bond	PIMCO High Yield Fund	Pacific Investment Management Company, LLC	0.81	3.79	5.36	5.91
06-FCJ	High Yield Bond	PIMCO High Yield Fund	Pacific Investment Management Company, LLC	0.56	4.05	5.62	6.17
06-705	High Yield Bond	PIMCO High Yield Fund	Pacific Investment Management Company, LLC	1.16	3.43	4.99	5.54
06-769	Intermediate Bond	PIMCO Income Fund	Pacific Investment Management Company, LLC	1.27	1.94	4.40	6.30

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-768	Intermediate Bond	PIMCO Income Fund	Pacific Investment Management Company, LLC	0.87	2.35	4.82	6.72
06-FCK	Intermediate Bond	PIMCO Income Fund	Pacific Investment Management Company, LLC	0.62	2.61	5.08	6.97
06-6FR	Global Bond	PIMCO International Bond* Unhedged	Pacific Investment Management Company, LLC	0.52
06-3MJ	Intermediate Bond	PIMCO International Bond Fund (U.S. Dollar-Hedged)	Pacific Investment Management Company, LLC	0.52	-1.67	3.55	4.78
06-CNN	Intermediate Bond	PIMCO Investment Grade Credit Bond Fund	Pacific Investment Management Company, LLC	0.77	-1.28	4.98	5.21
06-GNH	Intermediate Bond	PIMCO Investment Grade Credit Bond Fund	Pacific Investment Management Company, LLC	0.52	-1.03	5.24	5.47
06-4Y7	Intermediate Bond	PIMCO Long Duration Total Return Fund	Pacific Investment Management Company, LLC	0.59	-1.53	8.30	6.35
06-33M	Specialty	PIMCO Long Duration Total Return Fund	Pacific Investment Management Company, LLC	0.99	-1.92
06-4Y9	Intermediate Bond	PIMCO Long-Term Credit Bond	Pacific Investment Management Company, LLC	0.59	-1.02	8.32	7.83
06-33N	Specialty	PIMCO Long-Term U.S. Government Fund	Pacific Investment Management Company, LLC	0.92	-4.88	6.02	4.08
06-4YC	Specialty	PIMCO Long-Term U.S. Government Fund	Pacific Investment Management Company, LLC	0.57	-4.55	6.38	4.44
06-4R7	Short Term Bond	PIMCO Low Duration Fund	Pacific Investment Management Company, LLC	0.46	-0.69	1.89	1.90
06-4YH	Intermediate Bond	PIMCO Moderate Duration	Pacific Investment Management Company, LLC	0.46	-1.26	3.32	3.09
06-FCM	Intermediate Bond	PIMCO Real Return Fund	Pacific Investment Management Company, LLC	0.47	5.67	5.54	3.23
06-707	Intermediate Bond	PIMCO Real Return Fund	Pacific Investment Management Company, LLC	0.72	5.41	5.28	2.97
06-708	Intermediate Bond	PIMCO Real Return Fund	Pacific Investment Management Company, LLC	1.12	4.98	4.86	2.57
06-3Y3	Managed Asset Allocation	PIMCO RealPath Blend 2025 Fund	Pacific Investment Management Company, LLC	0.58	10.72	10.38
06-49F	Managed Asset Allocation	PIMCO RealPath Blend 2025 Inst	Pacific Investment Management Company, LLC	0.33	10.94	10.65

* Added May 20, 2022

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3Y4	Managed Asset Allocation	PIMCO RealPath Blend 2030 Fund	Pacific Investment Management Company, LLC	0.53	12.65	11.16
06-49G	Managed Asset Allocation	PIMCO RealPath Blend 2030 Inst	Pacific Investment Management Company, LLC	0.28	12.96	11.43
06-3Y6	Managed Asset Allocation	PIMCO RealPath Blend 2035 Fund	Pacific Investment Management Company, LLC	0.49	14.83	11.81
06-49H	Managed Asset Allocation	PIMCO RealPath Blend 2035 Inst	Pacific Investment Management Company, LLC	0.24	15.05	12.07
06-3Y7	Managed Asset Allocation	PIMCO RealPath Blend 2040 Fund	Pacific Investment Management Company, LLC	0.45	16.23	12.33
06-49J	Managed Asset Allocation	PIMCO RealPath Blend 2040 Inst	Pacific Investment Management Company, LLC	0.20	16.6	12.63
06-3Y9	Managed Asset Allocation	PIMCO RealPath Blend 2045 Fund	Pacific Investment Management Company, LLC	0.41	17.44	12.77
06-49K	Managed Asset Allocation	PIMCO RealPath Blend 2045 Inst	Pacific Investment Management Company, LLC	0.16	17.71	13.06
06-3YC	Managed Asset Allocation	PIMCO RealPath Blend 2050 Fund	Pacific Investment Management Company, LLC	0.39	18.14	12.95
06-49M	Managed Asset Allocation	PIMCO RealPath Blend 2050 Inst	Pacific Investment Management Company, LLC	0.14	18.5	13.26
06-3YF	Managed Asset Allocation	PIMCO RealPath Blend 2055 Fund	Pacific Investment Management Company, LLC	0.38	18.42	12.91
06-49N	Managed Asset Allocation	PIMCO RealPath Blend 2055 Inst	Pacific Investment Management Company, LLC	0.13	18.73	13.18
06-6FG	Managed Asset Allocation	PIMCO RealPath Blend 2060	Pacific Investment Management Company, LLC	-	-	-	-
06-6FF	Managed Asset Allocation	PIMCO RealPath Blend 2060	Pacific Investment Management Company, LLC	-	-	-	-
06-49P	Managed Asset Allocation	PIMCO RealPath Blend Inc	Pacific Investment Management Company, LLC	0.38	8.99	9.35
06-3YG	Managed Asset Allocation	PIMCO RealPath Blend Income Fund	Pacific Investment Management Company, LLC	0.63	8.74	9.09
06-4YG	Balanced	PIMCO StockPLUS Long Duration	Pacific Investment Management Company, LLC	0.61	25.73	25.57	22.14
06-4K3	Large Cap Blend	PIMCO StocksPLUS	Pacific Investment Management Company, LLC	0.51	27.98	18.38	17.02

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3WR	Foreign Equity	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)	Pacific Investment Management Company, LLC	0.78	18.4	10.81	11.85
06-4K4	Small Cap Blend	PIMCO StocksPLUS Small	Pacific Investment Management Company, LLC	0.70	14.08	12.34	14.65
06-FCN	Intermediate Bond	PIMCO Total Return Fund	Pacific Investment Management Company, LLC	0.47	-0.84	4.15	3.68
06-291	Intermediate Bond	PIMCO Total Return Fund	Pacific Investment Management Company, LLC	0.72	-1.09	3.89	3.42
06-680	Intermediate Bond	PIMCO Total Return Fund	Pacific Investment Management Company, LLC	1.06	-1.43	3.52	3.04
06-834	Intermediate Bond	Pioneer Bond Fund	Amundi Asset Management, Inc.	0.82	0.38	4.13	3.96
06-823	Intermediate Bond	Pioneer Bond Fund	Amundi Asset Management, Inc.	0.45	0.73	4.47	4.25
06-FCP	Intermediate Bond	Pioneer Bond Fund	Amundi Asset Management, Inc.	0.34	0.96	4.59
06-3WW	Balanced	Pioneer Classic Balanced Fund	Amundi Asset Management, Inc.	0.65	15.39	11.89
06-022	Intermediate Bond	Pioneer Dynamic Credit Fund	Amundi Asset Management, Inc.	0.90	5.34
06-021	Intermediate Bond	Pioneer Dynamic Credit Fund	Amundi Asset Management, Inc.	0.60	5.65
06-327	Large Cap Equity	Pioneer Equity Income Fund	Amundi Asset Management, Inc.	1.06	25.55	10.48	12.12
06-828	Large Cap Equity	Pioneer Equity Income Fund	Amundi Asset Management, Inc.	0.77	25.83	10.76	12.43
06-FCR	Large Cap Equity	Pioneer Equity Income Fund	Amundi Asset Management, Inc.	0.66	26	10.89
06-6FH	Large Cap Blend	Pioneer Fund*	Amundi Asset Management, Inc.	0.61
06-833	Large Cap Equity	Pioneer Fund	Amundi Asset Management, Inc.	1.08	27.81	19.89	15.93
06-590	Large Cap Equity	Pioneer Fund VCT Portfolio	Amundi Asset Management, Inc.	0.79	27.98	20.15	16.19
06-628	Large Cap Equity	Pioneer Fundamental Growth Fund	Amundi Asset Management, Inc.	1.04	23.41	20.65	17.16
06-626	Large Cap Equity	Pioneer Fundamental Growth Fund	Amundi Asset Management, Inc.	0.76	23.74	21.01	17.52
06-FCT	Large Cap Equity	Pioneer Fundamental Growth Fund	Amundi Asset Management, Inc.	0.65	23.86	21.15
06-GGH	World Stock	Pioneer Global Sustainable Growth Fund	Amundi Asset Management, Inc.	1.15	23.7	14.07	12.19
06-GGJ	World Stock	Pioneer Global Sustainable Growth Fund	Amundi Asset Management, Inc.	0.70	24.3	14.59	12.71
06-837	High Yield Bond	Pioneer High Yield Fund	Amundi Asset Management, Inc.	1.10	5.75	5.30	6.12
06-829	High Yield Bond	Pioneer High Yield Fund	Amundi Asset Management, Inc.	0.85	6.01	5.59	6.44
06-838	Mid Cap Equity	Pioneer Mid Cap Value Fund	Amundi Asset Management, Inc.	1.08	29.46	8.92	10.91
06-831	Mid Cap Equity	Pioneer Mid Cap Value Fund	Amundi Asset Management, Inc.	0.81	29.8	9.20	11.23
06-836	Small Cap Equity	Pioneer Select Mid Cap Growth Fund	Amundi Asset Management, Inc.	1.01	7.96	19.36	15.75
06-FCV	Mid Cap Equity	Pioneer Select Mid Cap Growth Fund	Amundi Asset Management, Inc.	0.66	8.34	19.79

* Added May 20, 2022

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-591	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	Amundi Asset Management, Inc.	0.89	8.07	19.47	15.65
06-594	Intermediate Bond	Pioneer Strategic Income Fund	Amundi Asset Management, Inc.	1.06	2.15	4.52	4.56
06-CGG	Intermediate Bond	Pioneer Strategic Income Fund	Amundi Asset Management, Inc.	0.69	2.56	4.86	4.88
06-FCW	Intermediate Bond	Pioneer Strategic Income Fund	Amundi Asset Management, Inc.	0.59	2.66	4.97
06-4XN	Large Cap Growth	Principal Blue Chip	Principal Global Investors, LLC	0.56	25.28
06-FHX	Intermediate Bond	Principal Bond Market Index Fund	Principal Global Investors, LLC	0.71	-2.29	2.76	2.01
06-3JJ	Intermediate Bond	Principal Core Fixed Inc	Principal Global Investors, LLC	0.42	-1.75	3.97
06-3JP	Specialty	Principal Global Real Estate Securities Fund	Principal Global Investors, LLC	0.88	23.51	10.45
06-CVG	Foreign Equity	Principal International Equity Index Fund	Principal Global Investors, LLC	0.89	10.37	8.80	7.15
06-3JH	Large Cap Equity	Principal Large Cap Growth Fund	Principal Global Investors, LLC	0.59	21.82	25.44
06-FPW	Mid Cap Equity	Principal Mid Cap S&P 400 Index Fund	Principal Global Investors, LLC	0.73	23.75	12.26	13.34
06-3RN	Mid Cap Equity	Principal Mid Cap S&P 400 Index Fund	Principal Global Investors, LLC	0.16	24.47	12.89
06-3CP	Specialty	Principal Real Estate Securities Fund	Principal Global Investors, LLC	0.81	39.73	13.16
06-3RP	Small Cap Equity	Principal Small Cap Growth Fund I	Principal Global Investors, LLC	0.84	7.28	19.51
06-FPX	Small Cap Equity	Principal Small Cap S&P 600 Index Fund	Principal Global Investors, LLC	0.73	25.53	11.59	13.64
06-4TV	Small Cap Blend	Principal Small Cap S&P 600 Index Fund	Principal Global Investors, LLC	0.16	26.24	12.22
06-936	Intermediate Bond	Putnam Diversified Income Trust	Putnam Investments Management, LLC	0.99	-6.93	1.83	3.21
06-897	Intermediate Bond	Putnam Diversified Income Trust	Putnam Investments Management, LLC	0.74	-6.8	2.09	3.47
06-GNK	Intermediate Bond	Putnam Diversified Income Trust	Putnam Investments Management, LLC	0.64	-6.67	2.18
06-GNM	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Putnam Investments Management, LLC	0.96	13.32	9.83	9.78
06-GNN	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Putnam Investments Management, LLC	0.61	13.79	10.23
06-GNP	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Putnam Investments Management, LLC	0.71	13.69	10.11	10.06
06-GNR	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Putnam Investments Management, LLC	0.99	5.65	6.31	6.43
06-GNT	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Putnam Investments Management, LLC	0.64	5.97	6.68
06-GNV	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Putnam Investments Management, LLC	0.74	5.96	6.59	6.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-GNW	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Putnam Investments Management, LLC	1.05	16.75	11.79	11.56
06-GNY	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Putnam Investments Management, LLC	0.80	17.1	12.07	11.84
06-GNX	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Putnam Investments Management, LLC	0.69	17.18	12.21
06-64J	Foreign Equity	Putnam Emerging Markets Equity	Putnam Investments Management, LLC	0.94	-3.81
06-36H	Large Cap Equity	Putnam Equity Income Fund	Putnam Investments Management, LLC	0.55	27.33	14.08
06-FCG	Large Cap Equity	Putnam Equity Income Fund	Putnam Investments Management, LLC	0.90	26.84	13.67	13.90
06-FCF	Large Cap Equity	Putnam Equity Income Fund	Putnam Investments Management, LLC	0.65	27.18	13.95	14.18
06-899	Large Cap Equity	Putnam Growth Opportunities Fund	Putnam Investments Management, LLC	0.74	22.84	25.70	20.09
06-938	Large Cap Equity	Putnam Growth Opportunities Fund	Putnam Investments Management, LLC	0.99	22.52	25.38	19.78
06-GCG	Large Cap Equity	Putnam Growth Opportunities Fund	Putnam Investments Management, LLC	0.64	22.95	25.84
06-3XC	Mid Cap Equity	Putnam Sustainable Future Fund Class	Putnam Investments Management, LLC	0.66	6.11
06-3XG	Large Cap Equity	Putnam Sustainable Leaders Fund Class	Putnam Investments Management, LLC	0.70	23.67
06-747	Foreign Equity	Russell Emerging Markets Fund	Russell Investment Company	1.22	0.82	8.27	4.78
06-GCH	Foreign Equity	Russell Emerging Markets Fund	Russell Investment Company	1.07	0.93	8.46
06-742	Large Cap Equity	Russell Equity Income Fund	Russell Investment Company	0.84	27.38	15.25	14.49
06-736	World Stock	Russell Global Equity Fund	Russell Investment Company	0.99	22.63	14.46	12.53
06-489	Specialty	Russell Global Infrastructure Fund	Russell Investment Company	1.03	12.34	8.17	8.22
06-739	Specialty	Russell Global Real Estate Securities Fund	Russell Investment Company	1.10	26.81	8.85	9.01
06-737	Foreign Equity	Russell International Developed Markets Fund	Russell Investment Company	0.93	12.77	8.64	7.64
06-FFM	Specialty	Russell Inv Global Real Estate Securities Fund	Russell Investment Company	0.93	27.02	9.04
06-738	Intermediate Bond	Russell Investment Grade Bond Fund	Russell Investment Company	0.48	-1.25	3.76	3.13
06-GCJ	Intermediate Bond	Russell Investment Grade Bond Fund	Russell Investment Company	0.35	-1.16	3.89
06-659	Balanced	Russell LifePoints Balanced Strategy Fund	Russell Investment Company	0.90	13.63	7.09	7.16
06-665	Balanced	Russell LifePoints Balanced Strategy Fund	Russell Investment Company	1.40	13.17	6.56	6.64
06-661	Balanced	Russell LifePoints Conservative Strategy Fund	Russell Investment Company	0.66	3.56	4.51	4.27

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-655	Balanced	Russell LifePoints Conservative Strategy Fund	Russell Investment Company	1.16	3.03	3.95	3.73
06-662	Balanced	Russell LifePoints Equity Growth Strategy Fund	Russell Investment Company	0.97	21.01	9.68	9.30
06-675	Balanced	Russell LifePoints Equity Growth Strategy Fund	Russell Investment Company	1.47	20.42	9.13	8.75
06-663	Balanced	Russell LifePoints Growth Strategy Fund	Russell Investment Company	0.97	18.15	9.08	8.51
06-670	Balanced	Russell LifePoints Growth Strategy Fund	Russell Investment Company	1.47	17.53	8.54	7.97
06-664	Balanced	Russell LifePoints Moderate Strategy Fund	Russell Investment Company	0.80	8.47	5.40	5.52
06-660	Balanced	Russell LifePoints Moderate Strategy Fund	Russell Investment Company	1.30	8.01	4.88	4.99
06-488	Intermediate Bond	Russell Opportunistic Credit Fund	Russell Investment Company	0.82	2.64	4.62	4.85
06-748	Short Term Bond	Russell Short Duration Bond Fund	Russell Investment Company	0.55	-0.75	2.28	2.05
06-741	Intermediate Bond	Russell Strategic Bond Fund	Russell Investment Company	0.58	-1.73	3.88	3.49
06-GCK	Intermediate Bond	Russell Strategic Bond Fund	Russell Investment Company	0.47	-1.57	3.97
06-744	Large Cap Equity	Russell Sustainable Equity Fund	Russell Investment Company	1.07	25.54	16.01	14.56
06-749	Small Cap Equity	Russell U.S. Small Cap Equity Fund	Russell Investment Company	1.13	25.84	12.02	13.14
06-GCM	Small Cap Equity	Russell U.S. Small Cap Equity Fund	Russell Investment Company	1.00	26.03	12.17
06-225	Large Cap Equity	State Street Equity 500 Index	SSGA Funds Management, Inc.	0.17	28.32	18.17	16.26
06-167	Large Cap Equity	State Street Equity 500 Index	SSGA Funds Management, Inc.	0.62	27.74	17.65	15.73
06-3TT	Managed Asset Allocation	State Street Target Retirement 2020 Fund	SSGA Funds Management, Inc.	0.09	9.55	9.34
06-3TV	Managed Asset Allocation	State Street Target Retirement 2025 Fund	SSGA Funds Management, Inc.	0.09	10.81	11.10
06-3TW	Managed Asset Allocation	State Street Target Retirement 2030 Fund	SSGA Funds Management, Inc.	0.09	11.37	12.17
06-3VR	Managed Asset Allocation	State Street Target Retirement 2035 Fund	SSGA Funds Management, Inc.	0.09	12.18	12.82
06-3TY	Managed Asset Allocation	State Street Target Retirement 2040 Fund	SSGA Funds Management, Inc.	0.09	13.15	13.34
06-3V3	Managed Asset Allocation	State Street Target Retirement 2045 Fund	SSGA Funds Management, Inc.	0.09	13.83	13.76
06-3V4	Managed Asset Allocation	State Street Target Retirement 2050 Fund	SSGA Funds Management, Inc.	0.09	14.37	13.96
06-3V6	Managed Asset Allocation	State Street Target Retirement 2055 Fund	SSGA Funds Management, Inc.	0.09	14.31	13.98
06-3V7	Managed Asset Allocation	State Street Target Retirement 2060 Fund	SSGA Funds Management, Inc.	0.09	14.34	13.97
06-64F	Managed Asset Allocation	State Street Target Retirement 2065 Fund	SSGA Funds Management, Inc.	0.09	14.39
06-3V9	Managed Asset Allocation	State Street Target Retirement Fund	SSGA Funds Management, Inc.	0.09	7.92	7.56
06-4GM	Balanced	T Rowe Price Capital Appr	T. Rowe Price Investment Management	0.58	18.67	15.29
06-4GN	Specialty	T Rowe Price Comm Tech	T. Rowe Price Investment Management	0.65	9.79	24.27

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4GP	Specialty	T Rowe Price Global Tech	T. Rowe Price Investment Management	0.75	10.14	28.24
06-4GC	Specialty	T Rowe Price Health Science	T. Rowe Price Investment Management	0.65	13.4	19.91
06-4GR	Specialty	T Rowe Price New Era	T. Rowe Price Investment Management	0.56	25.51	5.88
06-4GT	Small Cap Equity	T Rowe Price Small Cap Stock	T. Rowe Price Investment Management	0.75	17.27	17.05
06-4MP	Balanced	T Rowe Price Spectrum Moderate Growth Allocation Fund	T. Rowe Price Investment Management	0.65	14.25	13.59
06-4GV	Large Cap Equity	T Rowe Price Value	T. Rowe Price Investment Management	0.63	30.06	14.47
06-720	Large Cap Equity	T. Rowe Price Blue Chip Growth Fund	T. Rowe Price Investment Management	1.21	17.08	22.83	18.81
06-FFN	Large Cap Equity	T. Rowe Price Blue Chip Growth Fund	T. Rowe Price Investment Management	0.56	17.85	23.64
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid-Cap Growth	T. Rowe Price Investment Management	0.66	13.88
06-3W9	Large Cap Equity	T. Rowe Price Dividend Growth Fund	T. Rowe Price Investment Management	0.50	26.2	17.45
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock Fund	T. Rowe Price Investment Management	1.06	-10.36	9.98
06-775	Large Cap Equity	T. Rowe Price Equity Income Fund	T. Rowe Price Investment Management	1.25	24.92	10.53	11.32
06-FFP	Large Cap Equity	T. Rowe Price Equity Income Fund	T. Rowe Price Investment Management	0.55	25.77	11.28
06-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	T. Rowe Price Investment Management	0.74	25.55	11.01	11.81
06-755	Foreign Equity	T. Rowe Price European Stock Fund	T. Rowe Price Investment Management	0.96	14.82	12.46	9.79
06-GPC	Specialty	T. Rowe Price Financial Services Fund	T. Rowe Price Investment Management	0.72	38.01	15.28
06-47W	World Allocation	T. Rowe Price Global Allocation Fund	T. Rowe Price Investment Management	0.85	9.3	10.39
06-47X	World Allocation	T. Rowe Price Global Allocation Fund	T. Rowe Price Investment Management	1.27	8.86	9.93
06-64T	Intermediate Bond	T. Rowe Price Global Multi-Sector	T. Rowe Price Investment Management Bond Fund	0.48	0.55	5.24
06-308	Large Cap Equity	T. Rowe Price Growth Stock Fund	T. Rowe Price Investment Management	0.92	19.71	22.92	18.83
06-780	Large Cap Equity	T. Rowe Price Growth Stock Fund	T. Rowe Price Investment Management	1.17	19.39	22.60	18.52
06-FFR	Large Cap Equity	T. Rowe Price Growth Stock Fund	T. Rowe Price Investment Management	0.52	20.18	23.41
06-63M	Foreign Equity	T. Rowe Price International Discovery	T. Rowe Price Investment Management	1.19	7.41	16.33	13.94
06-715	Foreign Equity	T. Rowe Price International Stock Fund	T. Rowe Price Investment Management	1.40	0.87	9.76	7.78
06-FFT	Foreign Equity	T. Rowe Price International Value Equity Fund	T. Rowe Price Investment Management	0.66	12.93	6.65
06-309	Foreign Equity	T. Rowe Price International Value Equity Fund	T. Rowe Price Investment Management	1.09	12.52	6.21	5.75
06-795	Foreign Equity	T. Rowe Price International Value Equity Fund	T. Rowe Price Investment Management	1.35	12.18	5.89	5.45

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-790	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Investment Management	1.28	14.43	17.48	15.86
06-FFV	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Investment Management	0.61	15.19	18.26
06-785	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Investment Management	1.30	23.89	9.74	12.49
06-311	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Investment Management	1.05	24.14	10.00	12.76
06-FFW	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	T. Rowe Price Investment Management	0.65	24.69	10.45
06-3CY	Large Cap Equity	T. Rowe Price New America Growth Fund	T. Rowe Price Investment Management	0.65	20.98	26.50
06-3XK	Mid Cap Equity	T. Rowe Price New Horizons Fund	T. Rowe Price Investment Management	0.64	9.82	26.81
06-3RR	Foreign Equity	T. Rowe Price Overseas Stock Fund	T. Rowe Price Investment Management	0.66	12.43	10.38
06-GFP	Specialty	T. Rowe Price Real Estate Fund	T. Rowe Price Investment Management	0.62	47.53	8.89
06-576	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	T. Rowe Price Investment Management	0.99	7.49	7.62	6.68
06-573	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	T. Rowe Price Investment Management	0.74	7.79	7.91	6.95
06-GCN	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	T. Rowe Price Investment Management	0.34	8.18	8.31
06-579	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Investment Management	0.99	8.22	8.21	7.35
06-574	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Investment Management	0.74	8.49	8.48	7.62
06-GCP	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Investment Management	0.34	8.97	8.90
06-776	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	T. Rowe Price Investment Management	1.01	9.01	8.94	8.22
06-774	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	T. Rowe Price Investment Management	0.76	9.32	9.22	8.51
06-FFY	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	T. Rowe Price Investment Management	0.36	9.74	9.64
06-778	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Investment Management	1.03	9.92	9.88	9.15
06-777	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Investment Management	0.78	10.2	10.16	9.42
06-FGF	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Investment Management	0.37	10.6	10.55
06-781	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Investment Management	1.05	11.3	10.93	10.07
06-779	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Investment Management	0.80	11.62	11.23	10.35
06-FGG	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Investment Management	0.39	12.04	11.61
06-783	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Investment Management	1.08	13.01	11.97	10.92
06-782	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Investment Management	0.83	13.26	12.25	11.19
06-FGH	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Investment Management	0.41	13.75	12.65
06-786	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Investment Management	1.09	14.46	12.83	11.57
06-784	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Investment Management	0.84	14.8	13.12	11.85
06-FGJ	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Investment Management	0.42	15.28	13.52
06-787	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Investment Management	0.85	16.06	13.86	12.35
06-789	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Investment Management	1.10	15.76	13.58	12.07
06-FGK	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Investment Management	0.43	16.58	14.28

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-792	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Investment Management	1.12	16.61	13.97	12.27
06-791	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Investment Management	0.87	16.94	14.26	12.55
06-FGM	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Investment Management	0.44	17.43	14.68
06-794	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Investment Management	1.13	16.82	14.00	12.29
06-793	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Investment Management	0.88	17.06	14.29	12.56
06-FGN	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Investment Management	0.45	17.54	14.71
06-797	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	T. Rowe Price Investment Management	1.14	16.75	13.96	12.26
06-796	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	T. Rowe Price Investment Management	0.89	17.04	14.25	12.54
06-FGP	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	T. Rowe Price Investment Management	0.46	17.57	14.71
06-CMR	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	T. Rowe Price Investment Management	1.14	16.77	13.97
06-CMP	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	T. Rowe Price Investment Management	0.89	17.07	14.25
06-FGR	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	T. Rowe Price Investment Management	0.46	17.55	14.72
06-63R	Managed Asset Allocation	T. Rowe Price Retirement 2065	T. Rowe Price Investment Management	0.89	17.86
06-63W	Managed Asset Allocation	T. Rowe Price Retirement 2065	T. Rowe Price Investment Management	1.14	17.66
06-64G	Managed Asset Allocation	T. Rowe Price Retirement 2065	T. Rowe Price Investment Management	0.46	18.52
06-798	Managed Asset Allocation	T. Rowe Price Retirement Balanced I Fund	T. Rowe Price Investment Management	0.74	8.2	8.00	6.72
06-799	Managed Asset Allocation	T. Rowe Price Retirement Balanced I Fund	T. Rowe Price Investment Management	0.99	7.95	7.73	6.45
06-FFX	Balanced	T. Rowe Price Retirement Balanced I Fund	T. Rowe Price Investment Management	0.34	8.52	8.38
06-CMT	Specialty	T. Rowe Price U.S. Treasury Long-Term Fund	T. Rowe Price Investment Management	0.23	-5.25	6.29	4.02
06-312	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	1.10	5.07	3.19	5.02
06-CNG	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	0.85	5.33	3.45	5.28
06-920	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	1.35	4.96	2.96	4.77
06-GCR	Foreign Equity	Templeton Foreign Fund	Franklin Templeton Institutional, LLC	0.71	5.51	3.64
06-886	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	0.92	-5.06	-1.09	1.48
06-CNH	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	0.67	-4.74	-0.84	1.74
06-FGT	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	0.54	-4.59	-0.70
06-887	Intermediate Bond	Templeton Global Bond Fund	Franklin Templeton Institutional, LLC	1.17	-5.3	-1.34	1.22
06-313	World Stock	Templeton Growth Fund	Franklin Templeton Institutional, LLC	1.05	5.12	5.14	7.36
06-CNJ	World Stock	Templeton Growth Fund	Franklin Templeton Institutional, LLC	0.80	5.38	5.40	7.62
06-925	World Stock	Templeton Growth Fund	Franklin Templeton Institutional, LLC	1.30	4.85	4.88	7.08
06-CHN	Intermediate Bond	Templeton International Bond Fund	Franklin Templeton Institutional, LLC	1.03	-6.65	-1.36	0.31

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3P9	Balanced	The Hartford Balanced Income Fund	Hartford Funds Management Company, LLC	0.56	10.25	8.63
06-3NY	Large Cap Equity	The Hartford Dividend and Growth Fund	Hartford Funds Management Company, LLC	0.65	31.37	15.33
06-3P4	Large Cap Equity	The Hartford Growth Opportunities Fund	Hartford Funds Management Company, LLC	0.74	7.77	24.43
06-3WC	Foreign Equity	The Hartford International Growth Fund	Hartford Funds Management Company, LLC	0.85	4
06-3F7	Foreign Equity	The Hartford International Opportunities Fund	Hartford Funds Management Company, LLC	0.71	7.71	10.75
06-39P	Mid Cap Equity	The Hartford MidCap Fund	Hartford Funds Management Company, LLC	1.17	9.51	15.60	15.61
06-39R	Mid Cap Equity	The Hartford MidCap Fund	Hartford Funds Management Company, LLC	1.47	9.16	15.23	15.25
06-39T	Mid Cap Equity	The Hartford MidCap Fund	Hartford Funds Management Company, LLC	0.75	9.97	16.06
06-3P6	Intermediate Bond	The Hartford Total Return Bond Fund	Hartford Funds Management Company, LLC	0.35	-0.82	4.51
06-3YH	Intermediate Bond	The Hartford World Bond Fund	Hartford Funds Management Company, LLC	1.06	-1.29	1.95	2.18
06-3P7	Intermediate Bond	The Hartford World Bond Fund	Hartford Funds Management Company, LLC	0.65	-0.87	2.37
06-4GW	Foreign Equity	Thornburg Developing World	Thornburg Investment Management, Inc.	0.99	-2.56	12.52
06-4GX	Foreign Equity	Thornburg International Growth	Thornburg Investment Management, Inc.	0.89	-4.08	12.91
06-316	Foreign Equity	Thornburg International Value Fund	Thornburg Investment Management, Inc.	0.99	7.57	11.34	8.43
06-990	Foreign Equity	Thornburg International Value Fund	Thornburg Investment Management, Inc.	1.45	7.1	10.83	7.93
06-GPF	Foreign Equity	Thornburg International Value Fund	Thornburg Investment Management, Inc.	0.90	7.77	11.56
06-986	World Stock	Thornburg Investment Income Builder Fund	Thornburg Investment Management, Inc.	1.06	20.5	9.18	8.21
06-987	World Stock	Thornburg Investment Income Builder Fund	Thornburg Investment Management, Inc.	1.56	19.91	8.65	7.68

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-39W	World Stock	Thornburg Investment Income Builder Fund	Thornburg Investment Management, Inc.	0.87	20.71
06-995	Short Term Bond	Thornburg Limited Term Income Fund	Thornburg Investment Management, Inc.	0.99	-1.3	2.75	2.74
06-GCV	Short Term Bond	Thornburg Limited Term Income Fund	Thornburg Investment Management, Inc.	0.42	-0.73
06-953	Short Term Bond	Thornburg Limited Term Income Fund	Thornburg Investment Management, Inc.	0.49	-0.8	3.20
06-104	Short Term Bond	Thornburg Limited Term U.S. Government Fund	Thornburg Investment Management, Inc.	0.99	-1.94	1.28	0.97
06-985	Large Cap Equity	Thornburg Small/Mid Cap Growth Fund	Thornburg Investment Management, Inc.	1.35	-4.47	15.92	13.74
06-314	Large Cap Equity	Thornburg Small/Mid Cap Growth Fund	Thornburg Investment Management, Inc.	0.84	-4	16.51	14.32
06-4XJ	Intermediate Bond	Thornburg Strategic Income	Thornburg Investment Management, Inc.	0.53	2.85
06-109	Large Cap Equity	Thornburg Value Fund	Thornburg Investment Management, Inc.	1.20	13.78	12.77	13.23
06-FGV	Intermediate Bond	TIAA-CREF Bond Index Fund	TIAA-CREF Investment Management, LLC	0.08	-1.81	3.41	2.74
06-434	Intermediate Bond	TIAA-CREF Bond Index Fund	TIAA-CREF Investment Management, LLC	0.33	-2.05	3.16	2.48
06-3F4	Intermediate Bond	TIAA-CREF Bond Plus Fund	TIAA-CREF Investment Management, LLC	0.30	-0.33	4.26	3.99
06-939	Intermediate Bond	TIAA-CREF Bond Plus Fund	TIAA-CREF Investment Management, LLC	0.55	-0.48	3.99	3.74
06-GCW	Intermediate Bond	TIAA-CREF Core Impact Bd	TIAA-CREF Investment Management, LLC	0.35	-1.03	3.93
06-CNK	Intermediate Bond	TIAA-CREF Core Impact Bd	TIAA-CREF Investment Management, LLC	0.60	-1.28	3.67
06-020	Foreign Equity	TIAA-CREF Emerging Markets Equity Index Fund	TIAA-CREF Investment Management, LLC	0.45	-3.32	9.44	4.99
06-FGW	Large Cap Equity	TIAA-CREF Growth & Income Fund	TIAA-CREF Investment Management, LLC	0.40	25.38	17.78	16.05
06-433	Large Cap Equity	TIAA-CREF Growth & Income Fund	TIAA-CREF Investment Management, LLC	0.65	25.06	17.49	15.76

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-428	Foreign Equity	TIAA-CREF International Equity Index fund	TIAA-CREF Investment Management, LLC	0.30	11.07	9.50	7.95
06-FGX	Foreign Equity	TIAA-CREF International Equity Index Fund	TIAA-CREF Investment Management, LLC	0.05	11.3	9.77	8.22
06-942	Large Cap Equity	TIAA-CREF Large-Cap Growth Fund	TIAA-CREF Investment Management, LLC	0.66	16.51	23.95	18.97
06-431	Large Cap Equity	TIAA-CREF Large-Cap Growth Index Fund	TIAA-CREF Investment Management, LLC	0.30	27.21	24.93	19.41
06-FGY	Large Cap Equity	TIAA-CREF Large-Cap Growth Index Fund	TIAA-CREF Investment Management, LLC	0.05	27.52	25.23	19.71
06-943	Large Cap Equity	TIAA-CREF Large-Cap Value Fund	TIAA-CREF Investment Management, LLC	0.66	26.67	10.09	12.23
06-429	Large Cap Equity	TIAA-CREF Large-Cap Value Index Fund	TIAA-CREF Investment Management, LLC	0.30	24.75	10.84	12.62
06-FHC	Large Cap Equity	TIAA-CREF Large-Cap Value Index Fund	TIAA-CREF Investment Management, LLC	0.05	25.02	11.12	12.90
06-36J	Managed Asset Allocation	TIAA-CREF Lifecycle 2010 Fund	TIAA-CREF Investment Management, LLC	0.37	6.88	8.26	7.66
06-36K	Managed Asset Allocation	TIAA-CREF Lifecycle 2015 Fund	TIAA-CREF Investment Management, LLC	0.38	7.74	8.84	8.26
06-36M	Managed Asset Allocation	TIAA-CREF Lifecycle 2020 Fund	TIAA-CREF Investment Management, LLC	0.39	8.46	9.49	8.96
06-36N	Managed Asset Allocation	TIAA-CREF Lifecycle 2025 Fund	TIAA-CREF Investment Management, LLC	0.41	9.85	10.42	9.81
06-36P	Managed Asset Allocation	TIAA-CREF Lifecycle 2030 Fund	TIAA-CREF Investment Management, LLC	0.42	11.23	11.35	10.63
06-36R	Managed Asset Allocation	TIAA-CREF Lifecycle 2035 Fund	TIAA-CREF Investment Management, LLC	0.43	12.7	12.27	11.41
06-36T	Managed Asset Allocation	TIAA-CREF Lifecycle 2040 Fund	TIAA-CREF Investment Management, LLC	0.44	14.33	13.17	12.02
06-36V	Managed Asset Allocation	TIAA-CREF Lifecycle 2045 Fund	TIAA-CREF Investment Management, LLC	0.45	15.94	13.85	12.38
06-36W	Managed Asset Allocation	TIAA-CREF Lifecycle 2050 Fund	TIAA-CREF Investment Management, LLC	0.45	16.48	14.06	12.49
06-37C	Managed Asset Allocation	TIAA-CREF Lifecycle 2055 Fund	TIAA-CREF Investment Management, LLC	0.45	16.65	14.17	12.56

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-36Y	Managed Asset Allocation	TIAA-CREF Lifecycle 2060 Fund	TIAA-CREF Investment Management, LLC	0.45	16.8	14.29
06-64H	Managed Asset Allocation	TIAA-CREF Lifecycle 2065	TIAA-CREF Investment Management, LLC	0.45	17.15
06-032	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund	TIAA-CREF Investment Management, LLC	0.35	6.75	8.08	7.20
06-FHF	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund	TIAA-CREF Investment Management, LLC	0.10	6.95	8.36	7.47
06-033	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund	TIAA-CREF Investment Management, LLC	0.35	7.63	8.73	7.84
06-FHG	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund	TIAA-CREF Investment Management, LLC	0.10	7.85	8.99	8.10
06-034	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund	TIAA-CREF Investment Management, LLC	0.35	8.48	9.40	8.58
06-FHH	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund	TIAA-CREF Investment Management, LLC	0.10	8.75	9.67	8.85
06-035	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund	TIAA-CREF Investment Management, LLC	0.35	9.85	10.33	9.45
06-FHJ	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund	TIAA-CREF Investment Management, LLC	0.10	10.14	10.61	9.73
06-036	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund	TIAA-CREF Investment Management, LLC	0.35	11.36	11.28	10.32
06-FHK	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund	TIAA-CREF Investment Management, LLC	0.10	11.67	11.57	10.61
06-037	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund	TIAA-CREF Investment Management, LLC	0.35	12.88	12.21	11.17
06-FHM	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund	TIAA-CREF Investment Management, LLC	0.10	13.21	12.49	11.45
06-FHN	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund	TIAA-CREF Investment Management, LLC	0.10	14.89	13.40	12.13
06-038	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund	TIAA-CREF Investment Management, LLC	0.35	14.61	13.12	11.85
06-FHP	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund	TIAA-CREF Investment Management, LLC	0.10	16.65	14.14	12.53
06-039	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund	TIAA-CREF Investment Management, LLC	0.35	16.37	13.86	12.24

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-FHR	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund	TIAA-CREF Investment Management, LLC	0.10	17.14	14.35	12.64
06-040	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund	TIAA-CREF Investment Management, LLC	0.35	16.87	14.06	12.36
06-041	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund	TIAA-CREF Investment Management, LLC	0.35	17.1	14.20	12.45
06-FHT	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund	TIAA-CREF Investment Management, LLC	0.10	17.39	14.47	12.73
06-CMV	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund	TIAA-CREF Investment Management, LLC	0.35	17.39	14.33
06-FHV	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund	TIAA-CREF Investment Management, LLC	0.10	17.64	14.61
06-4XR	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2065	TIAA-CREF Investment Management, LLC	0.10	18.08
06-4XT	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2065	TIAA-CREF Investment Management, LLC	0.35	17.44
06-FHW	Managed Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund	TIAA-CREF Investment Management, LLC	0.10	7.14	8.30	7.08
06-042	Managed Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund	TIAA-CREF Investment Management, LLC	0.35	6.82	8.03	6.81
06-36X	Managed Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund	TIAA-CREF Investment Management, LLC	0.37	7.08	8.14	7.24
06-3CK	Balanced	TIAA-CREF Lifestyle Aggressive Growth Fund	TIAA-CREF Investment Management, LLC	0.65	17.22	14.89	13.32
06-4CX	Balanced	TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class	TIAA-CREF Investment Management, LLC	0.95	16.82	14.55	12.97
06-3CG	Balanced	TIAA-CREF Lifestyle Conservative Fund	TIAA-CREF Investment Management, LLC	0.49	6.49	8.14	7.33
06-3CJ	Balanced	TIAA-CREF Lifestyle Growth Fund	TIAA-CREF Investment Management, LLC	0.60	13.58	12.81	11.50
06-3XV	Balanced	TIAA-CREF Lifestyle Growth Fund	TIAA-CREF Investment Management, LLC	0.88	13.22	12.48	11.17
06-3CF	Balanced	TIAA-CREF Lifestyle Income Fund	TIAA-CREF Investment Management, LLC	0.43	3.05	5.53	4.96
06-3CH	Balanced	TIAA-CREF Lifestyle Moderate Fund	TIAA-CREF Investment Management, LLC	0.55	10.02	10.76	9.69

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-944	Mid Cap Equity	TIAA-CREF Mid-Cap Growth Fund	TIAA-CREF Investment Management, LLC	0.73	2.7	17.96	14.79
06-3MH	Specialty	TIAA-CREF Real Estate Securities Fund	TIAA-CREF Investment Management, LLC	0.49	39.41	14.82	13.00
06-GCX	Large Cap Equity	TIAA-CREF Social Choice Equity Fund	TIAA-CREF Investment Management, LLC	0.18	26.46	17.98	15.75
06-432	Large Cap Equity	TIAA-CREF Social Choice Equity Fund	TIAA-CREF Investment Management, LLC	0.43	26.1	17.69	15.46
06-GCY	Foreign Equity	TIAA-CREF Social Choice International Equity Fund	TIAA-CREF Investment Management, LLC	0.40	11.94	10.29
06-339	Balanced	Timothy Plan Conservative Growth Fund	Timothy Plan, Ltd.	2.07	7.63	5.51	4.69
06-341	Balanced	Timothy Plan Strategic Growth Fund	Timothy Plan, Ltd.	2.06	11.7	7.02	6.28
06-703	Intermediate Bond	Touchstone Flexible Income Fund	Touchstone Securities, Inc.	1.11	2.83	4.73	4.61
06-GPG	Large Cap Equity	Touchstone Focused Fund	Touchstone Securities, Inc.	0.85	26.85	16.37	16.25
06-624	Large Cap Equity	Touchstone Focused Fund	Touchstone Securities, Inc.	0.91	26.81	16.30	16.14
06-619	Large Cap Equity	Touchstone Focused Fund	Touchstone Securities, Inc.	1.22	26.44	15.96	15.82
06-699	Large Cap Equity	Touchstone Growth Opportunities Fund	Touchstone Securities, Inc.	1.24	22.74	23.19	17.93
06-3GK	Large Cap Equity	Touchstone Large Cap Focused Fund	Touchstone Securities, Inc.	0.70	25.64	19.71
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth	Touchstone Securities, Inc.	0.78	16.35
06-GPJ	Mid Cap Equity	Touchstone Mid Cap Growth Fund	Touchstone Securities, Inc.	0.87	16.26	20.47	17.39
06-GPH	Mid Cap Equity	Touchstone Mid Cap Growth Fund	Touchstone Securities, Inc.	1.23	15.88	20.10	16.99
06-4PF	Small Cap Blend	Touchstone Small Company Fund	Touchstone Securities, Inc.	0.80	23.67	14.01
06-701	Large Cap Equity	Touchstone Sustainability and Impact Equity Fund	Touchstone Securities, Inc.	1.12	11.97	11.99	10.87
06-702	Large Cap Equity	Touchstone Value Fund	Touchstone Securities, Inc.	1.08	24.59	11.60	12.34
06-4FX	Small Cap Equity	Undiscovered Managers Behavioral Value	J.P. Morgan Investment Management, Inc.	0.80	34.5	10.60
06-4NT	Intermediate Bond	USAA Intermediate Term Bond Fund	Victory Capital Management, Inc.	0.42	1.12	5.36
06-4NW	Foreign Blend	USAA International Fund	Victory Capital Management, Inc.	0.80	16.58
06-4NV	Large Cap Growth	USAA Nasdaq 100 Index Fund	Victory Capital Management, Inc.	0.31	27.14
06-FHY	Large Cap Equity	Vanguard 500 Index Fund	Vanguard Group, Inc.	0.04	28.66	18.43	16.51
06-FJC	Balanced	Vanguard Balanced Index Fund	Vanguard Group, Inc.	0.07	14.22	12.37	10.99
06-4XX	Specialty	Vanguard Commodity Strategy	Vanguard Group, Inc.	0.20	35.23
06-4Y3	Specialty	Vanguard Consumer Discretionary Index	Vanguard Group, Inc.	0.10	24.88	23.17	20.21

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4XY	Specialty	Vanguard Consumer Staples Index	Vanguard Group, Inc.	0.10	17.52	11.14	12.15
06-FJF	Foreign Equity	Vanguard Developed Markets Index Fund	Vanguard Group, Inc.	0.07	11.43	10.15	8.51
06-4CY	Large Cap Equity	Vanguard Dividend Growth Fund Investor Shares	Vanguard Group, Inc.	0.26	24.84	16.97	14.65
06-FJG	Foreign Equity	Vanguard Emerging Markets Stock Index Fund	Vanguard Group, Inc.	0.14	0.86	9.43	5.36
06-FJH	Specialty	Vanguard Energy Fund	Vanguard Group, Inc.	0.25	27.79	-3.02	-0.67
06-FJJ	Large Cap Equity	Vanguard Equity Income Fund	Vanguard Group, Inc.	0.19	25.64	12.67	13.23
06-4PP	Europe Stock	Vanguard European Stock Index Fund	Vanguard Group, Inc.	0.10	16.33	10.74	8.65
06-FJK	Small Cap Equity	Vanguard Explorer Fund	Vanguard Group, Inc.	0.30	16.37	19.29	16.25
06-FJM	Mid Cap Equity	Vanguard Extended Market Index Fund	Vanguard Group, Inc.	0.06	12.45	15.30	14.97
06-4G7	Specialty	Vanguard Financials Index	Vanguard Group, Inc.	0.10	35.25	12.62	15.71
06-3CC	Foreign Equity	Vanguard FTSE All-World ex-US Index Fund	Vanguard Group, Inc.	0.11	8.12	9.88	7.62
06-3WM	Large Cap Equity	Vanguard FTSE Social Index Fund	Vanguard Group, Inc.	0.14	27.71
06-GFM	Intermediate Bond	Vanguard GNMA Fund	Vanguard Group, Inc.	0.11	-1.02	2.31	2.18
06-4MV	Large Cap Blend	Vanguard Growth and Income	Vanguard Group, Inc.	0.22	29.11	17.92	16.55
06-FJN	Large Cap Equity	Vanguard Growth Index Fund	Vanguard Group, Inc.	0.05	27.26	24.77	19.29
06-FJP	Specialty	Vanguard Health Care Fund	Vanguard Group, Inc.	0.27	14.36	13.93	15.37
06-4MW	Specialty	Vanguard Health Care Index	Vanguard Group, Inc.	0.10	20.5	17.74	17.46
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index	Vanguard Group, Inc.	0.08	26.13
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Fund	Vanguard Group, Inc.	0.13	3.78	5.70	6.15
06-4XW	Specialty	Vanguard Industrials Index	Vanguard Group, Inc.	0.10	20.72	13.04	14.47
06-GFC	Intermediate Bond	Vanguard Inflation-Protected Securities Fund	Vanguard Group, Inc.	0.10	5.68	5.18	2.98
06-4G9	Specialty	Vanguard Information Technology Index	Vanguard Group, Inc.	0.10	30.37	31.80	23.68
06-FJT	Intermediate Bond	Vanguard Intermediate-Term Bond Index Fund	Vanguard Group, Inc.	0.07	-2.36	4.13	3.49
06-FJV	Intermediate Bond	Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Group, Inc.	0.10	-1.14	4.59	4.21
06-FJW	Intermediate Bond	Vanguard Intermediate-Term Treasury Fund	Vanguard Group, Inc.	0.10	-2.19	2.99	2.19
06-3C9	Intermediate Bond	Vanguard Intermediate-Term Treasury Index Fund	Vanguard Group, Inc.	0.07	-2.6	2.78	2.06

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3F6	Foreign Equity	Vanguard International Growth Fund	Vanguard Group, Inc.	0.32	-0.74	21.14	13.96
06-64K	Foreign Equity	Vanguard International High Dividend Yield Index	Vanguard Group, Inc.	0.28	15.07	7.71
06-4XG	Foreign Value	Vanguard International Value	Vanguard Group, Inc.	0.35	7.97	9.16	7.57
06-FJX	Balanced	Vanguard LifeStrategy Conservative Growth Fund	Vanguard Group, Inc.	0.12	6.05	8.05	7.09
06-FJY	Balanced	Vanguard LifeStrategy Growth Fund	Vanguard Group, Inc.	0.14	14.35	12.53	11.12
06-FKC	Balanced	Vanguard LifeStrategy Income Fund	Vanguard Group, Inc.	0.11	1.92	5.70	4.98
06-FKF	Balanced	Vanguard LifeStrategy Moderate Growth Fund	Vanguard Group, Inc.	0.13	10.08	10.30	9.12
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Fund	Vanguard Group, Inc.	0.12	-2.29	7.48	6.56
06-4PT	Intermediate Bond	Vanguard Long-Term Treasury Fund	Vanguard Group, Inc.	0.10	-4.63	6.60	4.51
06-FKG	Specialty	Vanguard Materials Index Fund	Vanguard Group, Inc.	0.10	27.3	13.94	12.52
06-FKH	Mid Cap Equity	Vanguard Mid-Cap Growth Fund	Vanguard Group, Inc.	0.34	9.77	17.94	14.65
06-3YP	Mid Cap Equity	Vanguard Mid-Cap Growth Index Fund	Vanguard Group, Inc.	0.07	20.48	20.05	16.45
06-FKJ	Mid Cap Equity	Vanguard Mid-Cap Index Fund	Vanguard Group, Inc.	0.05	24.51	15.86	15.12
06-3YN	Mid Cap Equity	Vanguard Mid-Cap Value Index Fund	Vanguard Group, Inc.	0.07	28.76	11.61	13.57
06-FKK	Specialty	Vanguard REIT Index Fund	Vanguard Group, Inc.	0.12	40.4	11.24	11.51
06-FKM	Mid Cap Equity	Vanguard Selected Value Fund	Vanguard Group, Inc.	0.31	27.75	10.94	12.59
06-305	Short Term Bond	Vanguard Short Term Federal Fund	Vanguard Group, Inc.	0.20	-0.58	1.94	1.38
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index	Vanguard Group, Inc.	0.07	-1.08	2.17	1.67
06-3CR	Short Term Bond	Vanguard Short-Term Federal Fund	Vanguard Group, Inc.	0.10	-0.49	2.05	1.48
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade	Vanguard Group, Inc.	0.10	-0.33	2.74	2.52
06-4PR	Short Term Bond	Vanguard Short-Term Treasury Fund	Vanguard Group, Inc.	0.10	-0.77	1.75	1.21
06-FKP	Small Cap Equity	Vanguard Small-Cap Growth Index Fund	Vanguard Group, Inc.	0.07	5.7	16.90	14.83
06-FKR	Small Cap Equity	Vanguard Small-Cap Index Fund	Vanguard Group, Inc.	0.05	17.73	13.49	14.16
06-FKN	Small Cap Equity	Vanguard Small-Cap Value Index Fund	Vanguard Group, Inc.	0.07	28.09	10.31	13.30
06-4MY	Mid Cap Blend	Vanguard Strategic Equity	Vanguard Group, Inc.	0.17	30.86	12.89	15.09
06-4RP	Managed Asset Allocation	Vanguard Target Retirement 2015	Vanguard Group, Inc.	0.09	5.81	7.76
06-4RR	Managed Asset Allocation	Vanguard Target Retirement 2020	Vanguard Group, Inc.	0.09	8.29	9.32
06-FKW	Managed Asset Allocation	Vanguard Target Retirement 2020 Fund	Vanguard Group, Inc.	0.13	8.17	9.26	8.71
06-4RT	Managed Asset Allocation	Vanguard Target Retirement 2025	Vanguard Group, Inc.	0.09	9.95	10.43
06-FKX	Managed Asset Allocation	Vanguard Target Retirement 2025 Fund	Vanguard Group, Inc.	0.13	9.8	10.35	9.60

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-4RV	Managed Asset Allocation	Vanguard Target Retirement 2030	Vanguard Group, Inc.	0.09	11.52	11.29
06-FKY	Managed Asset Allocation	Vanguard Target Retirement 2030 Fund	Vanguard Group, Inc.	0.14	11.38	11.23	10.36
06-4RW	Managed Asset Allocation	Vanguard Target Retirement 2035	Vanguard Group, Inc.	0.09	13.12	12.12
06-FMC	Managed Asset Allocation	Vanguard Target Retirement 2035 Fund	Vanguard Group, Inc.	0.14	12.96	12.06	11.10
06-4RX	Managed Asset Allocation	Vanguard Target Retirement 2040	Vanguard Group, Inc.	0.09	14.74	12.93
06-FMF	Managed Asset Allocation	Vanguard Target Retirement 2040 Fund	Vanguard Group, Inc.	0.14	14.56	12.88	11.69
06-4RY	Managed Asset Allocation	Vanguard Target Retirement 2045	Vanguard Group, Inc.	0.09	16.29	13.59
06-FMG	Managed Asset Allocation	Vanguard Target Retirement 2045 Fund	Vanguard Group, Inc.	0.15	16.16	13.55	12.04
06-4T3	Managed Asset Allocation	Vanguard Target Retirement 2050	Vanguard Group, Inc.	0.09	16.59	13.67
06-FMH	Managed Asset Allocation	Vanguard Target Retirement 2050 Fund	Vanguard Group, Inc.	0.15	16.41	13.62	12.07
06-4T4	Managed Asset Allocation	Vanguard Target Retirement 2055	Vanguard Group, Inc.	0.09	16.54	13.68
06-FMJ	Managed Asset Allocation	Vanguard Target Retirement 2055 Fund	Vanguard Group, Inc.	0.15	16.44	13.61	12.05
06-4T6	Managed Asset Allocation	Vanguard Target Retirement 2060	Vanguard Group, Inc.	0.09	16.56	13.68
06-FMK	Managed Asset Allocation	Vanguard Target Retirement 2060 Fund	Vanguard Group, Inc.	0.15	16.44	13.61
06-4T7	Managed Asset Allocation	Vanguard Target Retirement 2065	Vanguard Group, Inc.	0.09	16.56
06-34V	Managed Asset Allocation	Vanguard Target Retirement 2065 Fund	Vanguard Group, Inc.	0.15	16.46
06-4T9	Managed Asset Allocation	Vanguard Target Retirement Income	Vanguard Group, Inc.	0.09	5.34	6.93
06-FMM	Managed Asset Allocation	Vanguard Target Retirement Income Fund	Vanguard Group, Inc.	0.12	5.25	6.85	5.88
06-FMN	Intermediate Bond	Vanguard Total Bond Market Index Fund	Vanguard Group, Inc.	0.05	-1.67	3.58	2.86
06-FMP	Intermediate Bond	Vanguard Total International Bond Index Fund	Vanguard Group, Inc.	0.11	-2.22	3.05
06-FMR	Foreign Equity	Vanguard Total International Stock Index Fund	Vanguard Group, Inc.	0.11	8.62	9.90	7.68
06-FMT	Large Cap Equity	Vanguard Total Stock Market Index Fund	Vanguard Group, Inc.	0.04	25.71	17.98	16.29
06-FMV	Large Cap Equity	Vanguard U.S Growth Fund	Vanguard Group, Inc.	0.28	12.45	25.90	20.05
06-4N7	Specialty	Vanguard Utilities Index	Vanguard Group, Inc.	0.10	17.35	11.31	11.02
06-FMW	Large Cap Equity	Vanguard Value Index Fund	Vanguard Group, Inc.	0.05	26.49	12.52	13.74
06-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	Vanguard Group, Inc.	0.30	14.22	15.59	14.89
06-GCT	Balanced	Vanguard Wellesley Income Fund	Vanguard Group, Inc.	0.16	8.57	8.09	7.73
06-GFF	Balanced	Vanguard Wellington Fund	Vanguard Group, Inc.	0.16	19.12	12.40	11.46
06-4V3	Large Cap Value	Vanguard Windsor II	Vanguard Group, Inc.	0.26	29.08	15.35	14.33
06-3RF	Mid Cap Equity	Victory Integrity Mid-Cap Value Fund	Victory Capital Management, Inc.	0.60	28.85	11.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-3JN	Small Cap Equity	Victory Integrity Small-Cap Value Fund	Victory Capital Management, Inc.	0.96	33.76	8.94
06-33C	Small Cap Equity	Victory RS Small Cap Growth Fund	Victory Capital Management, Inc.	1.05	-10.74
06-3R9	Foreign Equity	Victory Sophus Emerging Markets Fund	Victory Capital Management, Inc.	0.89	-3.93	10.07
06-581	Mid Cap Equity	Victory Sycamore Established Value Fund	Victory Capital Management, Inc.	0.92	31.48	13.56	14.49
06-583	Mid Cap Equity	Victory Sycamore Established Value Fund	Victory Capital Management, Inc.	1.12	31.19	13.33	14.27
06-FMX	Mid Cap Equity	Victory Sycamore Established Value Fund	Victory Capital Management, Inc.	0.57	31.95	13.96
06-584	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	Victory Capital Management, Inc.	1.44	24.92	10.78	12.91
06-582	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	Victory Capital Management, Inc.	1.26	25.13	10.99	13.15
06-FMY	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	Victory Capital Management, Inc.	0.86	25.6	11.41
06-3RC	Foreign Equity	Victory Trivalent International Fund-Core Equity	Victory Capital Management, Inc.	0.55	10.51	8.98
06-GFG	Foreign Equity	Victory Trivalent International Small-Cap Fund	Victory Capital Management, Inc.	1.37	11.94	12.20	11.93
06-GFH	Foreign Equity	Victory Trivalent International Small-Cap Fund	Victory Capital Management, Inc.	1.05	12.27	12.52
06-3YT	Small Cap Equity	Virtus AllianzGI Small Cap	Allianz Global Investors U.S. LLC	0.80	19.35
06-FFJ	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Allianz Global Investors U.S. LLC	0.72	25.85	12.46
06-803	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Allianz Global Investors U.S. LLC	0.97	25.48	12.17	12.99
06-804	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.24	25.24	11.87	12.69
06-FFK	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Allianz Global Investors U.S. LLC	0.79	29.34	12.06
06-806	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.04	28.99	11.79	13.34
06-807	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.30	28.73	11.45	13.00

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUND COMPANIES AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/21)
Fund Identifier	Asset Class	Fund Name	Investment Advisor	Current Expenses	1 year	5 year	10 year
06-808	Small Cap Equity	Virtus Ceredex Small Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.15	27.2	7.83	11.06
06-809	Small Cap Equity	Virtus Ceredex Small Cap Value Equity Fund	Allianz Global Investors U.S. LLC	1.46	26.91	7.53	10.74
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Securities Fund	Allianz Global Investors U.S. LLC	0.79	47.61	13.06
06-64N	Small Cap Equity	Virtus KAR Small-Cap Growth	Allianz Global Investors U.S. LLC	1.00	4.42
06-4WJ	Intermediate Bond	Virtus NFJ Dividend Value	Allianz Global Investors U.S. LLC	1.02	28.53	10.19	10.70
06-202	Large Cap Equity	Virtus NFJ Dividend Value	Allianz Global Investors U.S. LLC	0.93	28.64	10.30	10.81
06-765	Mid Cap Equity	Virtus NFJ Mid Cap Value	Allianz Global Investors U.S. LLC	0.90	26.02	11.80	12.58
06-4NN	Mid Cap Value	Virtus NFJ Mid Cap Value	Allianz Global Investors U.S. LLC	0.60	26.43
06-4WK	Mid Cap Equity	Virtus NFJ Mid-Cap Value	Allianz Global Investors U.S. LLC	1.00	25.93	11.69	12.46
06-CPJ	Small Cap Equity	Virtus NFJ Small Cap Value	Allianz Global Investors U.S. LLC	0.77	24.71	5.86
06-231	Small Cap Equity	Virtus NFJ Small Cap Value	Allianz Global Investors U.S. LLC	1.07	24.36	5.55	8.18
06-4WM	Small Cap Equity	Virtus NFJ Small-Cap Value	Allianz Global Investors U.S. LLC	1.17	24.23	5.44	8.04
06-47K	Specialty	Virtus Seix Floating Rate High Income Fund	Allianz Global Investors U.S. LLC	0.52	5.57	3.38
06-801	High Yield Bond	Virtus Seix High Income Fund	Allianz Global Investors U.S. LLC	0.93	4.52	5.40	6.11
06-811	Intermediate Bond	Virtus Seix Total Return Bond Fund	Allianz Global Investors U.S. LLC	0.70	-1.48	3.51	2.74
06-3CX	Intermediate Bond	Virtus Seix Total Return Bond Fund	Allianz Global Investors U.S. LLC	0.31	-1.09	3.91
06-3N4	Foreign Equity	Virtus Vontobel Emerging Markets Opportunities Fund	Allianz Global Investors U.S. LLC	0.98	-6.22	8.29
06-4NR	Intermediate Bond	Voya Intermediate Bond	Voya Investments Distributor, LLC	0.30	-0.99	4.28
06-4YK	Intermediate Bond	Wells Fargo Core Plus Bond	Wells Capital Management, Inc.	0.31	0.23	5.30
06-3J7	Foreign Equity	Wells Fargo International Equity Fund	Wells Capital Management, Inc.	0.79	6.12	5.85
06-3J6	Mid Cap Equity	Wells Fargo Special Mid Cap Value Fund	Wells Capital Management, Inc.	0.71	28.8	11.82
06-3JF	Small Cap Equity	Wells Fargo Special Small Cap Value Fund	Wells Capital Management, Inc.	0.85	28.27	10.12
06-718	Intermediate Bond	Western Asset Core Plus Bond Fund	Legg Mason Partners Fund Advisor, LLC	1.13	-2.56	4.19
06-713	Intermediate Bond	Western Asset Core Plus Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.82	-2.27	4.52	4.17
06-GFJ	Intermediate Bond	Western Asset Core Plus Bond Fund	Legg Mason Partners Fund Advisor, LLC	0.42	-1.87	4.94	4.57
06-69W	Mid Cap Equity	William Blair Mid Cap Gr	William Blair & Company, LLC	0.90	8.44
06-3TP	Mid Cap Equity	William Blair Small-Mid Cap Growth Fund	William Blair & Company, LLC	1.10	8.56	18.86	16.46

This Summary Prospectus incorporates by reference the Prospectus for the Policy and the Statement of Additional Information (“SAI”), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC EDGAR Contract Identifier: C000033246